================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-08004

                                  Aston Funds
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
               --------------------------------------------------
              (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                  Aston Funds
                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
                    ---------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: October 31

                   Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

(ASTON FUNDS LOGO)

Semi Annual Report 2011                                           April 30, 2011

CLASS N, I & R SHARES

Equity

International

Alternative

Sector

Balanced

Fixed Income

The Report to Shareholders is attached herewith.

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers and we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

     - Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

     - Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

     - Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

     - Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

     - Companies that provide services for us to help market our products to you; and

     -    Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

We restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

Aston Funds values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800-992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

                      This page intentionally left blank.

Aston Funds

LARGE CAP FUNDS
ASTON/Montag & Caldwell Growth Fund
ASTON/Veredus Select Growth Fund
ASTON/TAMRO Diversified Equity Fund
ASTON/Herndon Large Cap Value Fund
ASTON Value Fund

EQUITY INCOME FUND
ASTON/River Road Dividend All Cap Value Fund

MID CAP FUNDS
ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/Fairpointe Mid Cap Fund
   (FORMERLY KNOWN AS ASTON/OPTIMUM MID CAP FUND)
ASTON/Cardinal Mid Cap Value Fund

SMALL CAP FUNDS
ASTON/Veredus Aggressive Growth Fund
ASTON/Crosswind Small Cap Growth Fund
ASTON/TAMRO Small Cap Fund
ASTON/River Road Select Value Fund
ASTON/River Road Small Cap Value Fund
ASTON/River Road Independent Value Fund

INTERNATIONAL FUNDS
ASTON/Neptune International Fund
ASTON/Barings International Fund

ALTERNATIVE FUNDS
ASTON Dynamic Allocation Fund
ASTON/M.D. Sass Enhanced Equity Fund
ASTON/New Century Absolute Return ETF Fund
ASTON/Lake Partners LASSO Alternatives Fund

SECTOR FUND
ASTON/Fortis Real Estate Fund

BALANCED FUND
ASTON/Montag & Caldwell Balanced Fund

FIXED INCOME FUND
ASTON/TCH Fixed Income Fund

TABLE OF CONTENTS

Performance Summary ......................................................     2
Schedules of Investments .................................................     4
Statements of Assets and Liabilities .....................................    46
Statements of Operations .................................................    52
Statements of Changes in Net Assets ......................................    58
inancial Highlights ......................................................    68
Notes to Financial Statements ............................................   111
Additional Information ...................................................   127

   THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
      DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

  ASTON FUNDS ARE DISTRIBUTED BY BNY MELLON DISTRIBUTORS INC., 760 MOORE ROAD,
                           KING OF PRUSSIA, PA 19406.

             SHAREHOLDER SERVICES 800-992-8151 - www.astonfunds.com

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE


                                       | 1

Aston Funds
PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2011

                          AVERAGE ANNUAL TOTAL RETURNS

                                                     SIX
                                                    MONTH                                      TOTAL      NET
                                                    TOTAL     ONE    FIVE   TEN     SINCE     EXPENSE   EXPENSE   INCEPTION
                                           CLASS  RETURN(a)   YEAR   YEAR   YEAR  INCEPTION  RATIO(b)  RATIO (b)      DATE
                                           -----  ---------  -----  -----  -----  ---------  --------  ---------  ---------
EQUITY FUNDS
   Montag & Caldwell Growth Fund             N      12.95%   12.03%  5.09%  2.46%   8.81%      1.09%     1.09%     11/02/94
                                             I      13.11    12.38   5.37   2.74    6.88       0.84      0.84      06/28/96
                                             R      12.81    11.77   4.85    N/A    6.31       1.34      1.34      12/31/02
   Veredus Select Growth Fund (1)            N      17.45    13.83   2.85    N/A    4.94       1.35      1.32      12/31/01
                                             I      17.60    14.21    N/A    N/A    6.25       1.10      1.07      09/11/06
   TAMRO Diversified Equity Fund (1)         N      16.74    22.76   5.28   5.38    5.72       1.64      1.21      11/30/00
   Herndon Large Cap Value Fund (1)          N      16.90    20.61    N/A    N/A   19.62      13.86      1.32      03/31/10
                                             I        N/A      N/A    N/A    N/A    5.66(c)   13.61      1.07      03/02/11
   Value Fund (d)                            N      16.33    16.69   2.96   3.80    7.47       1.19      1.19      01/04/93
                                             I      16.60    16.98   3.23    N/A    4.58       0.94      0.94      09/20/05
   River Road Dividend All Cap Value Fund    N      12.11    16.53   4.63    N/A    6.43       1.15      1.15      06/28/05
                                             I      12.26    16.83    N/A    N/A    0.98       0.90      0.90      06/28/07
   Montag & Caldwell Mid Cap Growth
      Fund (1)                               N      22.68    27.63    N/A    N/A    1.30       3.56      1.41      11/02/07
   Fairpointe Mid Cap Fund                   N      18.69    18.77  10.13  10.22   13.07       1.15      1.15      09/19/94
                                             I      18.84    19.08  10.41    N/A    9.74       0.90      0.90      07/06/04
   Cardinal Mid Cap Value Fund (1)           N      21.44    23.76    N/A    N/A    1.39       7.66      1.42      11/02/07
   Veredus Aggressive Growth Fund (1)        N      33.14    25.88   1.93   1.64    9.17       1.64      1.50      06/30/98
                                             I      33.39    26.15   2.20    N/A    3.22       1.39      1.25      10/05/01
   Crosswind Small Cap Growth Fund (1)       N        N/A      N/A    N/A    N/A   26.00(c)   13.35      1.36      11/03/10
   TAMRO Small Cap Fund                      N      23.88    27.69   6.54  11.10   12.09       1.34      1.34      11/30/00
                                             I      24.06    28.03   6.82    N/A    9.55       1.09      1.09      01/04/05
   River Road Select Value Fund              N      15.76    14.11    N/A    N/A    1.08       1.42      1.42      03/29/07
                                             I      15.98    14.33    N/A    N/A    0.09       1.17      1.17      06/28/07
   River Road Small Cap Value Fund           N      15.06    10.39   2.47    N/A    6.08       1.40      1.40      06/28/05
                                             I      15.21    10.64    N/A    N/A    0.38       1.15      1.15      12/13/06
   River Road Independent Value Fund (1)     N        N/A      N/A    N/A    N/A    8.70(c)    2.15      1.42      12/31/10
INTERNATIONAL FUNDS
   Neptune International Fund (1)            N      11.77    27.41    N/A    N/A   -4.14       8.59      1.29      06/17/08
                                             I      11.92    27.73    N/A    N/A    0.17       8.34      1.04      08/06/07
   Barings International Fund (e)            N       9.85    19.41    N/A    N/A   19.28       1.73      1.41      03/03/10
                                             I       9.83    19.73    N/A    N/A   -6.16       1.48      1.16      11/02/07
ALTERNATIVE FUNDS
   Dynamic Allocation Fund (e)               N      10.67    10.43    N/A    N/A    3.49       1.78      1.63      01/10/08
                                             I        N/A      N/A    N/A    N/A   10.47(c)    1.53      1.38      11/02/10
   M.D. Sass Enhanced Equity Fund (1)        N       7.30     9.88    N/A    N/A    3.87       1.37      1.37      01/15/08
                                             I       7.54    10.25    N/A    N/A   11.11       1.12      1.12      03/03/10
   New Century Absolute Return ETF
      Fund (1)                               N      11.17     9.93    N/A    N/A    3.27       2.34      1.91      03/04/08
   Lake Partners LASSO Alternatives
      Fund (1)                               N       7.43     8.98    N/A    N/A   10.26       3.82      2.79      03/03/10
                                             I       7.64     9.29    N/A    N/A   13.66       3.57      2.54      04/01/09


                                       | 2

Aston Funds
PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2011

                          AVERAGE ANNUAL TOTAL RETURNS

                                                     SIX
                                                    MONTH                                      TOTAL      NET
                                                    TOTAL     ONE    FIVE   TEN     SINCE     EXPENSE   EXPENSE  INCEPTION
                                           CLASS  RETURN(a)   YEAR   YEAR   YEAR  INCEPTION  RATIO(b)  RATIO(b)     DATE
                                           -----  ---------  -----  -----  -----  ---------  --------  --------  ---------
SECTOR FUND
   Fortis Real Estate Fund (1)               N      17.63%   26.13%  2.09% 11.13%   8.75%      1.68%     1.37%    12/30/97
                                             I      17.71    26.43   2.33    N/A    4.37       1.43      1.12     09/20/05
BALANCED FUND
   Montag & Caldwell Balanced Fund (1)       N       7.31     8.96   5.44   3.36    7.72       1.61      1.36     11/02/94
                                             I       7.44     9.09   5.63   3.57    3.32       1.36      1.11     12/31/98
FIXED INCOME FUND
   TCH Fixed Income Fund (f)                 N       2.51     7.60   7.44   5.76    6.01       1.11      0.86     12/13/93
                                             I       2.64     7.87   7.66   6.01    6.40       0.95      0.70     07/31/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT AS OF THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES.

(1) CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER. THE ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE MANAGEMENT FEES AND/OR REIMBURSE EXPENSES THROUGH FEBRUARY 28, 2012.

(a)  Not annualized.

(b) Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

(c)  Returns are cumulative since inception and are not annualized.

(d) Effective March 22, 2011, the Adviser has agreed to a voluntary expense limitation for the Value Fund of 1.19% for Class N and 0.94% for Class I. Prior to March 22, 2011, the Adviser had agreed to a voluntary expense limitation of 1.07% for Class N and 0.82% for Class I.

(e) Effective March 1, 2011, the contractual expense limitations for the Barings International Fund were decreased from 1.50% and 1.25% to 1.40% and 1.15%, for Class N and I, respectively. Prior to March 1, 2011, the Adviser had agreed to a voluntary expense limitation of 1.40% for Class N and 1.15% for Class I.

(f) For the period November 1, 2010 through February 28, 2011, the contractual expense limitations for the TCH Fixed Income Fund were 0.74% and 0.49%, for class N and I shares, respectively. Effective March 1, 2011, the contractual expense limitations for the TCH Fixed Income Fund were increased to 0.94% and 0.69%, for class N and I shares, respectively.

MID AND SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID. BOND AND BALANCED FUNDS HAVE THE SAME INTEREST RATE, HIGH YIELD, AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS IN THE PORTFOLIO, ALL OF WHICH COULD REDUCE A FUND'S VALUE. EXCHANGE-TRADED FUNDS (ETFS) ARE SECURITIES OF OTHER INVESTMENT COMPANIES. AN ETF SEEKS TO TRACK THE PERFORMANCE OF AN INDEX BY HOLDING ALL OR A SAMPLING, OF THE SECURITIES OF THAT INDEX. ETF FUNDS INVEST IN MANY DIFFERENT AREAS OF THE MARKET, EACH OF WHICH MAY INVOLVE ITS OWN ELEMENT OF RISK. BY SELLING COVERED CALL OPTIONS, A FUND LIMITS ITS OPPORTUNITY TO PROFIT FROM AN INCREASE IN THE PRICE OF THE UNDERLYING STOCK ABOVE THE EXERCISE PRICE, BUT CONTINUES TO BEAR THE RISK OF A DECLINE IN THE STOCK. SECTOR FUNDS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE OF CONCENTRATION IN A SPECIFIC INDUSTRY SECTOR. INTERNATIONAL INVESTING MAY INCLUDE THE RISK OF SOCIAL AND POLITICAL INSTABILITY, MARKET ILLIQUIDITY AND CURRENCY VOLATILITY. HEDGED MUTUAL FUNDS USE DERIVATIVE INSTRUMENTS, SHORT SELLING, LEVERAGING AND INVESTING IN COMMODITIES, COMMODITY-LINKED AND NON-U.S. COMPANIES THAT INVOLVE SIGNIFICANT RISKS AND LOSSES MAY OCCUR. REAL ESTATE FUNDS ARE NON-DIVERSIFIED AND MAY BE MORE SUSCEPTIBLE TO RISK THAN FUNDS THAT INVEST MORE BROADLY AND MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK BECAUSE OF CHANGES IN PROPERTY VALUES OF THE UNDERLYING PROPERTY AND DEFAULTS BY BORROWERS.


                                       | 3

Aston Funds
ASTON/MONTAG & CALDWELL GROWTH FUND                               APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    2%
INFORMATION TECHNOLOGY                    23%
CONSUMER STAPLES                          19%
ENERGY                                    14%
CONSUMER DISCRETIONARY                    18%
HEALTH CARE                               10%
INDUSTRIALS                               11%
FINANCIALS                                 3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 98.38%
             CONSUMER DISCRETIONARY - 18.01%
   776,800   Bed Bath & Beyond * .............................   $    43,594,017
   454,100   Coach ...........................................        27,159,721
 1,693,000   McDonald's ......................................       132,578,830
 1,341,313   NIKE, Class B ...................................       110,416,886
 1,231,400   Omnicom Group ...................................        60,572,566
 1,892,400   TJX .............................................       101,470,488
 3,042,821   Walt Disney .....................................       131,145,585
                                                                 ---------------
                                                                     606,938,093
                                                                 ---------------
             CONSUMER STAPLES - 19.43%
 2,300,000   Coca-Cola .......................................       155,158,000
   394,100   Colgate-Palmolive ...............................        33,242,335
 1,360,000   Costco Wholesale ................................       110,051,200
 2,807,400   Kraft Foods, Class A ............................        94,272,492
 1,989,900   PepsiCo .........................................       137,084,211
 1,922,400   Procter & Gamble ................................       124,763,760
                                                                 ---------------
                                                                     654,571,998
                                                                 ---------------
             ENERGY - 13.98%
   818,900   Apache ..........................................       109,216,693
 1,251,500   Cameron International * .........................        65,979,080
 1,355,600   Halliburton .....................................        68,430,688
 1,025,700   Occidental Petroleum ............................       117,227,253
 1,230,000   Schlumberger ....................................       110,392,500
                                                                 ---------------
                                                                     471,246,214
                                                                 ---------------
             FINANCIALS - 3.02%
 2,230,200   JPMorgan Chase ..................................       101,764,026
                                                                 ---------------
             HEALTH CARE - 10.13%
 2,000,000   Abbott Laboratories .............................       104,080,000
 1,478,200   Allergan ........................................       117,605,592
 2,028,900   Stryker .........................................       119,705,100
                                                                 ---------------
                                                                     341,390,692
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             INDUSTRIALS - 11.06%
 1,107,600   Emerson Electric ................................   $    67,297,776
 1,447,500   Fluor ...........................................       101,238,150
 2,513,900   General Electric ................................        51,409,255
 2,039,100   United Parcel Service, Class B ..................       152,871,327
                                                                 ---------------
                                                                     372,816,508
                                                                 ---------------
             INFORMATION TECHNOLOGY - 22.75%
 2,520,700   Accenture, Class A ..............................       144,007,591
   433,570   Apple * .........................................       150,982,081
   897,400   Broadcom, Class A * .............................        31,570,532
   270,100   Google, Class A * ...............................       146,961,410
 3,899,300   Oracle ..........................................       140,569,765
 2,681,724   QUALCOMM ........................................       152,429,192
                                                                 ---------------
                                                                     766,520,571
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $2,692,173,308) ........................     3,315,248,102
                                                                 ---------------
INVESTMENT COMPANY - 1.04%
35,004,530   BlackRock Liquidity Funds
                TempCash Portfolio ...........................        35,004,530
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $35,004,530) ...........................        35,004,530
                                                                 ---------------
TOTAL INVESTMENTS - 99.42%
   (Cost $2,727,177,838)** ...................................     3,350,252,632
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.58% .....................        19,594,146
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 3,369,846,778
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....   $624,246,136
Gross unrealized depreciation .....     (1,171,342)
                                      ------------
Net unrealized appreciation .......   $623,074,794
                                      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 4

Aston Funds
ASTON/VEREDUS SELECT GROWTH FUND                                  APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    6%
ENERGY                                    19%
INFORMATION TECHNOLOGY                    19%
CONSUMER DISCRETIONARY                    18%
HEALTH CARE                               14%
INDUSTRIALS                               10%
MATERIALS                                  8%
FINANCIALS                                 6%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 93.94%
             CONSUMER DISCRETIONARY - 17.79%
   151,250   CBS, Class B ....................................   $     3,814,525
   276,475   Ford Motor * ....................................         4,277,068
   316,800   Interpublic Group ...............................         3,722,400
   202,675   News, Class A ...................................         3,611,669
    36,150   Wynn Resorts ....................................         5,319,473
                                                                 ---------------
                                                                      20,745,135
                                                                 ---------------
             ENERGY - 19.54%
    65,350   Arch Coal .......................................         2,241,505
    32,575   Baker Hughes ....................................         2,521,631
    43,450   Consol Energy ...................................         2,350,210
    39,675   Ensco, SP ADR (Britain) .........................         2,365,423
    74,375   Halliburton .....................................         3,754,450
    94,375   McDermott International * .......................         2,179,119
   217,400   SandRidge Energy * ..............................         2,687,064
    26,350   Schlumberger ....................................         2,364,913
   107,450   Weatherford International (Switzerland) * .......         2,318,771
                                                                 ---------------
                                                                      22,783,086
                                                                 ---------------
             FINANCIALS - 6.14%
     8,500   CME Group .......................................         2,514,045
    73,850   Discover Financial Services .....................         1,834,434
   112,975   Invesco .........................................         2,809,688
                                                                 ---------------
                                                                       7,158,167
                                                                 ---------------
             HEALTH CARE - 14.49%
    39,575   Humana * ........................................         3,012,449
    33,225   Illumina * ......................................         2,358,311
     6,275   Intuitive Surgical * ............................         2,194,368
    43,175   Life Technologies * .............................         2,383,260
   212,975   Pfizer ..........................................         4,463,956
    50,525   UnitedHealth Group ..............................         2,487,346
                                                                 ---------------
                                                                      16,899,690
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             INDUSTRIALS - 9.72%
    23,000   Caterpillar .....................................   $     2,654,430
   169,875   General Electric ................................         3,473,944
    46,325   Jacobs Engineering Group * ......................         2,298,183
    30,800   Parker Hannifin .................................         2,905,056
                                                                 ---------------
                                                                      11,331,613
                                                                 ---------------
             INFORMATION TECHNOLOGY - 18.56%
   537,550   Alcatel-Lucent, SP ADR (France) * ...............         3,515,577
   179,000   Atmel * .........................................         2,738,700
    44,890   Broadcom, Class A * .............................         1,579,230
     4,025   Google, Class A * ...............................         2,190,002
   103,575   Intel ...........................................         2,401,904
   119,150   JDS Uniphase * ..................................         2,483,086
    62,950   Rovi * ..........................................         3,056,852
    47,400   SanDisk * .......................................         2,329,236
     9,975   SINA (China) * ..................................         1,344,131
                                                                 ---------------
                                                                      21,638,718
                                                                 ---------------
             MATERIALS - 7.70%
    28,550   Eastman Chemical ................................         3,061,987
    60,450   Freeport-McMoRan Copper & Gold ..................         3,326,563
    34,675   Mosaic ..........................................         2,595,771
                                                                 ---------------
                                                                       8,984,321
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $99,554,223) ...........................       109,540,730
                                                                 ---------------
INVESTMENT COMPANY - 8.71%
10,161,368   BlackRock Liquidity Funds
                TempCash Portfolio ...........................        10,161,368
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $10,161,368) ...........................        10,161,368
                                                                 ---------------
TOTAL INVESTMENTS - 102.65%
   (Cost $109,715,591)** .....................................       119,702,098
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (2.65)% ...................        (3,094,451)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   116,607,647
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .........   $11,804,958
Gross unrealized depreciation .........    (1,818,451)
                                          -----------
Net unrealized appreciation ...........   $ 9,986,507
                                          ===========

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 5

Aston Funds
ASTON/TAMRO DIVERSIFIED EQUITY FUND                               APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

UTILITIES                                  2%
PURCHASED OPTIONS                          1%
INFORMATION TECHNOLOGY                    16%
INDUSTRIALS                               16%
ENERGY                                    15%
CONSUMER DISCRETIONARY                    13%
FINANCIALS                                12%
HEALTH CARE                               11%
MATERIALS                                  6%
CONSUMER STAPLES                           5%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 95.97%
             CONSUMER DISCRETIONARY - 13.13%
    13,035   CarMax * ........................................   $       452,314
     9,309   Home Depot ......................................           345,736
    13,930   Johnson Controls ................................           571,130
    22,546   Lennar, Class A .................................           428,149
     7,895   Morningstar .....................................           454,752
    23,859   Texas Roadhouse .................................           388,186
     1,083   Washington Post, Class B ........................           472,080
                                                                 ---------------
                                                                       3,112,347
                                                                 ---------------
             CONSUMER STAPLES - 4.85%
    11,817   Kraft Foods, Class A ............................           396,815
     6,261   McCormick & Co (Non-Voting Shares) ..............           307,540
     6,405   Philip Morris International .....................           444,763
                                                                 ---------------
                                                                       1,149,118
                                                                 ---------------
             ENERGY - 15.10%
     5,040   Atwood Oceanics * ...............................           226,447
     3,229   EOG Resources ...................................           364,586
     7,905   Exxon Mobil .....................................           695,640
     4,021   Global Geophysical Services * ...................            76,359
     7,762   National-Oilwell Varco ..........................           595,268
     4,326   Occidental Petroleum ............................           494,419
    10,939   Range Resources .................................           617,507
    11,625   Southwestern Energy * ...........................           509,873
                                                                 ---------------
                                                                       3,580,099
                                                                 ---------------
             FINANCIALS - 11.60%
     7,324   American Express ................................           359,462
     3,138   Franklin Resources ..............................           405,179
    30,310   Glacier Bancorp .................................           455,559
    11,472   JPMorgan Chase ..................................           523,467
    12,388   MetLife .........................................           579,635
     6,629   T. Rowe Price Group .............................           425,913
                                                                 ---------------
                                                                       2,749,215
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             HEALTH CARE - 11.17%
     6,624   Allergan ........................................   $       527,005
     8,255   Amgen * .........................................           469,297
    10,641   Athenahealth * ..................................           491,933
     5,763   Cerner * ........................................           692,597
     7,132   Johnson & Johnson ...............................           468,715
                                                                 ---------------
                                                                       2,649,547
                                                                 ---------------
             INDUSTRIALS - 16.20%
     9,867   Advisory Board * ................................           460,986
    10,412   AGCO * ..........................................           599,523
     6,734   Boeing ..........................................           537,238
     8,730   Corporate Executive Board (The) .................           347,891
    10,509   Danaher .........................................           580,517
     6,820   Fluor ...........................................           476,991
     3,779   Joy Global ......................................           381,490
     5,106   United Technologies .............................           457,395
                                                                 ---------------
                                                                       3,842,031
                                                                 ---------------
             INFORMATION TECHNOLOGY - 16.14%
    34,510   Dell * ..........................................           535,250
    16,432   EMC * ...........................................           465,683
     2,597   F5 Networks * ...................................           263,232
       877   Google, Class A * ...............................           477,176
    29,109   Ixia * ..........................................           475,641
    13,487   Meru Networks * .................................           234,809
    13,621   Microsoft .......................................           354,418
    10,102   Research In Motion (Canada) * ...................           491,462
    28,905   Smith Micro Software * ..........................           223,147
    24,813   VASCO Data Security International * .............           306,192
                                                                 ---------------
                                                                       3,827,010
                                                                 ---------------
             MATERIALS - 6.21%
     6,423   Monsanto ........................................           437,021
     6,550   Mosaic ..........................................           490,333
     8,954   Royal Gold ......................................           546,015
                                                                 ---------------
                                                                       1,473,369
                                                                 ---------------
             UTILITIES - 1.57%
    28,055   AES * ...........................................           371,448
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $18,611,129) ...........................        22,754,184
                                                                 ---------------

 NUMBER OF
 CONTRACTS
----------
PURCHASED OPTIONS - 0.71%
        42   Boeing - Call Strike @ $70
                Exp 01/12 ....................................            51,870
        29   Boeing - Call Strike @ $80
                Exp 01/13 ....................................            28,710
       351   Dell - Call Strike @ $20
                Exp 01/12 ....................................            10,179
       209   Johnson & Johnson - Call Strike @ $70
                Exp 01/12 ....................................            22,781
        63   Johnson & Johnson - Call Strike @ $70
                Exp 01/13 ....................................            16,884
       123   JPMorgan Chase - Call Strike @ $52.5
                Exp 01/12 ....................................            13,530
        50   JPMorgan Chase - Call Strike @ $55
                Exp 01/13 ....................................            12,000
       111   MetLife - Call Strike @ $55
                Exp 01/12 ....................................            12,210
                                                                 ---------------
             TOTAL PURCHASED OPTIONS
                (Cost $211,392) ..............................           168,164
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 6

Aston Funds
ASTON/TAMRO DIVERSIFIED EQUITY FUND                               APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
INVESTMENT COMPANY - 3.35%
   795,054   BlackRock Liquidity Funds
                TempCash Portfolio ...........................   $       795,054
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $795,054) ..............................           795,054
                                                                 ---------------
TOTAL INVESTMENTS - 100.03%
   (Cost $19,617,575)** ......................................        23,717,402
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.03)% ...................            (7,675)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    23,709,727
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $4,379,566
Gross unrealized depreciation ..........     (279,739)
                                           ----------
Net unrealized appreciation ............   $4,099,827
                                           ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 7

Aston Funds
ASTON/HERNDON LARGE CAP VALUE FUND                                APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    4%
TELECOMMUNICATION SERVICES                 2%
FINANCIALS                                17%
CONSUMER STAPLES                          17%
HEALTH CARE                               15%
CONSUMER DISCRETIONARY                    11%
ENERGY                                    10%
INFORMATION TECHNOLOGY                     9%
INDUSTRIALS                                6%
MATERIALS                                  5%
UTILITIES                                  4%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 96.37%
             CONSUMER DISCRETIONARY - 11.25%
     5,393   Coach ...........................................   $       322,555
     5,211   Garmin (Switzerland) * ..........................           178,373
     1,584   Strayer Education ...............................           196,226
     7,334   TJX .............................................           393,249
     4,598   Yum! Brands .....................................           246,637
                                                                 ---------------
                                                                       1,337,040
                                                                 ---------------
             CONSUMER STAPLES - 16.87%
     9,957   Altria Group ....................................           267,246
     6,422   Avon Products ...................................           188,678
     4,092   Coca-Cola Enterprises ...........................           116,254
     2,201   Colgate-Palmolive ...............................           185,654
     3,177   Energizer Holdings * ............................           239,959
     2,927   Herbalife (Cayman) ..............................           262,786
     3,505   Kellogg .........................................           200,731
     4,153   PepsiCo .........................................           286,100
     3,692   Philip Morris International .....................           256,372
                                                                 ---------------
                                                                       2,003,780
                                                                 ---------------
             ENERGY - 10.05%
     6,158   Atwood Oceanics * ...............................           276,679
     2,299   Chevron .........................................           251,603
     1,481   Diamond Offshore Drilling .......................           112,363
     5,040   Exxon Mobil .....................................           443,520
     4,937   Frontline (Bermuda) .............................           109,157
                                                                 ---------------
                                                                       1,193,322
                                                                 ---------------
             FINANCIALS - 17.32%
     4,452   Aflac ...........................................           250,158
     5,707   American Express ................................           280,100
    12,565   Annaly Capital Management, REIT .................           224,160
    58,983   Chimera Investment, REIT ........................           238,881
     8,192   Eaton Vance .....................................           276,644
    10,021   Federated Investors, Class B ....................           258,341
     5,491   Lazard, Class A (Bahamas) .......................           225,131
     7,413   Waddell & Reed Financial, Class A ...............           304,007
                                                                 ---------------
                                                                       2,057,422
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             HEALTH CARE - 15.07%
     1,755   Eli Lilly .......................................   $        64,953
     7,903   Endo Pharmaceuticals Holdings * .................           309,482
     5,957   Forest Laboratories * ...........................           197,534
     5,701   Gilead Sciences * ...............................           221,427
     4,157   Johnson & Johnson ...............................           273,198
     6,172   Kinetic Concepts * ..............................           364,333
     3,667   Waters * ........................................           359,366
                                                                 ---------------
                                                                       1,790,293
                                                                 ---------------
             INDUSTRIALS - 6.06%
     2,221   3M ..............................................           215,903
     5,437   Babcock & Wilcox * ..............................           170,776
     5,726   Copa Holdings SA, Class A (Philippines) .........           332,967
                                                                 ---------------
                                                                         719,646
                                                                 ---------------
             INFORMATION TECHNOLOGY - 8.63%
    10,477   Corning .........................................           219,388
     1,417   International Business Machines .................           241,712
    10,803   Microsoft .......................................           281,094
     7,119   Western Digital * ...............................           283,336
                                                                 ---------------
                                                                       1,025,530
                                                                 ---------------
             MATERIALS - 4.65%
     1,338   CF Industries Holdings ..........................           189,394
     2,285   Cliffs Natural Resources ........................           214,150
     5,025   Owens-Illinois * ................................           149,092
                                                                 ---------------
                                                                         552,636
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 2.46%
    22,779   Windstream ......................................           291,799
                                                                 ---------------
             UTILITIES - 4.01%
    17,944   AES * ...........................................           237,579
     2,835   Exelon ..........................................           119,495
     3,569   UGI .............................................           118,848
                                                                 ---------------
                                                                         475,922
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $10,353,968) ...........................        11,447,390
                                                                 ---------------
INVESTMENT COMPANY - 3.36%
   399,192   BlackRock Liquidity Funds
                TempCash Portfolio ...........................           399,192
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $399,192) ..............................           399,192
                                                                 ---------------
TOTAL INVESTMENTS - 99.73%
   (Cost $10,753,160)** ......................................        11,846,582
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.27% .....................            31,715
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    11,878,297
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $1,128,852
Gross unrealized depreciation ..........      (35,430)
                                           ----------
Net unrealized appreciation ............   $1,093,422
                                           ==========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 8

Aston Funds
ASTON VALUE FUND                                                  APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

UTILITIES                                  2%
CASH & NET OTHER ASSETS AND LIABILITIES    1%
FINANCIALS                                22%
HEALTH CARE                               13%
INDUSTRIALS                               12%
CONSUMER STAPLES                          11%
INFORMATION TECHNOLOGY                    11%
ENERGY                                    11%
CONSUMER DISCRETIONARY                    10%
MATERIALS                                  4%
TELECOMMUNICATION SERVICES                 3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
CONVERTIBLE PREFERRED STOCK - 0.12%
             CONSUMER DISCRETIONARY - 0.12%
       606   General Motors, Series B ........................   $        30,185
                                                                 ---------------
             TOTAL CONVERTIBLE PREFERRED STOCK
                (Cost $30,116) ...............................            30,185
                                                                 ---------------
COMMON STOCKS - 99.03%
             CONSUMER DISCRETIONARY - 9.57%
     2,740   Comcast, Class A ................................            67,267
       477   General Motors * ................................            15,307
     4,051   Hasbro ..........................................           189,749
     8,373   Johnson Controls ................................           343,293
     1,117   Kohl's ..........................................            58,877
     5,033   McDonald's ......................................           394,134
       341   NIKE, Class B ...................................            28,071
       980   Omnicom Group ...................................            48,206
     2,999   Stanley Black & Decker ..........................           217,877
     1,704   Staples .........................................            36,023
     7,704   Target ..........................................           378,266
     4,403   Viacom, Class B .................................           225,257
     7,764   Walt Disney .....................................           334,628
                                                                 ---------------
                                                                       2,336,955
                                                                 ---------------
             CONSUMER STAPLES - 11.42%
     1,099   Avon Products ...................................            32,289
     1,510   CVS Caremark ....................................            54,722
     2,438   DANONE, SP ADR (France) .........................            35,741
     3,620   Diageo, SP ADR (Britain) ........................           294,559
     9,676   General Mills ...................................           373,300
     1,171   Heineken, ADR (Netherlands) .....................            35,095
     1,274   Kroger ..........................................            30,971
     5,464   Nestle, SP ADR (Switzerland) ....................           339,861
     4,497   PepsiCo .........................................           309,798
    14,014   Philip Morris International .....................           973,132
     1,581   Procter & Gamble ................................           102,607
     2,740   Reckitt Benckiser Group ADR (Britain) ...........            30,524

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             CONSUMER STAPLES (CONTINUED)
     3,587   Reynolds American ...............................   $       133,114
     1,010   Walgreen ........................................            43,147
                                                                 ---------------
                                                                       2,788,860
                                                                 ---------------
             ENERGY - 11.15%
       566   Anadarko Petroleum ..............................            44,680
     4,222   Apache ..........................................           563,088
     6,313   Chevron .........................................           690,895
       356   EOG Resources ...................................            40,196
     8,737   Exxon Mobil .....................................           768,856
     3,498   Hess ............................................           300,688
       568   Kinder Morgan ...................................            16,233
       693   Noble Energy ....................................            66,715
       655   Occidental Petroleum ............................            74,860
       548   QEP Resources ...................................            23,416
       355   Schlumberger ....................................            31,861
       867   Southwestern Energy * ...........................            38,027
     1,922   Williams ........................................            63,753
                                                                 ---------------
                                                                       2,723,268
                                                                 ---------------
             FINANCIALS - 22.21%
     3,846   ACE (Switzerland) ...............................           258,644
     4,785   Aon .............................................           249,633
    28,771   Bank of America .................................           353,308
        77   BlackRock .......................................            15,087
     1,898   Charles Schwab ..................................            34,752
     3,311   Deutsche Boerse, ADR (Germany) ..................            27,382
       398   Franklin Resources ..............................            51,390
     4,455   Goldman Sachs Group (The) .......................           672,750
    22,838   JPMorgan Chase ..................................         1,042,098
    14,510   MetLife .........................................           678,923
     3,695   PNC Financial Services Group ....................           230,346
     7,446   Prudential Financial ............................           472,225
     8,131   State Street ....................................           378,498
       280   SunTrust Banks ..................................             7,893
     1,495   TCF Financial ...................................            23,307
     9,330   Travelers .......................................           590,402
    10,388   Wells Fargo .....................................           302,395
     1,341   Zions Bancorporation ............................            32,787
                                                                 ---------------
                                                                       5,421,820
                                                                 ---------------
             HEALTH CARE - 12.89%
     9,119   Abbott Laboratories .............................           474,553
       832   AmerisourceBergen ...............................            33,812
       373   Bayer AG, SP ADR (Germany) ......................            32,022
     3,538   Becton, Dickinson ...............................           304,056
     1,021   Covidien (Ireland) ..............................            56,859
     9,541   Johnson & Johnson ...............................           627,035
    10,782   Medtronic .......................................           450,149
    28,872   Pfizer ..........................................           605,157
     3,862   Quest Diagnostics ...............................           217,740
     5,144   St. Jude Medical ................................           274,895
       893   Thermo Fisher Scientific * ......................            53,571
       220   WellPoint .......................................            16,894
                                                                 ---------------
                                                                       3,146,743
                                                                 ---------------
             INDUSTRIALS - 11.97%
     4,314   3M ..............................................           419,364
       328   CSX .............................................            25,810
     4,820   Danaher .........................................           266,257
       862   Eaton ...........................................            46,143
       684   Fluor ...........................................            47,839
     5,858   Honeywell International .........................           358,685
     9,818   Lockheed Martin .................................           778,077

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 9

Aston Funds
ASTON VALUE FUND                                                  APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             INDUSTRIALS (CONTINUED)
     3,965   Northrop Grumman ................................   $       252,214
       233   Precision Castparts .............................            36,003
       596   United Parcel Service, Class B ..................            44,682
     7,215   United Technologies .............................           646,320
                                                                 ---------------
                                                                       2,921,394
                                                                 ---------------
             INFORMATION TECHNOLOGY - 11.17%
    12,367   Accenture, Class A ..............................           706,527
       300   ASML Holding (Netherlands) ......................            12,528
       640   Check Point Software Technologies (Israel) * ....            35,155
     2,288   Cisco Systems ...................................            40,177
     1,861   Hewlett-Packard .................................            75,129
    10,227   Intel ...........................................           237,164
     3,567   International Business Machines .................           608,459
       774   MasterCard, Class A .............................           213,539
       839   Microchip Technology ............................            34,433
     1,076   Microsoft .......................................            27,998
    19,142   Oracle ..........................................           690,069
       600   Visa, Class A ...................................            46,872
                                                                 ---------------
                                                                       2,728,050
                                                                 ---------------
             MATERIALS - 3.48%
     2,795   Air Products and Chemicals ......................           266,978
       184   Airgas ..........................................            12,779
       286   Celanese, Class A ...............................            14,277
       299   Cliffs Natural Resources ........................            28,022
       759   duPont (E. I.) de Nemours .......................            43,104
     5,108   PPG Industries ..................................           483,574
                                                                 ---------------
                                                                         848,734
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 3.38%
    16,476   AT&T ............................................           512,733
       823   CenturyLink .....................................            33,562
     9,559   Vodafone Group, SP ADR (Britain) ................           278,358
                                                                 ---------------
                                                                         824,653
                                                                 ---------------
             UTILITIES - 1.79%
     1,124   American Electric Power .........................            41,004
       647   Entergy .........................................            45,109
       564   NextEra Energy ..................................            31,905
     1,380   NRG Energy * ....................................            33,396
     3,883   PG&E ............................................           178,929
     1,802   PPL .............................................            49,429
     1,756   Public Service Enterprise Group .................            56,491
                                                                 ---------------
                                                                         436,263
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $21,051,824) ...........................        24,176,740
                                                                 ---------------
INVESTMENT COMPANY - 0.89%
   217,414   BlackRock Liquidity Funds
                TempCash Portfolio ...........................           217,414
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $217,414) ..............................           217,414
                                                                 ---------------
TOTAL INVESTMENTS - 100.04%
   (Cost $21,299,354)** ......................................        24,424,339
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.04)% ...................            (9,653)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    24,414,686
                                                                 ===============

*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .............   $3,326,604
Gross unrealized depreciation .............     (201,619)
                                              ----------
Net unrealized appreciation ...............   $3,124,985
                                              ==========

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 10

Aston Funds
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND                      APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    3%
MATERIALS                                  2%
CONSUMER STAPLES                          20%
FINANCIALS                                16%
INDUSTRIALS                               15%
ENERGY                                    11%
CONSUMER DISCRETIONARY                    10%
INFORMATION TECHNOLOGY                     6%
HEALTH CARE                                6%
UTILITIES                                  6%
TELECOMMUNICATION SERVICES                 5%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 97.07%
             CONSUMER DISCRETIONARY - 9.80%
   256,435   American Eagle Outfitters .......................   $     3,990,129
   143,495   Bob Evans Farms .................................         4,500,003
    42,370   Cracker Barrel Old Country Store ................         2,170,615
    94,705   Darden Restaurants ..............................         4,448,294
   169,380   Genuine Parts ...................................         9,095,706
   211,355   Hillenbrand .....................................         4,844,257
    84,865   McDonald's ......................................         6,645,778
    98,995   PetSmart ........................................         4,174,619
   254,545   Regal Entertainment Group, Class A ..............         3,507,630
                                                                 ---------------
                                                                      43,377,031
                                                                 ---------------
             CONSUMER STAPLES - 19.97%
   124,360   Clorox ..........................................         8,662,918
   100,065   Compania Cervecerias Unidas, ADR (Chile) ........         6,003,900
    47,655   Diageo, SP ADR (Britain) ........................         3,877,687
   252,080   General Mills ...................................         9,725,246
   132,365   Kimberly-Clark ..................................         8,744,032
   182,655   McCormick & Co (Non-Voting Shares) ..............         8,972,014
   134,685   PepsiCo .........................................         9,278,450
    94,140   Procter & Gamble ................................         6,109,686
   509,480   Sara Lee ........................................         9,782,016
    58,960   Smucker (J.M.) ..................................         4,426,127
   304,355   Sysco ...........................................         8,798,903
    73,110   Wal-Mart Stores .................................         4,019,588
                                                                 ---------------
                                                                      88,400,567
                                                                 ---------------
             ENERGY - 11.20%
   470,405   BreitBurn Energy Partners LP ....................        10,447,695
    83,945   Chevron .........................................         9,186,941
    77,495   ConocoPhillips ..................................         6,116,680
    85,565   Frontline (Bermuda) .............................         1,891,842
   173,135   Nordic American Tanker Shipping (Bermuda) .......         3,978,642
   190,735   Seadrill, ADR (Bahamas) .........................         6,799,703

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             ENERGY (CONTINUED)
   207,445   Ship Finance International (Bermuda) ............   $     4,146,826
   242,280   Spectra Energy ..................................         7,035,811
                                                                 ---------------
                                                                      49,604,140
                                                                 ---------------
             FINANCIALS - 16.23%
   179,190   Apollo Investment ...............................         2,123,401
   135,220   Bank of Hawaii ..................................         6,597,384
   130,820   Chubb ...........................................         8,528,156
   257,390   Cincinnati Financial ............................         8,154,115
   103,420   Commerce Bancshares .............................         4,401,555
   203,275   Compass Diversified Holdings ....................         3,406,889
    77,695   Cullen/Frost Bankers ............................         4,602,652
   280,915   Federated Investors, Class B ....................         7,241,989
   295,140   First Niagara Financial Group ...................         4,250,016
   233,465   OneBeacon Insurance Group, Class A ..............         3,280,183
    96,755   PartnerRe (Bahamas) .............................         7,775,232
   244,675   Sabra Health Care, REIT .........................         4,115,433
   103,005   Safety Insurance Group ..........................         4,822,694
    99,225   U.S. Bancorp ....................................         2,561,989
                                                                 ---------------
                                                                      71,861,688
                                                                 ---------------
             HEALTH CARE - 6.23%
   108,930   AstraZeneca PLC, SP ADR (Britain) ...............         5,427,982
    63,880   Becton, Dickinson ...............................         5,489,847
   105,035   Johnson & Johnson ...............................         6,902,900
   121,677   Owens & Minor ...................................         4,191,773
   265,505   Pfizer ..........................................         5,564,985
                                                                 ---------------
                                                                      27,577,487
                                                                 ---------------
             INDUSTRIALS - 14.78%
    46,305   3M ..............................................         4,501,309
    55,835   General Dynamics ................................         4,065,905
    34,295   Grupo Aeroportuario del Sureste SAB de CV, ADR
                (Mexico) .....................................         2,028,892
   138,075   Iron Mountain ...................................         4,397,689
    57,810   Lockheed Martin .................................         4,581,442
   143,720   Norfolk Southern ................................        10,733,010
   112,010   Raytheon ........................................         5,438,085
   127,245   United Parcel Service, Class B ..................         9,539,558
    84,560   United Technologies .............................         7,574,885
   318,815   Waste Management ................................        12,580,440
                                                                 ---------------
                                                                      65,441,215
                                                                 ---------------
             INFORMATION TECHNOLOGY - 6.56%
   204,915   Automatic Data Processing .......................        11,137,130
   375,760   Intel ...........................................         8,713,874
   158,405   Microsoft .......................................         4,121,698
   154,595   Paychex .........................................         5,056,802
                                                                 ---------------
                                                                      29,029,504
                                                                 ---------------
             MATERIALS - 1.65%
   155,600   Nucor ...........................................         7,306,976
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 4.78%
    66,555   Atlantic Tele-Network ...........................         2,444,565
   132,820   Verizon Communications ..........................         5,017,940
   142,201   Vivo Participacoes, ADR (Brazil) ................         5,945,424
   267,060   Vodafone Group, SP ADR (Britain) ................         7,776,787
                                                                 ---------------
                                                                      21,184,716
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 11

Aston Funds
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND                      APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             UTILITIES - 5.87%
   221,480   Avista ..........................................   $     5,393,038
   396,920   Duke Energy .....................................         7,402,558
    30,180   Entergy .........................................         2,104,150
   132,895   Southern ........................................         5,188,221
   158,730   UniSource Energy ................................         5,893,645
                                                                 ---------------
                                                                      25,981,612
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $363,939,409) ..........................       429,764,936
                                                                 ---------------
INVESTMENT COMPANY - 4.94%
21,874,205   BlackRock Liquidity Funds
                TempCash Portfolio ...........................        21,874,205
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $21,874,205) ...........................        21,874,205
                                                                 ---------------
TOTAL INVESTMENTS - 102.01%
   (Cost $385,813,614) .......................................       451,639,141
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (2.01)% ...................        (8,892,305)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   442,746,836
                                                                 ===============

----------
* At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ............   $67,004,419
Gross unrealized depreciation ............    (1,178,892)
                                             -----------
Net unrealized appreciation ..............   $65,825,527
                                             ===========

ADR    American Depositary Receipt
LP     Limited Partnership
REIT   Real Estate Investment Trust
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 12

Aston Funds
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND                       APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                  4%
INFORMATION TECHNOLOGY                    21%
CONSUMER DISCRETIONARY                    20%
INDUSTRIALS                               20%
HEALTH CARE                               14%
FINANCIALS                                 6%
ENERGY                                     6%
CONSUMER STAPLES                           5%
CASH & NET OTHER ASSETS AND LIABILITIES    4%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 95.66%
             CONSUMER DISCRETIONARY - 20.41%
     1,010   Bed Bath & Beyond * .............................   $        56,681
       880   BorgWarner * ....................................            67,971
       140   Chipotle Mexican Grill * ........................            37,351
     1,250   Dick's Sporting Goods * .........................            51,163
     1,130   Harman International Industries .................            54,839
     2,980   LKQ * ...........................................            75,156
     1,620   O'Reilly Automotive * ...........................            95,677
     2,060   Omnicom Group ...................................           101,331
       380   Panera Bread, Class A * .........................            46,022
     1,260   Phillips-Van Heusen .............................            88,717
       570   Polo Ralph Lauren ...............................            74,539
     1,330   TJX .............................................            71,315
     1,080   Tractor Supply ..................................            66,820
     1,440   Wiley (John) & Sons, Class A ....................            73,339
                                                                 ---------------
                                                                         960,921
                                                                 ---------------
             CONSUMER STAPLES - 5.07%
     1,070   Church & Dwight .................................            88,254
     1,780   McCormick & Co (Non Voting Shares) ..............            87,434
       940   Mead Johnson Nutrition ..........................            62,867
                                                                 ---------------
                                                                         238,555
                                                                 ---------------
             ENERGY - 5.44%
     1,780   Cameron International * .........................            93,841
       810   Core Laboratories (Netherlands) .................            77,744
       970   Oceaneering International * .....................            84,797
                                                                 ---------------
                                                                         256,382
                                                                 ---------------
             FINANCIALS - 5.54%
     1,920   Eaton Vance .....................................            64,838
       570   IntercontinentalExchange * ......................            68,600
     1,390   Lazard, Class A (Bahamas) .......................            56,990
     1,990   MSCI, Class A * .................................            70,585
                                                                 ---------------
                                                                         261,013
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             HEALTH CARE - 13.58%
     2,790   Dentsply International ..........................   $       104,736
       460   Edwards Lifesciences * ..........................            39,721
     1,070   Henry Schein * ..................................            78,185
     1,030   Quality Systems .................................            92,412
     2,070   St. Jude Medical ................................           110,621
     1,520   Varian Medical Systems * ........................           106,704
     1,090   Waters * ........................................           106,820
                                                                 ---------------
                                                                         639,199
                                                                 ---------------
             INDUSTRIALS - 20.16%
     2,040   AMETEK ..........................................            93,921
     1,840   Donaldson .......................................           112,663
     2,100   Expeditors International Washington .............           113,967
     1,300   Fastenal ........................................            87,217
     1,280   J.B. Hunt Transport Services ....................            61,030
     2,110   Jacobs Engineering Group * ......................           104,677
       700   Joy Global ......................................            70,665
     2,550   Robert Half International .......................            77,342
       940   Roper Industries ................................            81,301
       780   Stericycle * ....................................            71,198
     2,290   Verisk Analytics, Class A * .....................            75,341
                                                                 ---------------
                                                                         949,322
                                                                 ---------------
             INFORMATION TECHNOLOGY - 21.23%
     1,790   Altera ..........................................            87,173
     2,400   Amphenol, Class A ...............................           134,184
     1,700   ANSYS * .........................................            93,993
       720   F5 Networks * ...................................            72,979
       780   FactSet Research Systems ........................            85,340
     1,620   Fiserv * ........................................            99,322
     2,210   FLIR Systems ....................................            77,836
     3,010   Microchip Technology ............................           123,530
     4,130   NVIDIA * ........................................            82,600
     2,380   Polycom * .......................................           142,395
                                                                 ---------------
                                                                         999,352
                                                                 ---------------
             MATERIALS - 4.23%
       880   Air Products and Chemicals ......................            84,058
     2,180   Ecolab ..........................................           115,017
                                                                 ---------------
                                                                         199,075
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $3,163,262) ............................         4,503,819
                                                                 ---------------
INVESTMENT COMPANY - 5.24%
   246,695   BlackRock Liquidity Funds
                TempCash Portfolio ...........................           246,695
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $246,695) ..............................           246,695
                                                                 ---------------
TOTAL INVESTMENTS - 100.90%
   (Cost $3,409,957)** .......................................         4,750,514
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.90)% ...................           (42,305)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     4,708,209
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $1,341,182
Gross unrealized depreciation .................         (625)
                                                  ----------
Net unrealized appreciation ...................   $1,340,557
                                                  ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 13

Aston Funds
ASTON/FAIRPOINTE MID CAP FUND                                     APRIL 30, 2011
(FORMERLY KNOWN AS ASTON/OPTIMUM MID CAP FUND)
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    3%
INFORMATION TECHNOLOGY                    25%
CONSUMER DISCRETIONARY                    24%
HEALTH CARE                               16%
INDUSTRIALS                               14%
ENERGY                                     5%
CONSUMER STAPLES                           5%
FINANCIALS                                 4%
MATERIALS                                  4%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 97.11%
             CONSUMER DISCRETIONARY - 23.73%
 6,278,800   Belo, Class A * .................................   $    53,055,860
   875,500   BorgWarner * ....................................        67,623,620
 5,457,500   Gannett .........................................        82,189,950
 7,856,100   H&R Block .......................................       135,831,969
 6,397,200   Interpublic Group ...............................        75,167,100
 2,320,800   Mattel ..........................................        62,011,776
 2,323,955   McGraw-Hill .....................................        94,050,459
10,657,145   New York Times, Class A * .......................        86,642,589
 2,147,600   Pearson, SP ADR (Britain) .......................        40,911,780
 1,383,857   Scholastic ......................................        36,367,762
                                                                 ---------------
                                                                     733,852,865
                                                                 ---------------
             CONSUMER STAPLES - 4.66%
   888,260   Bunge ...........................................        67,010,334
 1,577,900   Molson Coors Brewing, Class B ...................        76,922,625
                                                                 ---------------
                                                                     143,932,959
                                                                 ---------------
             ENERGY - 5.12%
 1,183,625   Compagnie Generale de Geophysique-Veritas,
             SP ADR (France) * ...............................        41,888,489
 1,588,200   Denbury Resources * .............................        35,845,674
 1,732,092   FMC Technologies * ..............................        80,507,636
                                                                 ---------------
                                                                     158,241,799
                                                                 ---------------
             FINANCIALS - 4.49%
 2,031,238   Cincinnati Financial ............................        64,349,620
 2,210,200   Eaton Vance .....................................        74,638,454
                                                                 ---------------
                                                                     138,988,074
                                                                 ---------------
             HEALTH CARE - 16.41%
   941,100   Beckman Coulter .................................        77,970,135
17,849,950   Boston Scientific * .............................       133,696,126
 2,078,800   Charles River Laboratories * ....................        87,704,572
 2,221,050   Forest Laboratories * ...........................        73,650,018
 1,383,950   Lincare Holdings ................................        43,483,709

                                                                      MARKET
  SHARES                                                              VALUE
-----------                                                      ---------------
             HEALTH CARE (CONTINUED)
  1,240,550  PerkinElmer .....................................   $    35,070,349
    795,900  Varian Medical Systems * ........................        55,872,180
                                                                 ---------------
                                                                     507,447,089
                                                                 ---------------
             INDUSTRIALS - 13.59%
  2,212,400  Chicago Bridge & Iron (Netherlands) .............        89,690,696
  1,970,300  Con-way .........................................        76,684,076
    945,700  Manpower ........................................        62,652,625
  6,758,700  Southwest Airlines ..............................        79,414,725
    900,300  URS * ...........................................        40,288,425
  2,735,600  Werner Enterprises ..............................        71,590,652
                                                                 ---------------
                                                                     420,321,199
                                                                 ---------------
             INFORMATION TECHNOLOGY - 24.62%
  3,117,425  Akamai Technologies * ...........................       107,364,117
    348,300  FactSet Research Systems ........................        38,107,503
  1,321,325  Harris ..........................................        70,201,997
  1,423,900  Itron * .........................................        77,502,877
  2,796,100  Jabil Circuit ...................................        55,474,624
  2,522,350  Lexmark International Group, Class A * ..........        81,345,788
  1,565,704  Mentor Graphics * ...............................        23,094,134
  1,716,670  Molex ...........................................        46,350,090
  1,423,960  Molex, Class A ..................................        32,067,579
  4,150,200  Nuance Communications * .........................        85,909,140
  2,734,538  Unisys * ........................................        81,161,088
  1,592,755  Zebra Technologies * ............................        62,579,344
                                                                 ---------------
                                                                     761,158,281
                                                                 ---------------
             MATERIALS - 4.49%
    662,700  FMC .............................................        58,503,156
  1,137,100  Sigma-Aldrich ...................................        80,256,517
                                                                 ---------------
                                                                     138,759,673
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $2,306,949,093) ........................     3,002,701,939
                                                                 ---------------
INVESTMENT COMPANY - 3.58%
110,860,727  BlackRock Liquidity Funds
                TempCash Portfolio ...........................       110,860,727
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $110,860,727) ..........................       110,860,727
                                                                 ---------------
TOTAL INVESTMENTS - 100.69%
   (Cost $2,417,809,820)** ...................................     3,113,562,666
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.69)% ...................       (21,468,989)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 3,092,093,677
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $741,079,685
Gross unrealized depreciation .................    (45,326,839)
                                                  ------------
Net unrealized appreciation ...................   $695,752,846
                                                  ============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 14

Aston Funds
ASTON/CARDINAL MID CAP VALUE FUND                                 APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

TELECOMMUNICATION SERVICES                 1%
INFORMATION TECHNOLOGY                    20%
INDUSTRIALS                               20%
FINANCIALS                                19%
CONSUMER DISCRETIONARY                    10%
HEALTH CARE                                8%
ENERGY                                     7%
MATERIALS                                  7%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
CONSUMER STAPLES                           3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 94.89%
             CONSUMER DISCRETIONARY - 10.29%
     2,041   American Eagle Outfitters .......................   $        31,757
       400   Six Flags Entertainment .........................            27,411
       835   Stanley Black & Decker ..........................            60,663
     1,664   Virgin Media ....................................            50,353
     2,415   Wendy's/Arby's Group, Class A ...................            11,640
                                                                 ---------------
                                                                         181,824
                                                                 ---------------
             CONSUMER STAPLES - 3.02%
       710   Smucker (J.M.) ..................................            53,300
                                                                 ---------------
             ENERGY - 7.41%
     1,420   Chesapeake Energy ...............................            47,811
       290   Concho Resources * ..............................            30,987
       922   Oasis Petroleum * ...............................            28,333
       600   World Fuel Services .............................            23,748
                                                                 ---------------
                                                                         130,879
                                                                 ---------------
             FINANCIALS - 18.65%
     1,020   Annaly Capital Management, REIT .................            18,197
     1,580   Ares Capital ....................................            27,982
     4,040   CapitalSource ...................................            26,987
       885   Cash America International ......................            41,993
       510   Entertainment Properties Trust, REIT ............            24,281
       610   Government Properties Income Trust, REIT ........            16,726
       800   Hatteras Financial, REIT ........................            22,728
     1,620   Nelnet, Class A .................................            37,309
     1,110   Starwood Property Trust, REIT ...................            25,297
       500   T. Rowe Price Group .............................            32,125
       820   Waddell & Reed Financial, Class A ...............            33,628
       538   Willis Group Holdings (Britain) .................            22,230
                                                                 ---------------
                                                                         329,483
                                                                 ---------------
             HEALTH CARE - 7.72%
       521   Henry Schein * ..................................            38,069
       235   Laboratory Corp of America Holdings * ...........            22,670

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             HEALTH CARE (CONTINUED)
       410   Quest Diagnostics ...............................   $        23,116
       560   Teleflex ........................................            35,286
       365   West Pharmaceutical Services ....................            17,243
                                                                 ---------------
                                                                         136,384
                                                                 ---------------
             INDUSTRIALS - 19.45%
       310   Alliant Techsystems .............................            21,902
       275   AMETEK ..........................................            12,661
       785   Atlas Air Worldwide Holdings * ..................            54,094
       851   Equifax .........................................            31,938
       970   GrafTech International * ........................            22,504
       620   J.B. Hunt Transport Services ....................            29,562
     2,440   KAR Auction Services * ..........................            47,580
       225   L-3 Communications Holdings .....................            18,043
     2,896   RR Donnelley & Sons .............................            54,619
     1,006   Teledyne Technologies * .........................            50,793
                                                                 ---------------
                                                                         343,696
                                                                 ---------------
             INFORMATION TECHNOLOGY - 20.10%
       670   Broadridge Financial Solutions ..................            15,571
     2,750   Convergys * .....................................            39,875
       760   Fiserv * ........................................            46,596
       360   Global Payments .................................            19,166
       310   Harris ..........................................            16,470
     1,520   IAC/InterActiveCorp * ...........................            54,887
       550   InterDigital ....................................            25,460
       730   Intuit * ........................................            40,559
     1,576   Progress Software * .............................            46,728
     2,340   Western Union ...................................            49,725
                                                                 ---------------
                                                                         355,037
                                                                 ---------------
             MATERIALS - 6.88%
       510   FMC .............................................            45,023
     1,670   Silgan Holdings .................................            76,586
                                                                 ---------------
                                                                         121,609
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 1.37%
     1,883   Windstream ......................................            24,121
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $1,271,629) ............................         1,676,333
                                                                 ---------------
INVESTMENT COMPANY - 6.09%
   107,532   BlackRock Liquidity Funds
                TempCash Portfolio ...........................           107,532
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $107,532) ..............................           107,532
                                                                 ---------------
TOTAL INVESTMENTS - 100.98%
   (Cost $1,379,161)** .......................................         1,783,865
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.98)% ...................           (17,265)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     1,766,600
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...............   $408,655
Gross unrealized depreciation ...............     (3,951)
                                                --------
Net unrealized appreciation .................   $404,704
                                                ========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 15

Aston Funds
ASTON/VEREDUS AGGRESSIVE GROWTH FUND                              APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    2%
INFORMATION TECHNOLOGY                    20%
INDUSTRIALS                               16%
CONSUMER DISCRETIONARY                    15%
ENERGY                                    14%
HEALTH CARE                               14%
FINANCIALS                                 9%
MATERIALS                                  8%
CONSUMER STAPLES                           2%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 98.31%
             CONSUMER DISCRETIONARY - 15.31%
    39,925   Amerigon * ......................................   $       680,721
    28,250   CROCS * .........................................           568,108
    61,725   Exide Technologies * ............................           619,719
    17,100   G-III Apparel Group * ...........................           767,106
     9,350   Gentex ..........................................           293,123
     9,050   Lululemon Athletica * ...........................           905,272
    21,600   ReachLocal * ....................................           501,984
    11,300   Shutterfly * ....................................           695,628
    40,375   Sonic Automotive, Class A * .....................           569,288
    19,875   Tenneco * .......................................           918,424
    19,025   Ulta Salon, Cosmetics & Fragrance * .............         1,011,940
    64,125   Valuevision Media, Class A * ....................           409,118
    30,425   Zumiez * ........................................           855,247
                                                                 ---------------
                                                                       8,795,678
                                                                 ---------------
             CONSUMER STAPLES - 1.70%
    32,500   Elizabeth Arden * ...............................           976,950
                                                                 ---------------
             ENERGY - 13.97%
    32,800   Basic Energy Services * .........................         1,008,272
    26,575   Cloud Peak Energy * .............................           553,292
    70,750   Global Industries ...............................           697,595
    39,975   Helix Energy Solutions Group * ..................           756,727
    79,675   International Coal Group * ......................           878,815
    45,550   Key Energy Services * ...........................           829,010
     7,650   Lufkin Industries ...............................           706,325
    69,425   Magnum Hunter Resources * .......................           566,508
    42,400   RigNet * ........................................           822,560
    13,500   Superior Energy Services * ......................           518,670
    46,400   TETRA Technologies * ............................           685,328
                                                                 ---------------
                                                                       8,023,102
                                                                 ---------------
             FINANCIALS - 8.92%
    60,600   Calamos Asset Management, Class A ...............           985,962
    39,175   CoBiz Financial .................................           265,998
    88,875   FelCor Lodging Trust, REIT ......................           565,245
    55,175   First Commonwealth Financial ....................           342,085
    48,575   Imperial Holdings * .............................           482,836
    69,525   KKR Financial Holdings, REIT ....................           702,203

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             FINANCIALS (CONTINUED)
     3,000   Portfolio Recovery Associates * .................   $       270,780
    68,850   Strategic Hotels & Resorts, REIT * ..............           469,557
    24,725   Sunstone Hotel Investors, REIT * ................           258,624
     6,750   Waddell & Reed Financial, Class A ...............           276,818
    15,050   Wintrust Financial ..............................           507,035
                                                                 ---------------
                                                                       5,127,143
                                                                 ---------------
             HEALTH CARE - 13.86%
    79,850   Caliper Life Sciences * .........................           534,197
    16,925   Cantel Medical ..................................           438,865
    53,575   Cepheid * .......................................         1,731,008
     7,125   Complete Genomics * .............................           117,420
    61,150   DepoMed * .......................................           539,955
    33,675   Fluidigm * ......................................           557,321
    15,100   Healthspring * ..................................           626,499
    29,750   MAKO Surgical * .................................           817,233
    14,950   Questcor Pharmaceuticals * ......................           306,475
    44,125   Skilled Healthcare Group, Class A * .............           534,795
    18,625   SonoSite * ......................................           646,288
    58,150   Spectrum Pharmaceuticals * ......................           523,350
    50,050   Sun Healthcare Group * ..........................           590,090
                                                                 ---------------
                                                                       7,963,496
                                                                 ---------------
             INDUSTRIALS - 16.47%
    29,150   Accuride * ......................................           403,728
    34,225   Dycom Industries * ..............................           508,584
    16,750   Dynamic Materials ...............................           435,835
    15,225   EnerSys * .......................................           576,875
    12,150   Graco ...........................................           607,865
    22,375   H&E Equipment Services * ........................           445,263
     6,375   Houston Wire & Cable ............................           107,036
    26,025   Kelly Services, Class A * .......................           497,338
    20,925   Polypore International * ........................         1,292,537
    12,100   Robbins & Myers .................................           525,987
    30,550   Titan Machinery * ...............................           961,103
    20,775   Trinity Industries ..............................           752,055
    40,050   Tutor Perini ....................................         1,067,733
     5,325   Valmont Industries ..............................           560,723
    65,300   Wabash National * ...............................           720,259
                                                                 ---------------
                                                                       9,462,921
                                                                 ---------------
             INFORMATION TECHNOLOGY - 20.35%
    23,975   ACI Worldwide * .................................           792,134
    19,775   Constant Contact * ..............................           547,965
    57,275   Dice Holdings * .................................         1,049,851
    33,275   Entropic Communications * .......................           291,489
    10,175   FARO Technologies * .............................           439,255
    28,025   Finisar * .......................................           787,222
   163,550   Glu Mobile * ....................................           649,294
    70,325   Limelight Networks * ............................           447,970
    40,975   LivePerson * ....................................           547,426
    93,150   Move * ..........................................           222,629
    39,100   Oclaro * ........................................           438,507
    23,188   Rovi * ..........................................         1,126,008
    17,000   Standard Microsystems * .........................           461,550
    41,400   STEC * ..........................................           866,087
     7,325   Universal Display * .............................           402,435
    50,400   VASCO Data Security International * .............           621,935
    28,425   Vocus * .........................................           842,232
    10,900   Youku.com (Cayman) * ............................           644,407
    13,050   Zebra Technologies * ............................           512,734
                                                                 ---------------
                                                                      11,691,130
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 16

Aston Funds
ASTON/VEREDUS AGGRESSIVE GROWTH FUND                              APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             MATERIALS - 7.73%
    31,750   Huntsman ........................................   $       661,987
    20,450   Intrepid Potash * ...............................           700,616
    11,825   Kronos Worldwide ................................           727,946
    15,575   Materion * ......................................           650,411
     8,500   Rockwood Holdings * .............................           482,290
    92,550   Zagg * ..........................................           821,843
    31,025   Zoltek * ........................................           398,670
                                                                 ---------------
                                                                       4,443,763
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $44,839,273) ...........................        56,484,183
                                                                 ---------------
INVESTMENT COMPANY - 0.80%
   456,992   BlackRock Liquidity Funds
                TempCash Portfolio ...........................           456,992
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $456,992) ..............................           456,992
                                                                 ---------------
TOTAL INVESTMENTS - 99.11%
   (Cost $45,296,265)** ......................................        56,941,175
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.89% .....................           511,748
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    57,452,923
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $12,420,157
Gross unrealized depreciation .......      (775,247)
                                        -----------
Net unrealized appreciation .........   $11,644,910
                                        ===========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 17

Aston Funds
ASTON/CROSSWIND SMALL CAP GROWTH FUND                             APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

MATERIALS                     2%
INFORMATION TECHNOLOGY       25%
HEALTH CARE                  23%
CONSUMER DISCRETIONARY       22%
INDUSTRIALS                  11%
ENERGY                        9%
TELECOMMUNICATION SERVICES    5%
FINANCIALS                    3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 100.16%
             CONSUMER DISCRETIONARY - 22.47%
     1,032   American Axle & Manufacturing Holdings * ........   $        13,210
       717   Dana Holding * ..................................            13,028
       305   G-III Apparel Group * ...........................            13,682
       255   Genesco * .......................................            10,297
       369   Gentex ..........................................            11,568
       362   HSN * ...........................................            12,011
     2,664   Jarden ..........................................            96,943
     5,691   Knology * .......................................            86,788
       756   Life Time Fitness * .............................            29,575
     9,751   Office Depot * ..................................            42,027
     1,967   OfficeMax * .....................................            19,591
     2,039   Pep Boys (The) -Manny, Moe, & Jack ..............            27,934
       393   Tenneco * .......................................            18,161
                                                                 ---------------
                                                                         394,815
                                                                 ---------------
             ENERGY - 8.95%
     1,478   BPZ Resources * .................................             7,035
     1,503   Cloud Peak Energy * .............................            31,292
     1,672   James River Coal * ..............................            38,991
     3,032   Kodiak Oil & Gas * ..............................            21,285
     4,540   Magnum Hunter Resources * .......................            37,046
       907   Northern Oil and Gas * ..........................            21,550
                                                                 ---------------
                                                                         157,199
                                                                 ---------------
             FINANCIALS - 3.26%
     1,144   Dollar Financial * ..............................            26,300
       369   Encore Capital Group * ..........................            11,048
     1,723   Netspend Holdings * .............................            20,004
                                                                 ---------------
                                                                          57,352
                                                                 ---------------
             HEALTH CARE - 22.56%
     1,129   Amarin PLC, ADR (Britain) * .....................            18,064
       207   Catalyst Health Solutions * .....................            12,329
     1,870   Conceptus * .....................................            28,854
       396   Cubist Pharmaceuticals * ........................            13,405
       281   Dendreon * ......................................            12,204

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             HEALTH CARE - (CONTINUED)
     2,210   Endologix * .....................................   $        17,570
       576   Exelixis * ......................................             7,062
       714   Healthspring * ..................................            29,624
     1,486   ICON PLC, SP ADR (Ireland) * ....................            36,496
       452   Incyte * ........................................             8,353
        39   Nektar Therapeutics * ...........................               405
       106   Pharmasset * ....................................            10,756
       431   Sirona Dental Systems * .........................            24,597
    12,610   Tenet Healthcare * ..............................            87,387
     1,839   Tornier BV (Netherlands) * ......................            40,090
     1,849   Volcano * .......................................            49,294
                                                                 ---------------
                                                                         396,490
                                                                 ---------------
             INDUSTRIALS - 10.73%
       919   Ameresco * ......................................            14,805
     1,291   DigitalGlobe * ..................................            37,439
     1,318   GrafTech International * ........................            30,578
       601   Hexcel * ........................................            12,940
     1,911   Kelly Services, Class A * .......................            36,519
       905   Meritor * .......................................            15,575
       281   Navistar International * ........................            19,535
     2,329   US Airways Group * ..............................            21,171
                                                                 ---------------
                                                                         188,562
                                                                 ---------------
             INFORMATION TECHNOLOGY - 24.74%
       704   Applied Micro Circuits * ........................             7,378
       526   Blackboard * ....................................            25,306
       199   Cavium Networks * ...............................             9,397
     1,644   Convio * ........................................            20,123
       677   InterDigital ....................................            31,338
       908   Internap Network Services * .....................             7,346
     1,900   Kenexa * ........................................            55,898
     1,002   Liquidity Services * ............................            19,489
       199   LogMein .........................................             8,571
     3,128   Monster Worldwide * .............................            51,330
       269   Omnivision Technologies * .......................             9,038
     3,135   Radiant Systems * ...............................            62,449
       389   Riverbed Technology * ...........................            13,669
     1,221   SAVVIS * ........................................            48,059
       400   Syntel ..........................................            21,872
       419   TIBCO Software * ................................            12,566
       568   VistaPrint NV (Netherlands) * ...................            30,899
                                                                 ---------------
                                                                         434,728
                                                                 ---------------
             MATERIALS - 2.43%
     1,620   Solutia * .......................................            42,687
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 5.02%
       159   AboveNet ........................................            10,613
     1,357   General Communication, Class A * ................            15,606
     1,490   NII Holdings * ..................................            61,954
                                                                 ---------------
                                                                          88,173
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $1,601,280) ............................         1,760,006
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 18

Aston Funds
ASTON/CROSSWIND SMALL CAP GROWTH FUND                             APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
INVESTMENT COMPANY - 8.29%
   145,613   BlackRock Liquidity Funds
                TempCash Portfolio ...........................   $       145,613
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $145,613) ..............................           145,613
                                                                 ---------------
TOTAL INVESTMENTS - 108.45%
   (Cost $1,746,893)** .......................................         1,905,619
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (8.45)% ...................          (148,403)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     1,757,216
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .............   $187,006
Gross unrealized depreciation .............    (28,280)
                                              --------
Net unrealized appreciation ...............   $158,726
                                              ========

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 19

Aston Funds
ASTON/TAMRO SMALL CAP FUND                                        APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CONSUMER STAPLES                           3%
TELECOMMUNICATION SERVICES                 2%
INFORMATION TECHNOLOGY                    19%
INDUSTRIALS                               16%
FINANCIALS                                16%
CONSUMER DISCRETIONARY                    15%
ENERGY                                    11%
HEALTH CARE                               10%
MATERIALS                                  4%
CASH & NET OTHER ASSETS AND LIABILITIES    4%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 96.14%
             CONSUMER DISCRETIONARY - 15.33%
   754,260   Aaron's .........................................   $    21,715,145
   411,528   BJ's Restaurants * ..............................        19,321,240
 1,831,785   E.W. Scripps, Class A * .........................        17,401,958
   985,705   Grand Canyon Education * ........................        14,253,294
   410,190   Harman International Industries .................        19,906,521
   691,427   Lumber Liquidators * ............................        17,942,531
   363,055   Morningstar .....................................        20,911,968
   633,848   Rosetta Stone * .................................         8,924,580
 1,029,086   Texas Roadhouse .................................        16,743,229
 1,150,465   Winnebago Industries * ..........................        14,242,757
                                                                 ---------------
                                                                     171,363,223
                                                                 ---------------
             CONSUMER STAPLES - 3.41%
   343,161   TreeHouse Foods * ...............................        20,819,578
   404,831   United Natural Foods * ..........................        17,282,235
                                                                 ---------------
                                                                      38,101,813
                                                                 ---------------
             ENERGY - 10.69%
   377,298   Atwood Oceanics * ...............................        16,951,999
   537,235   Bill Barrett * ..................................        22,418,816
   815,258   Comstock Resources * ............................        26,137,171
   264,876   Contango Oil & Gas * ............................        16,401,122
   500,347   Global Geophysical Services * ...................         9,501,590
 1,855,722   Precision Drilling (Canada) * ...................        28,095,631
                                                                 ---------------
                                                                     119,506,329
                                                                 ---------------
             FINANCIALS - 15.58%
   509,437   Bank of the Ozarks ..............................        22,685,229
 1,194,716   Colonial Properties Trust, REIT .................        25,280,191
   993,874   East West Bancorp ...............................        21,000,558
   314,220   GAMCO Investors (a) .............................        16,166,619
 1,468,531   Glacier Bancorp .................................        22,072,021
   152,279   Iberiabank ......................................         9,138,263
   467,694   LaSalle Hotel Properties, REIT ..................        13,160,909
   321,668   Raymond James Financial .........................        12,062,550
   348,153   Stifel Financial * ..............................        15,903,629
   396,795   UMB Financial ...................................        16,709,037
                                                                 ---------------
                                                                     174,179,006
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             HEALTH CARE - 10.11%
   268,828   Analogic ........................................   $    15,503,311
   543,289   Athenahealth * ..................................        25,116,250
 1,088,032   Health Management Associates, Class A * .........        12,273,001
   507,083   NuVasive * ......................................        15,663,794
   196,094   Quality Systems .................................        17,593,554
   315,450   Teleflex ........................................        19,876,505
   103,779   United Therapeutics * ...........................         6,949,042
                                                                 ---------------
                                                                     112,975,457
                                                                 ---------------
             INDUSTRIALS - 16.47%
   495,346   Advisory Board * ................................        23,142,565
   310,121   Aerovironment * .................................         8,884,966
   343,161   Chicago Bridge & Iron (Netherlands) .............        13,911,747
   743,127   Colfax * ........................................        16,237,325
   572,134   Corporate Executive Board (The) .................        22,799,540
   513,105   ESCO Technologies ...............................        18,820,691
   608,340   Forward Air .....................................        20,452,391
   405,703   Franklin Electric ...............................        18,301,262
   508,110   Terex * .........................................        17,672,066
   335,005   Wabtec ..........................................        23,912,657
                                                                 ---------------
                                                                     184,135,210
                                                                 ---------------
             INFORMATION TECHNOLOGY - 19.13%
   355,694   Blackboard * ....................................        17,112,438
   596,339   Blue Coat Systems * .............................        17,174,563
   816,024   Ceragon Networks (Israel) * .....................        10,306,383
   987,708   DemandTec * .....................................        10,933,928
 1,362,265   Ixia * ..........................................        22,259,410
   800,177   Meru Networks * .................................        13,931,082
   636,390   NETGEAR * .......................................        26,569,283
   668,111   RightNow Technologies * .........................        24,172,256
 1,408,565   SeaChange International * .......................        15,085,731
 1,600,000   Smith Micro Software * ..........................        12,352,000
 1,790,701   VASCO Data Security International * .............        22,097,250
   849,980   Websense * ......................................        21,920,984
                                                                 ---------------
                                                                     213,915,308
                                                                 ---------------
             MATERIALS - 3.91%
   395,914   Royal Gold ......................................        24,142,836
   464,312   Texas Industries ................................        19,580,037
                                                                 ---------------
                                                                      43,722,873
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 1.51%
 1,320,423   Cbeyond * .......................................        16,848,597
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $756,272,651) ..........................     1,074,747,816
                                                                 ---------------
INVESTMENT COMPANY - 4.52%
50,541,595   BlackRock Liquidity Funds
                TempCash Portfolio ...........................        50,541,595
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $50,541,595) ...........................        50,541,595
                                                                 ---------------
TOTAL INVESTMENTS - 100.66%
   (Cost $806,814,246)** .....................................     1,125,289,411
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.66)% ...................        (7,335,071)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 1,117,954,340
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 20

Aston Funds
ASTON/TAMRO SMALL CAP FUND                                        APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

Gross unrealized appreciation ..................   $334,435,962
Gross unrealized depreciation ..................    (15,960,797)
                                                   ------------
Net unrealized appreciation ....................   $318,475,165
                                                   ============

(a) This security has been determined by the Sub-Adviser to be an illiquid security. At April 30, 2011, this security amounted to $16,166,619 or 1.45% of net assets.

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 21

Aston Funds
ASTON/RIVER ROAD SELECT VALUE FUND                                APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

ENERGY                                     3%
TELECOMMUNICATION SERVICES                 1%
CONSUMER DISCRETIONARY                    26%
FINANCIALS                                17%
INDUSTRIALS                               14%
INFORMATION TECHNOLOGY                    11%
CONSUMER STAPLES                          10%
HEALTH CARE                                7%
CASH & NET OTHER ASSETS AND LIABILITIES    4%
UTILITIES                                  4%
MATERIALS                                  3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 96.03%
             CONSUMER DISCRETIONARY - 23.83%
   203,640   Ascena Retail Group * ...........................   $     6,371,896
    40,380   Ascent Media, Class A * .........................         1,939,451
   125,290   Big Lots * ......................................         5,150,672
   108,250   Bob Evans Farms .................................         3,394,720
    47,410   Cracker Barrel Old Country Store ................         2,428,814
   227,610   Fred's, Class A .................................         3,177,436
    56,400   International Speedway, Class A .................         1,725,840
   232,040   Madison Square Garden, Class A * ................         6,346,294
   201,200   OfficeMax * .....................................         2,003,952
    72,160   Papa John's International * .....................         2,169,130
   210,980   Pep Boys (The) -Manny, Moe, & Jack ..............         2,890,426
   154,730   PetSmart ........................................         6,524,964
   180,950   Regis ...........................................         3,076,150
   175,190   Rent-A-Center ...................................         5,334,536
    58,710   Skechers U.S.A., Class A * ......................         1,118,426
    78,890   True Religion Apparel * .........................         2,384,056
                                                                 ---------------
                                                                      56,036,763
                                                                 ---------------
             CONSUMER STAPLES - 10.18%
    56,740   BJ's Wholesale Club * ...........................         2,911,897
    72,270   Cott (Canada) * .................................           644,648
    67,910   Industrias Bachoco, SP ADR (Mexico) .............         1,936,114
    58,566   J & J Snack Foods ...............................         2,976,324
   261,010   Ruddick .........................................        10,837,135
    90,630   Village Super Market, Class A ...................         2,450,635
   306,480   Winn-Dixie Stores * .............................         2,172,943
                                                                 ---------------
                                                                      23,929,696
                                                                 ---------------
             ENERGY - 2.77%
    76,200   Endeavour International * .......................         1,104,900
   119,710   Penn Virginia ...................................         1,850,717
   104,150   Rex Energy * ....................................         1,336,245
   150,130   TETRA Technologies * ............................         2,217,420
                                                                 ---------------
                                                                       6,509,282
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             FINANCIALS - 16.52%
    12,076   Alleghany * .....................................   $     3,972,932
   187,015   Alterra Capital Holdings (Bahamas) ..............         4,110,590
    77,950   Artio Global Investors ..........................         1,280,718
     7,900   Capital Southwest ...............................           760,296
    88,200   Commerce Bancshares .............................         3,753,792
   148,900   Federated Investors, Class B ....................         3,838,642
   182,060   Hilltop Holdings * ..............................         1,765,982
   176,510   Knight Capital Group, Class A * .................         2,421,717
    43,080   Navigators Group * ..............................         2,232,836
    50,330   Oppenheimer Holdings, Class A ...................         1,545,634
    62,250   PartnerRe (Bahamas) .............................         5,002,410
   118,890   W. R. Berkley ...................................         3,877,003
    12,010   White Mountains Insurance Group .................         4,293,695
                                                                 ---------------
                                                                      38,856,247
                                                                 ---------------
             HEALTH CARE - 7.18%
    31,280   Chemed ..........................................         2,178,026
    81,980   Ensign Group ....................................         2,267,567
    13,480   Haemonetics * ...................................           946,296
    96,850   ICU Medical * ...................................         4,368,903
   133,350   Immucor * .......................................         2,911,031
    20,060   National Healthcare .............................           931,988
    90,880   STERIS ..........................................         3,275,315
                                                                 ---------------
                                                                      16,879,126
                                                                 ---------------
             INDUSTRIALS - 16.24%
    37,000   Allegiant Travel ................................         1,660,190
   190,020   Brink's .........................................         6,272,560
    31,087   Copart * ........................................         1,410,417
    27,910   Cubic ...........................................         1,509,373
   109,550   Dolan * .........................................         1,289,403
   169,160   Equifax .........................................         6,348,575
    86,850   G & K Services, Class A .........................         2,874,735
   273,410   Geo Group * .....................................         7,294,579
    81,370   Insperity .......................................         2,464,697
    86,580   Tutor Perini ....................................         2,308,223
    91,650   Unifirst ........................................         4,743,804
                                                                 ---------------
                                                                      38,176,556
                                                                 ---------------
             INFORMATION TECHNOLOGY - 11.24%
    76,250   CSG Systems International * .....................         1,619,550
   113,680   DST Systems .....................................         5,605,561
   263,070   Ingram Micro, Class A * .........................         4,927,301
    75,110   Ituran Location and Control (Israel) ............         1,221,289
    56,670   j2 Global Communications * ......................         1,669,498
    89,790   ManTech International, Class A * ................         3,940,883
   158,360   NeuStar, Class A * ..............................         4,258,300
   168,950   Total System Services ...........................         3,184,708
                                                                 ---------------
                                                                      26,427,090
                                                                 ---------------
             MATERIALS - 3.11%
    89,500   AptarGroup ......................................         4,694,275
    36,430   Stepan ..........................................         2,621,867
                                                                 ---------------
                                                                       7,316,142
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 1.33%
    47,540   Atlantic Tele-Network ...........................         1,746,144
    70,320   nTelos Holdings .................................         1,387,414
                                                                 ---------------
                                                                       3,133,558
                                                                 ---------------
             UTILITIES - 3.63%
   105,460   Avista ..........................................         2,567,951
    55,920   Energen .........................................         3,635,359

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 22

Aston Funds
ASTON/RIVER ROAD SELECT VALUE FUND                                APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             UTILITIES - (CONTINUED)
    18,402   SJW .............................................   $       427,662
    51,280   UniSource Energy ................................         1,904,026
                                                                 ---------------
                                                                       8,534,998
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $182,086,843) ..........................       225,799,458
                                                                 ---------------
INVESTMENT COMPANY - 3.79%
 8,910,456   BlackRock Liquidity Funds
                TempCash Portfolio ...........................         8,910,456
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $8,910,456) ............................         8,910,456
                                                                 ---------------
TOTAL INVESTMENTS - 99.82%
   (Cost $190,997,299)** .....................................       234,709,914
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.18% .....................           430,261
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   235,140,175
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................   $45,859,918
Gross unrealized depreciation ................    (2,147,303)
                                                 -----------
Net unrealized appreciation ..................   $43,712,615
                                                 ===========

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 23

Aston Funds
ASTON/RIVER ROAD SMALL CAP VALUE FUND                             APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

UTILITIES                                  2%
TELECOMMUNICATION SERVICES                 1%
CONSUMER DISCRETIONARY                    24%
FINANCIALS                                15%
INDUSTRIALS                               15%
CONSUMER STAPLES                          13%
INFORMATION TECHNOLOGY                    11%
HEALTH CARE                                8%
ENERGY                                     5%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
MATERIALS                                  3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 96.74%
             CONSUMER DISCRETIONARY - 24.47%
   431,579   Ascena Retail Group * ...........................   $    13,504,107
    86,757   Ascent Media, Class A * .........................         4,166,939
   268,150   Big Lots * ......................................        11,023,646
   232,700   Bob Evans Farms .................................         7,297,472
   101,799   Cracker Barrel Old Country Store ................         5,215,163
   529,238   Fred's, Class A .................................         7,388,162
    76,582   Frisch's Restaurants (a) ........................         1,736,880
   120,970   International Speedway, Class A .................         3,701,682
   637,618   Mac-Gray (a) ....................................        10,801,249
   498,390   Madison Square Garden, Class A * ................        13,630,967
   302,540   Monarch Casino & Resort * (a) ...................         3,467,108
   432,270   OfficeMax * .....................................         4,305,409
   177,915   Papa John's International * .....................         5,348,125
   453,790   Pep Boys (The) -Manny, Moe, & Jack ..............         6,216,923
   390,580   Regis ...........................................         6,639,860
   390,335   Rent-A-Center ...................................        11,885,701
   126,230   Skechers U.S.A., Class A * ......................         2,404,682
   177,400   True Religion Apparel * .........................         5,361,028
                                                                 ---------------
                                                                     124,095,103
                                                                 ---------------
             CONSUMER STAPLES - 12.63%
   123,940   BJ's Wholesale Club * ...........................         6,360,601
   154,980   Cott (Canada) * .................................         1,382,422
   628,337   Harbinger Group * (a) ...........................         3,814,006
   231,653   Industrias Bachoco, SP ADR (Mexico) .............         6,604,427
   135,183   J & J Snack Foods ...............................         6,870,000
   562,211   Ruddick .........................................        23,343,001
   155,520   Seneca Foods, Class A * .........................         4,348,339
   246,241   Village Super Market, Class A ...................         6,658,357
   653,360   Winn-Dixie Stores * .............................         4,632,322
                                                                 ---------------
                                                                      64,013,475
                                                                 ---------------
             ENERGY - 4.85%
   133,843   Endeavour International * .......................         1,940,724
   830,909   Evolution Petroleum * ...........................         6,589,108
   518,149   Gastar Exploration * ............................         2,331,671
   397,522   Miller Energy Resources * .......................         2,293,702

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             ENERGY (CONTINUED)
   245,700   Penn Virginia ...................................   $     3,798,522
   223,880   Rex Energy * ....................................         2,872,380
   321,370   TETRA Technologies * ............................         4,746,635
                                                                 ---------------
                                                                      24,572,742
                                                                 ---------------
             FINANCIALS - 14.89%
   400,801   Alterra Capital Holdings (Bahamas) ..............         8,809,606
   166,780   Artio Global Investors ..........................         2,740,195
   152,880   Avatar Holdings * ...............................         2,751,840
    24,653   Capital Southwest ...............................         2,372,605
   386,850   Dime Community Bancshares .......................         5,980,701
   239,500   Federated Investors, Class B ....................         6,174,310
    42,845   First Citizens BancShares, Class A ..............         8,569,428
   143,380   FPIC Insurance Group * ..........................         5,293,590
    22,509   Gyrodyne Company of America REIT * (a) ..........         1,645,183
   355,400   Hilltop Holdings * ..............................         3,447,380
   369,710   Knight Capital Group, Class A * .................         5,072,421
   473,869   Medallion Financial (a) .........................         4,373,811
    98,107   Navigators Group * ..............................         5,084,886
   163,909   Oppenheimer Holdings, Class A ...................         5,033,645
    22,244   SWS Group .......................................           135,688
    22,474   White Mountains Insurance Group .................         8,034,680
                                                                 ---------------
                                                                      75,519,969
                                                                 ---------------
             HEALTH CARE - 7.77%
    65,355   Chemed ..........................................         4,550,669
   175,820   Ensign Group ....................................         4,863,181
    28,980   Haemonetics * ...................................         2,034,396
   247,174   ICU Medical * ...................................        11,150,019
   286,400   Immucor * .......................................         6,252,112
    61,225   National Healthcare .............................         2,844,514
   213,260   STERIS ..........................................         7,685,890
                                                                 ---------------
                                                                      39,380,781
                                                                 ---------------
             INDUSTRIALS - 14.85%
    70,510   Allegiant Travel ................................         3,163,784
   516,228   APAC Customer Services * ........................         2,947,662
   419,506   Brink's .........................................        13,847,893
    68,260   Copart * ........................................         3,096,956
    50,966   Cubic ...........................................         2,756,241
   314,550   Dolan * .........................................         3,702,253
   176,349   G & K Services, Class A .........................         5,837,152
   606,040   Geo Group * .....................................        16,169,147
   177,090   Insperity .......................................         5,364,056
   184,455   Standard Parking * ..............................         3,226,118
   187,020   Tutor Perini ....................................         4,985,953
   196,543   Unifirst ........................................        10,173,066
                                                                 ---------------
                                                                      75,270,281
                                                                 ---------------
             INFORMATION TECHNOLOGY - 10.86%
    72,528   Computer Services (a) ...........................         1,958,256
   163,430   CSG Systems International * .....................         3,471,253
   244,970   DST Systems .....................................        12,079,471
   347,460   Electro Rent (a) ................................         5,472,495
   472,003   Ingram Micro, Class A * .........................         8,840,616
   175,680   Ituran Location and Control (Israel) ............         2,856,557
    86,120   j2 Global Communications * ......................         2,537,095
   197,620   ManTech International, Class A * ................         8,673,542
   341,680   NeuStar, Class A * ..............................         9,187,775
                                                                 ---------------
                                                                      55,077,060
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 24

Aston Funds
ASTON/RIVER ROAD SMALL CAP VALUE FUND                             APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             MATERIALS - 2.80%
   158,823   AptarGroup ......................................   $     8,330,266
    81,800   Stepan ..........................................         5,887,146
                                                                 ---------------
                                                                      14,217,412
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 1.33%
   101,810   Atlantic Tele-Network ...........................         3,739,481
   151,063   nTelos Holdings .................................         2,980,473
                                                                 ---------------
                                                                       6,719,954
                                                                 ---------------
             UTILITIES - 2.29%
   247,130   Avista ..........................................         6,017,615
    39,709   SJW .............................................           922,837
   126,370   UniSource Energy ................................         4,692,118
                                                                 ---------------
                                                                      11,632,570
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $384,310,215) ..........................       490,499,347
                                                                 ---------------
INVESTMENT COMPANY - 3.30%
16,731,642   BlackRock Liquidity Funds
                TempFund Portfolio ...........................        16,731,642
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $16,731,642) ...........................        16,731,642
                                                                 ---------------
TOTAL INVESTMENTS - 100.04%
   (Cost $401,041,857)** .....................................       507,230,989
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.04)% ...................          (183,515)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   507,047,474
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................   $111,033,034
Gross unrealized depreciation ................     (4,843,902)
                                                 ------------
Net unrealized appreciation ..................   $106,189,132
                                                 ============

(a) These securities have been determined by the Sub-Adviser to be illiquid securities. At April 30, 2011, these securities amounted to $33,268,988 or 6.56% of net assets.

REIT   Real Estate Investment Trust
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 25

Aston Funds
ASTON/RIVER ROAD INDEPENDENT VALUE FUND                           APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

INDUSTRIALS                                2%
HEALTH CARE                                2%
CASH & NET OTHER ASSETS AND LIABILITIES   48%
INFORMATION TECHNOLOGY                    15%
CONSUMER DISCRETIONARY                    10%
CONSUMER STAPLES                           8%
ENERGY                                     6%
UTILITIES                                  5%
FINANCIALS                                 4%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 52.32%
             CONSUMER DISCRETIONARY - 10.36%
    51,390   Ambassadors Group ...............................   $       518,011
    51,410   American Greetings, Class A .....................         1,264,686
    50,640   Core-Mark Holding * .............................         1,696,946
    16,990   Frisch's Restaurants ............................           385,333
    54,445   Papa John's International * .....................         1,636,617
    30,630   Rent-A-Center ...................................           932,684
                                                                 ---------------
                                                                       6,434,277
                                                                 ---------------
             CONSUMER STAPLES - 7.51%
    22,840   Arden Group, Class A ............................         1,890,924
    85,539   Central Garden & Pet * ..........................           835,716
    91,880   Cott (Canada) * .................................           819,570
    38,236   Oil-Dri Corporation of America ..................           844,633
     6,510   Weis Markets ....................................           268,668
                                                                 ---------------
                                                                       4,659,511
                                                                 ---------------
             ENERGY - 5.62%
    56,720   Bill Barrett * ..................................         2,366,926
    18,100   Contango Oil & Gas * ............................         1,120,752
                                                                 ---------------
                                                                       3,487,678
                                                                 ---------------
             FINANCIALS - 4.29%
    13,740   AMERISAFE * .....................................           306,814
    32,195   Baldwin & Lyons, Class B ........................           743,383
    62,650   Federated Investors, Class B ....................         1,615,117
                                                                 ---------------
                                                                       2,665,314
                                                                 ---------------
             HEALTH CARE - 1.88%
    25,805   ICU Medical * ...................................         1,164,064
                                                                 ---------------
             INDUSTRIALS - 2.19%
    26,220   Unifirst ........................................         1,357,147
                                                                 ---------------
             INFORMATION TECHNOLOGY - 15.36%
    21,830   Communications Systems ..........................           347,097
    85,280   CSG Systems International * .....................         1,811,347
   113,075   EPIQ Systems ....................................         1,609,057
    54,225   ManTech International, Class A * ................         2,379,935

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             INFORMATION TECHNOLOGY (CONTINUED)
    22,670   NeuStar, Class A * ..............................   $       609,596
   120,060   Tellabs                                                     590,695
   116,057   Total System Services ...........................         2,187,674
                                                                 ---------------
                                                                       9,535,401
                                                                 ---------------
             UTILITIES - 5.11%
    31,160   Artesian Resources, Class A .....................           608,866
    65,940   Avista ..........................................         1,605,639
    25,420   California Water Service Group ..................           958,842
                                                                 ---------------
                                                                       3,173,347
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $31,506,521) ...........................        32,476,739
                                                                 ---------------
INVESTMENT COMPANY - 49.96%
31,011,684   BlackRock Liquidity Funds
                TempCash Portfolio ...........................        31,011,684
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $31,011,684) ...........................        31,011,684
                                                                 ---------------
TOTAL INVESTMENTS - 102.28%
   (Cost $62,518,205)** ......................................        63,488,423
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (2.28)% ...................        (1,413,299)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    62,075,124
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ............................   $1,141,608
Gross unrealized depreciation ............................     (171,390)
                                                             ----------
Net unrealized appreciation ..............................   $  970,218
                                                             ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 26

Aston Funds
ASTON/NEPTUNE INTERNATIONAL FUND                                  APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    2%
CONSUMER STAPLES                          23%
ENERGY                                    16%
MATERIALS                                 16%
INDUSTRIALS                               12%
INFORMATION TECHNOLOGY                    12%
FINANCIALS                                 7%
CONSUMER DISCRETIONARY                     7%
HEALTH CARE                                3%
TELECOMMUNICATION SERVICES                 2%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 98.53%
             BRAZIL - 1.76%
     1,000   Petroleo Brasileiro, ADR ........................   $        37,330
                                                                 ---------------
             CHINA - 26.50%
     1,000   Baidu, SP ADR * .................................           148,520
    10,000   China Life Insurance ............................            35,538
     5,000   China Mobile ....................................            45,968
    25,000   China Oilfield Services .........................            49,445
     7,000   China Resources Enterprise ......................            28,212
    40,000   China South Locomotive and
             Rolling Stock ...................................            44,140
    30,000   Mandarin Oriental International .................            63,600
    40,000   PetroChina, Class H .............................            57,480
    21,666   Shangri-La Asia .................................            60,398
     1,000   Tencent Holdings ................................            28,457
                                                                 ---------------
                                                                         561,758
                                                                 ---------------
             FRANCE - 2.57%
       850   Total ...........................................            54,413
                                                                 ---------------
             INDIA - 1.54%
       500   Infosys Technologies, SP ADR ....................            32,590
                                                                 ---------------
             JAPAN - 10.52%
       300   FANUC ...........................................            49,744
     2,000   Komatsu .........................................            70,024
     3,500   Kubota ..........................................            33,225
     1,200   Sony ............................................            33,434
     5,000   Toray Industries ................................            36,676
                                                                 ---------------
                                                                         223,103
                                                                 ---------------
             LUXEMBOURG - 0.80%
       500   Evraz Group, GDR * ..............................            16,950
                                                                 ---------------
             NETHERLANDS - 3.66%
     1,000   Akzo Nobel ......................................            77,672
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             NORWAY - 2.76%
     1,000   Yara International ..............................   $        58,571
                                                                 ---------------
             RUSSIA - 22.17%
     4,000   Gazprom, SP ADR .................................            68,240
       500   LUKOIL, SP ADR ..................................            34,850
     2,000   Mining and Metallurgical
             Company Norilsk Nickel, ADR .....................            55,700
     2,000   Polyus Gold, SP ADR .............................            72,900
     5,000   Rosneft Oil, GDR ................................            44,625
       110   Sberbank, GDR ...................................            43,868
     3,000   Wimm-Bill-Dann Foods, ADR * .....................           105,870
     1,250   X 5 Retail Group, GDR * .........................            44,063
                                                                 ---------------
                                                                         470,116
                                                                 ---------------
             SWITZERLAND - 2.24%
       800   Novartis AG .....................................            47,491
                                                                 ---------------
             TAIWAN - 1.91%
     3,000   Taiwan Semiconductor
             Manufacturing, SP ADR ...........................            40,500
                                                                 ---------------
             UNITED KINGDOM - 22.10%
     1,300   Antofagasta PLC .................................            29,684
     1,300   BHP Billiton PLC ................................            54,818
     1,000   British American Tobacco ........................            43,613
     2,500   Diageo ..........................................            50,862
     1,000   GlaxoSmithKline .................................            21,806
     2,999   HSBC Holdings ...................................            32,831
     1,000   Imperial Tobacco Group ..........................            35,194
     5,000   Rolls-Royce Group * .............................            53,576
   480,000   Rolls-Royce Group,
             C Shares * (a) ..................................               802
     1,687   Standard Chartered ..............................            46,748
     5,000   Tesco ...........................................            33,703
     2,000   Unilever ........................................            64,876
                                                                 ---------------
                                                                         468,513
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $1,834,075) ............................         2,089,007
                                                                 ---------------
INVESTMENT COMPANY - 2.25%
    47,801   BlackRock Liquidity Funds
                TempCash Portfolio ...........................            47,801
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $47,801) ...............................            47,801
                                                                 ---------------
TOTAL INVESTMENTS - 100.78%
   (Cost $1,881,876)** .......................................         2,136,808
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.78)% ...................           (16,595)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     2,120,213
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...............   $ 372,849
Gross unrealized depreciation ...............    (117,917)
                                                ---------
Net unrealized appreciation .................   $ 254,932
                                                =========

(a) A security with a total aggregate market value of $802 or 0.04% of the net assets, was valued under the fair value procedures established by the Fund's Board of Trustees. This security has been determined by the Sub-Adviser to be an illiquid security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 27

Aston Funds
ASTON/NEPTUNE INTERNATIONAL FUND                                  APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

ADR    American Depositary Receipt
GDR    Global Depositary Receipt
SP ADR Sponsored American Depositary Receipt

Forward foreign currency contracts outstanding as of April 30, 2011 were as follows:

                        PRINCIPAL
CONTRACTS                AMOUNT                                      NET
TO BUY OR              COVERED BY                                UNREALIZED
 TO SELL    CURRENCY    CONTRACTS   EXPIRATION   COUNTERPARTY   DEPRECIATION
---------   --------   ----------   ----------   ------------   ------------
  Sell        JPY      17,012,125      02/12         JPM          $(9,938)
                                                                  -------
                                                                  $(9,938)
                                                                  =======

JPY    Japanese Yen
JPM    JPMorgan Chase

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 28

Aston Funds
ASTON/BARINGS INTERNATIONAL FUND                                  APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

TELECOMMUNICATION SERVICES                 3%
UTILITIES                                  2%
FINANCIALS                                20%
MATERIALS                                 13%
ENERGY                                    12%
CONSUMER DISCRETIONARY                    12%
HEALTH CARE                                9%
INDUSTRIALS                                9%
INFORMATION TECHNOLOGY                     8%
CONSUMER STAPLES                           7%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 95.17%
             AUSTRALIA - 3.39%
    28,249   Newcrest Mining .................................   $     1,283,441
   210,158   Paladin Energy * ................................           760,165
                                                                 ---------------
                                                                       2,043,606
                                                                 ---------------
             BRAZIL - 1.13%
    50,799   Hypermarcas .....................................           681,001
                                                                 ---------------
             CHINA - 1.45%
    30,600   Tencent Holdings ................................           870,768
                                                                 ---------------
             FRANCE - 6.71%
    18,842   Publicis Groupe .................................         1,067,755
    12,899   Sanofi-Aventis ..................................         1,020,228
    37,073   SES .............................................           973,568
    42,365   Suez Environnement ..............................           976,375
                                                                 ---------------
                                                                       4,037,926
                                                                 ---------------
             GERMANY - 8.33%
    12,232   Bayer ...........................................         1,075,271
    10,770   Bayerische Motoren Werke ........................         1,015,665
    11,212   Deutsche Boerse .................................           931,635
    11,604   Fresenius .......................................         1,217,891
     4,698   Muenchener Rueckversicherungs-Gesellschaft ......           775,520
                                                                 ---------------
                                                                       5,015,982
                                                                 ---------------
             HONG KONG - 2.70%
   385,000   SJM Holdings ....................................           829,860
    51,000   Sun Hung Kai Properties .........................           796,562
                                                                 ---------------
                                                                       1,626,422
                                                                 ---------------
             INDIA - 1.29%
     9,164   Niko Resources ..................................           774,361
                                                                 ---------------
             ISRAEL - 1.67%
    56,932   Israel Chemicals ................................         1,003,815
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             ITALY - 1.50%
    33,910   ENI .............................................   $       906,577
                                                                 ---------------
             JAPAN - 17.68%
     5,400   Chugai Pharmaceutical ...........................            88,315
     9,200   Daito Trust Construction ........................           731,554
     5,200   FANUC ...........................................           862,233
    72,000   Hitachi Metals ..................................           942,662
    18,200   Honda Motor .....................................           715,749
       654   Jupiter Telecommunications ......................           702,255
     3,100   KEYENCE .........................................           808,679
     8,600   Kyocera .........................................           942,538
    50,900   Mitsui ..........................................           898,586
     8,600   Nidec ...........................................           746,397
       563   NTT DoCoMo ......................................         1,036,256
       936   Rakuten .........................................           860,822
     6,300   Tokio Marine Holdings ...........................           174,663
    21,300   UniCharm ........................................           842,914
       800   Yahoo Japan .....................................           291,833
                                                                 ---------------
                                                                      10,645,456
                                                                 ---------------
             NETHERLANDS - 2.82%
    15,607   Heineken ........................................           934,247
    15,883   Koninklijke Vopak ...............................           761,274
                                                                 ---------------
                                                                       1,695,521
                                                                 ---------------
             NORWAY - 3.21%
   669,840   Marine Harvest ..................................           884,762
    17,859   Yara International ..............................         1,046,024
                                                                 ---------------
                                                                       1,930,786
                                                                 ---------------
             PAPUA NEW GUINEA - 1.50%
   116,800   Oil Search ......................................           902,568
                                                                 ---------------
             RUSSIA - 1.84%
    64,820   Gazprom, SP ADR .................................         1,105,829
                                                                 ---------------
             SINGAPORE - 3.37%
    81,000   DBS Group Holdings ..............................           991,283
   106,700   Keppel ..........................................         1,037,319
                                                                 ---------------
                                                                       2,028,602
                                                                 ---------------
             SOUTH KOREA - 1.39%
     4,220   NHN * ...........................................           836,794
                                                                 ---------------
             SPAIN - 1.55%
    47,144   Grifols .........................................           933,593
                                                                 ---------------
             SWEDEN - 1.50%
   110,373   TeliaSonera .....................................           901,258
                                                                 ---------------
             SWITZERLAND - 7.00%
    24,610   Julius Baer Group * .............................         1,149,984
     3,273   Syngenta ........................................         1,158,226
    48,593   UBS * ...........................................           971,298
     3,325   Zurich Financial Services * .....................           934,075
                                                                 ---------------
                                                                       4,213,583
                                                                 ---------------
             UNITED KINGDOM - 25.14%
    28,703   Admiral Group ...................................           811,209
    35,347   Autonomy * ......................................           950,569
    41,945   BG Group ........................................         1,074,408
   129,048   BP ..............................................           997,046
   394,516   Centamin Egypt * ................................           856,669
    91,670   ICAP ............................................           793,928
    24,696   Imperial Tobacco Group ..........................           869,153

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 29

Aston Funds
ASTON/BARINGS INTERNATIONAL FUND                                  APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             UNITED KINGDOM (CONTINUED)
    57,490   Petropavlovsk ...................................   $       857,529
    95,032   Prudential ......................................         1,227,028
   192,170   Resolution ......................................           971,635
    13,300   Rio Tinto .......................................           968,597
    85,146   Rolls-Royce Group ...............................           912,360
 8,174,016   Rolls-Royce Group, C Shares * (a) ...............            13,653
    38,086   Shire ...........................................         1,176,907
    32,073   Standard Chartered ..............................           888,774
    37,192   Tullow Oil ......................................           890,227
    66,647   WPP .............................................           869,991
                                                                 ---------------
                                                                      15,129,683
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $46,492,650) ...........................        57,284,131
                                                                 ---------------
INVESTMENT COMPANY - 4.18%
 2,517,447   BlackRock Liquidity Funds
                TempCash Portfolio ...........................         2,517,447
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $2,517,447) ............................         2,517,447
                                                                 ---------------
TOTAL INVESTMENTS - 99.35%
   (Cost $49,010,097)** ......................................        59,801,578
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.65% .....................           388,302
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    60,189,880
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...............   $10,829,440
Gross unrealized depreciation ...............       (37,959)
                                                -----------
Net unrealized appreciation .................   $10,791,481
                                                ===========

(a) A security with a total aggregate market value of $13,653 or 0.02% of the net assets was valued under the fair value procedures established by the Fund's Board of Trustees. This security has been determined by the Sub-Adviser to be an illiquid security.

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 30

Aston Funds
ASTON DYNAMIC ALLOCATION FUND                                     APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

COMMODITIES                                6%
DOMESTIC EQUITIES                         48%
DOMESTIC FIXED INCOME                     15%
INTERNATIONAL EQUITIES                    12%
REAL ESTATE                               10%
CASH & NET OTHER ASSETS AND LIABILITIES    9%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
EXCHANGE TRADED FUNDS - 90.78%
             COMMODITIES - 5.76%
    88,617   PowerShares DB Agriculture Fund * ...............   $     3,018,295
                                                                 ---------------
             DOMESTIC EQUITIES - 48.25%
    33,099   Energy Select Sector SPDR Fund ..................         2,662,483
    68,914   Industrial Select Sector SPDR Fund ..............         2,666,972
    32,681   iShares Russell 2000 Growth Index Fund ..........         3,227,902
    41,728   iShares Russell 2000 Value Index Fund ...........         3,194,278
    50,495   iShares Russell Midcap Growth Index Fund ........         3,185,224
    53,599   iShares Russell Midcap Value Index Fund .........         2,640,287
    26,431   Market Vectors-Coal .............................         1,348,510
    77,616   Materials Select Sector SPDR Trust ..............         3,172,166
    17,333   SPDR S&P Midcap 400 ETF Trust, Series 1 .........         3,199,845
                                                                 ---------------
                                                                      25,297,667
                                                                 ---------------
             DOMESTIC FIXED INCOME - 14.52%
   165,988   SPDR Barclays Capital 1-3 Month T-Bill ETF * ....         7,610,550
                                                                 ---------------
             INTERNATIONAL EQUITIES - 12.06%
    92,074   iShares MSCI Canada Index Fund ..................         3,102,894
    50,739   iShares MSCI EAFE Index Fun .....................         3,219,897
                                                                 ---------------
                                                                       6,322,791
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             REAL ESTATE - 10.19%
    28,789   iShares Cohen & Steers Realty
             Majors Index Fund ..............................    $     2,139,023
    51,837   Vanguard REIT ..................................          3,205,082
                                                                 ---------------
                                                                       5,344,105
                                                                 ---------------
             TOTAL EXCHANGE TRADED FUNDS
                (Cost $42,850,319) ..........................         47,593,408
                                                                 ---------------
INVESTMENT COMPANY - 9.04%
 4,739,265   BlackRock Liquidity Funds
                TempCash Portfolio ..........................          4,739,265
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $4,739,265) ...........................          4,739,265
                                                                 ---------------
TOTAL INVESTMENTS - 99.82%
   (Cost $47,589,584)** .....................................         52,332,673
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.18% ....................             95,600
                                                                 ---------------
NET ASSETS - 100.00% ........................................    $    52,428,273
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ........   $4,746,409
Gross unrealized depreciation ........       (3,320)
                                         ----------
Net unrealized appreciation ..........   $4,743,089
                                         ==========

DB   Deutsche Bank
EAFE Europe, Australasia, and Far East
ETF  Exchange-Traded Fund
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
S&P  Standard & Poor
SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 31

Aston Funds
ASTON/M.D. SASS ENHANCED EQUITY FUND                              APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH EQUIVALENTS              1%
INFORMATION TECHNOLOGY       19%
UTILITIES                    17%
HEALTH CARE                  16%
INDUSTRIALS                  14%
FINANCIALS                   13%
CONSUMER DISCRETIONARY       12%
CONSUMER STAPLES             10%
TELECOMMUNICATION SERVICES    3%

% OF TOTAL NET ASSETS

THE CHART REPRESENTS TOTAL INVESTMENTS IN THE FUND. NET OTHER ASSETS AND LIABILITIES ARE NEGATIVE 4.64% AND CANNOT BE REPRESENTED IN THE PIE CHART FORMAT.

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 103.85%
             CONSUMER DISCRETIONARY - 11.43%
    95,000   Carnival (a) ....................................   $     3,616,650
   145,000   International Game Technology (a) ...............         2,565,050
    70,000   Kohl's (a) ......................................         3,689,700
   190,000   Staples (a) .....................................         4,016,600
                                                                 ---------------
                                                                      13,888,000
                                                                 ---------------
             CONSUMER STAPLES - 10.07%
   120,000   CVS Caremark (a) ................................         4,348,800
    60,000   PepsiCo (a) .....................................         4,133,400
   130,000   Sysco (a) .......................................         3,758,300
                                                                 ---------------
                                                                      12,240,500
                                                                 ---------------
             FINANCIALS - 12.91%
   240,000   Bank of America (a) .............................         2,947,200
    30,000   Citigroup (a) ...................................           137,700
    83,000   MetLife (a) .....................................         3,883,570
   110,000   NYSE Euronext (a) ...............................         4,405,500
    50,000   SunTrust Banks (a) ..............................         1,409,500
   100,000   Wells Fargo (a) .................................         2,911,000
                                                                 ---------------
                                                                      15,694,470
                                                                 ---------------
             HEALTH CARE - 15.88%
    69,000   Abbott Laboratories (a) .........................         3,590,760
    65,000   Baxter International (a) ........................         3,698,500
   105,000   Eli Lilly (a) ...................................         3,886,050
    60,000   Johnson & Johnson (a) ...........................         3,943,200
   100,000   Medtronic (a) ...................................         4,175,000
                                                                 ---------------
                                                                      19,293,510
                                                                 ---------------
             INDUSTRIALS - 14.09%
   150,000   General Electric (a) ............................         3,067,500
    40,000   ITT (a) .........................................         2,311,600
    47,000   Lockheed Martin (a) .............................         3,724,750
   130,000   Quanta Services * (a) ...........................         2,818,400
    75,000   Raytheon (a) ....................................         3,641,250
    40,000   Shaw Group * (a) ................................         1,556,000
                                                                 ---------------
                                                                      17,119,500
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             INFORMATION TECHNOLOGY - 19.25%
   215,000   Cisco Systems (a) ...............................   $     3,775,400
   185,000   Corning (a) .....................................         3,873,900
    80,000   Harris (a) ......................................         4,250,400
   185,000   Intel (a) .......................................         4,290,150
    45,000   Visa, Class A (a) ...............................         3,515,400
   365,000   Xerox (a) .......................................         3,682,850
                                                                 ---------------
                                                                      23,388,100
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 3.03%
   100,000   AT&T (a) ........................................         3,112,000
    15,000   Verizon Communications (a) ......................           566,700
                                                                 ---------------
                                                                       3,678,700
                                                                 ---------------
             UTILITIES - 17.19%
    40,000   Constellation Energy Group ......................         1,456,800
    55,000   Entergy .........................................         3,834,600
    93,000   Exelon ..........................................         3,919,950
   102,000   FirstEnergy (a) .................................         4,075,920
    79,000   Progress Energy (a) .............................         3,748,550
   120,000   Public Service Enterprise Group (a) .............         3,860,400
                                                                 ---------------
                                                                      20,896,220
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $119,835,146) ..........................       126,199,000
                                                                 ---------------

 NUMBER OF
 CONTRACTS
----------
PURCHASED OPTIONS - 0.22%
             SPDR S&P 500 ETF Trust
       700   Strike @ $115 Exp 05/21/11 ......................             3,500
       700   Strike @ $116 Exp 05/21/11 ......................             3,500
       700   Strike @ $117 Exp 05/21/11 ......................             3,500
       700   Strike @ $118 Exp 05/21/11 ......................             3,500
     1,100   Strike @ $115 Exp 06/18/11 ......................            17,600
     1,100   Strike @ $116 Exp 06/18/11 ......................            23,100
     1,100   Strike @ $117 Exp 06/18/11 ......................            24,200
     1,100   Strike @ $118 Exp 06/18/11 ......................            25,300
       900   Strike @ $119 Exp 06/18/11 ......................            24,300
       200   Strike @ $120 Exp 06/18/11 ......................             5,600
       500   Strike @ $117 Exp 06/30/11 ......................            15,000
     1,000   Strike @ $118 Exp 06/30/11 ......................            35,000
     1,000   Strike @ $119 Exp 06/30/11 ......................            39,000
       500   Strike @ $120 Exp 06/30/11 ......................            23,000
       200   Strike @ $117 Exp 07/16/11 ......................             9,200
       200   Strike @ $118 Exp 07/16/11 ......................            10,000
                                                                 ---------------
             TOTAL PURCHASED OPTIONS
                (Cost $1,323,406) ............................           265,300
                                                                 ---------------

  SHARES
----------
INVESTMENT COMPANY - 0.57%
   695,161   BlackRock Liquidity Funds
                FedFund Portfolio ............................           695,161
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $695,161) ..............................           695,161
                                                                 ---------------
TOTAL INVESTMENTS - 104.64%
   (Cost $121,853,713)** .....................................       127,159,461
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (4.64)% ...................       (5,640,516)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   121,518,945
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 32

Aston Funds
ASTON/M.D. SASS ENHANCED EQUITY FUND                              APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .................   $ 9,111,692
Gross unrealized depreciation .................    (3,805,944)
                                                  -----------
Net unrealized appreciation ...................   $ 5,305,748
                                                  ===========

(a)  These securities are pledged as collateral for call options written.

ETF  Exchange-Traded Fund
NYSE New York Stock Exchange
S&P  Standard & Poor
SPDR Standard & Poor's Depositary Receipt

Transactions in written call options for the period ended April 30, 2011 were as follows:

                                 NUMBER OF
                                 CONTRACTS     PREMIUM
                                 ---------   -----------
BEGINNING OF PERIOD                31,691    $ 3,105,267
CALL OPTIONS WRITTEN               57,451      4,929,990
CALL OPTIONS CLOSED OR EXPIRED    (52,312)    (4,331,001)
CALL OPTIONS EXERCISED             (1,829)      (223,101)
                                   ------    -----------
OUTSTANDING, APRIL 30, 2011        35,001    $ 3,481,155
                                   ======    ===========

Premiums received and value of written equity options outstanding as of April 30, 2011.

NUMBER OF                                       PREMIUM      MARKET
CONTRACTS   DESCRIPTION                        RECEIVED       VALUE
---------   -------------------------------   ----------   ----------
            Abbott Laboratories
      690   Strike @ $52.5 Exp 08/11 ......   $   55,058   $  102,810
            AT&T
       33   Strike @ $28 Exp 07/11 ........        6,698       11,220
      400   Strike @ $29 Exp 07/11 ........       21,594       96,400
      280   Strike @ $30 Exp 07/11 ........       17,616       46,480
      120   Strike @ $30 Exp 10/11 ........        7,288       23,520
      167   Strike @ $32 Exp 10/11 ........       12,355       14,529
            Bank of America
      170   Strike @ $16 Exp 08/11 ........        8,837          680
      430   Strike @ $15 Exp 11/11 ........       32,243        9,460
    1,500   Strike @ $16 Exp 11/11 ........       73,527       18,000
            Baxter International
       60   Strike @ $52.5 Exp 05/11 ......       10,199       27,240
      590   Strike @ $50 Exp 08/11 ........      127,414      451,350
            Carnival
      568   Strike @ $42 Exp 10/11 ........       89,734       85,200
      250   Strike @ $43 Exp 10/11 ........       30,746       29,375
      132   Strike @ $44 Exp 10/11 ........       15,574       11,880
            Cisco Systems
      200   Strike @ $20 Exp 10/11 ........       24,533        8,000
            Corning
    1,050   Strike @ $23 Exp 08/11 ........       67,455       48,300
      200   Strike @ $21 Exp 11/11 ........       25,997       33,600
      600   Strike @ $23 Exp 11/11 ........       71,640       52,800
            CVS Caremark
      600   Strike @ $35 Exp 05/11 ........       38,999      100,800
      200   Strike @ $35 Exp 08/11 ........       23,797       48,800
      200   Strike @ $36 Exp 08/11 ........       20,597       38,400
      200   Strike @ $37 Exp 08/11 ........       15,197       28,400

NUMBER OF                                       PREMIUM      MARKET
CONTRACTS   DESCRIPTION                        RECEIVED       VALUE
---------   -------------------------------   ----------   ----------
            Eli Lilly
      200   Strike @ $36 Exp 07/11 ........   $   19,197   $   25,800
       50   Strike @ $37 Exp 07/11 ........        2,949        3,400
      800   Strike @ $36 Exp 10/11 ........       75,411      142,400
            FirstEnergy
      380   Strike @ $40 Exp 07/11 ........       30,014       30,400
      612   Strike @ $40 Exp 10/11 ........       54,721       77,112
            General Electric
    1,040   Strike @ $18 Exp 06/11 ........       59,844      265,200
      450   Strike @ $19 Exp 06/11 ........       22,493       72,000
       10   Strike @ $21 Exp 12/11 ........        1,040        1,190
            Harris
      527   Strike @ $50 Exp 05/11 ........      110,063      200,260
       50   Strike @ $50 Exp 08/11 ........        8,899       21,625
      223   Strike @ $55 Exp 08/11 ........       22,113       39,025
            Intel
      100   Strike @ $20 Exp 06/11 ........        7,498       31,000
      200   Strike @ $22 Exp 07/11 ........       16,797       28,000
    1,550   Strike @ $22 Exp 10/11 ........      113,675      275,900
            International Game Technology
    1,450   Strike @ $17 Exp 10/11 ........      111,032      263,900
            ITT
      400   Strike @ $55 Exp 07/11 ........       66,010      154,000
            Johnson & Johnson
      390   Strike @ $62.5 Exp 07/11 ......       44,843      136,890
      210   Strike @ $65 Exp 07/11 ........       31,675       36,120
            Kohl's
       50   Strike @ $57.5 Exp 10/11 ......       12,399        7,000
      650   Strike @ $62.5 Exp 10/11 ......       69,708       26,000
            Lockheed Martin
      100   Strike @ $75 Exp 06/11 ........       27,298       46,700
      370   Strike @ $80 Exp 06/11 ........       45,057       49,950
            Medtronic
      150   Strike @ $39 Exp 05/11 ........       14,698       47,100
      850   Strike @ $40 Exp 05/11 ........       64,737      170,000
            MetLife
      100   Strike @ $46 Exp 06/11 ........       14,798       19,400
      730   Strike @ $49 Exp 09/11 ........      164,360      133,590
            NYSE Euronext
      500   Strike @ $34 Exp 06/11 ........       45,492      306,250
      400   Strike @ $38 Exp 09/11 ........       55,193      118,400
      200   Strike @ $40 Exp 09/11 ........       28,203       36,000
            PepsiCo
      200   Strike @ $67.5 Exp 07/11 ......       12,697       45,600
      400   Strike @ $67.5 Exp 10/11 ......       54,797      124,000
            Progress Energy
      319   Strike @ $46 Exp 07/11 ........       27,636       55,825
      400   Strike @ $47 Exp 07/11 ........       18,344       41,000
       50   Strike @ $47 Exp 10/11 ........        5,149        7,000
            Public Service Enterprise Group
    1,100   Strike @ $35 Exp 09/11 ........       81,398       35,200
            Quanta Services
      379   Strike @ $21 Exp 05/11 ........       33,830       43,585
      721   Strike @ $22 Exp 05/11 ........       66,423       43,260
      200   Strike @ $22 Exp 08/11 ........       31,841       27,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 33

Aston Funds
ASTON/M.D. SASS ENHANCED EQUITY FUND                              APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

NUMBER OF                                       PREMIUM      MARKET
CONTRACTS   DESCRIPTION                        RECEIVED       VALUE
---------   -------------------------------   ----------   ----------
            Raytheon
       90   Strike @ $52.5 Exp 08/11 ......   $   17,368   $    5,040
      660   Strike @ $52.5 Exp 11/11 ......       81,169       77,880
            Shaw Group
      400   Strike @ $32 Exp 07/11 ........      113,192      300,000
            Staples
      250   Strike @ $24 Exp 09/11 ........       22,246        7,500
      825   Strike @ $22 Exp 12/11 ........       86,331      103,125
      825   Strike @ $23 Exp 12/11 ........       61,037       74,250
            SunTrust Banks
      332   Strike @ $31 Exp 07/11 ........       46,504       11,620
      168   Strike @ $35 Exp 07/11 ........        9,884          840
            Sysco
      450   Strike @ $29 Exp 08/11 ........       28,793       43,650
      850   Strike @ $29 Exp 11/11 ........       75,636      106,250
            Verizon Communications
      100   Strike @ $35 Exp 07/11 ........        8,099       30,500
       50   Strike @ $36 Exp 07/11 ........        2,849       10,900
            Visa, Class A
      346   Strike @ $75 Exp 06/11 ........       96,151      157,430
       54   Strike @ $80 Exp 06/11 ........        9,287        9,882
       50   Strike @ $80 Exp 09/11 ........       16,649       19,500
            Wells Fargo
      800   Strike @ $32 Exp 10/11 ........      149,786       69,600
            Xerox
      200   Strike @ $11 Exp 07/11 ........       13,397        2,600
    3,400   Strike @ $11 Exp 10/11 ........      173,347      139,400
                                              ----------   ----------
            TOTAL WRITTEN CALL OPTIONS ....   $3,481,155   $5,644,793
                                              ==========   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 34

Aston Funds
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND                        APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    5%
DOMESTIC EQUITIES                         68%
INTERNATIONAL EQUITIES                    21%
COMMODITIES                                6%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
EXCHANGE TRADED FUNDS - 94.90%
             COMMODITIES - 6.33%
     2,020   PowerShares DB Agriculture Fund * ...............   $        68,801
     2,350   PowerShares DB Commodity
                Index Tracking Fund * ........................            74,965
     1,010   PowerShares DB Silver Fund * ....................            85,234
                                                                 ---------------
                                                                         229,000
                                                                 ---------------
             DOMESTIC EQUITIES - 67.48%
     3,630   First Trust Consumer Discretionary
                AlphaDEX Fund ................................            79,751
     1,030   First Trust Dow Jones Internet
                Index Fund ...................................            38,831
     1,800   First Trust ISE-Revere Natural Gas
                Index Fund ...................................            42,354
     1,200   First Trust Large Cap Growth
                Alphadex Fund ................................            37,476
     1,290   First Trust Multi Cap Value
                AlphaDEX Fund ................................            40,635
     1,200   iShares Dow Jones U.S. Healthcare
                Providers Index Fund .........................            78,216
     1,050   iShares Russell 1000 Index Fund .................            79,853
       560   iShares Russell 1000 Value
                Index Fund ...................................            39,452
       850   iShares Russell 2000 Growth
                Index Fund ...................................            83,955
       980   iShares Russell 2000 Index
                Fund .........................................            84,643
     1,010   iShares Russell 2000 Value
                Index Fund ...................................            77,316
     1,290   iShares Russell MidCap Growth
                Index Fund ...................................            81,373
       730   iShares Russell MidCap Index
                Fund .........................................            81,935
     1,640   iShares Russell MidCap Value
                Index Fund ...................................            80,786
     1,190   iShares S&P 500 Value Index
                Fund .........................................            77,207
       720   iShares S&P MidCap 400 Growth
                Index Fund ...................................            82,066

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             DOMESTIC EQUITIES (CONTINUED)
       790   iShares S&P MidCap 400 Index
                Fund .........................................   $        80,098
     1,050   iShares S&P SmallCap 600 Growth
                Index Fund ...................................            86,279
     1,010   Market Vectors-Coal ETF .........................            51,530
       980   Market Vectors-Junior Gold
                Miners ETF ...................................            40,817
       660   ProShares Ultra S&P 500 .........................            37,237
       680   ProShares Ultra SmallCap 600 ....................            37,856
     1,800   Rydex S&P 500 Pure Growth ETF ...................            86,670
     3,510   Rydex S&P 500 Pure Value ETF ....................           113,303
     1,610   Rydex S&P Equal Weight ETF ......................            83,784
     1,240   Rydex S&P MidCap 400 Pure
                Growth ETF ...................................           110,794
     3,010   Rydex S&P MidCap 400 Pure
                Value ETF ....................................           109,534
     2,060   Rydex S&P SmallCap 600 Pure
                Growth ETF ...................................           111,750
     2,820   Rydex S&P SmallCap 600 Pure
                Value ETF ....................................           115,479
       490   SPDR S&P Metals & Mining ETF ....................            37,039
       970   SPDR S&P Oil & Gas Equipment
                & Services ETF ...............................            42,767
     1,330   SPDR S&P Oil & Gas Exploration
                & Production ETF .............................            84,748
       770   SPDR S&P Retail ETF .............................            41,018
     1,010   Vanguard MSCI Mid-Cap ETF .......................            83,557
                                                                 ---------------
                                                                       2,440,109
                                                                 ---------------
             INTERNATIONAL EQUITIES - 21.09%
     1,670   iShares FTSE China 25 Index Fund ................            75,501
     2,560   iShares MSCI Australia Index Fund ...............            72,371
       450   iShares MSCI Brazil Index Fund ..................            34,974
       810   iShares MSCI BRIC Index Fund ....................            40,800
       510   iShares MSCI Chile Investable
                Market Index Fund ............................            39,902
       800   iShares MSCI Spain Index Fund ...................            36,640
     2,250   iShares MSCI Sweden Index Fund ..................            80,347
     1,550   iShares MSCI Turkey Investable
                Market Index Fund ............................           109,523
     1,290   Market Vectors Indonesia
                Index ETF ....................................            40,970
     1,130   PowerShares Global Agriculture
                Portfolio ....................................            37,934
       760   PowerShares Global Gold and
                Precious Metals Portfolio ....................            38,688
     1,520   Vanguard Emerging Markets ETF ...................            76,882
     3,140   WisdomTree India Earnings Fund ..................            78,186
                                                                 ---------------
                                                                         762,718
                                                                 ---------------
             TOTAL EXCHANGE TRADED FUNDS
                (Cost $3,063,909) ............................         3,431,827
                                                                 ---------------
INVESTMENT COMPANY - 5.32%
   192,520   BlackRock Liquidity Funds
                TempCash Portfolio ...........................           192,520
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $192,520) ..............................           192,520
                                                                 ---------------
TOTAL INVESTMENTS - 100.22%
   (Cost $3,256,429)** .......................................         3,624,347
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.22)% ...................            (7,970)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     3,616,377
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 35

Aston Funds
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND                        APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - continued

*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $369,499
Gross unrealized depreciation ..     (1,581)
                                   --------
Net unrealized appreciation ....   $367,918
                                   ========

BRIC Brazil, Russia, India and China
DB   Deutsche Bank
ETF  Exchange-Traded Fund
FTSE Financial Times Stock Exchange
ISE  International Securities Exchange
MSCI Morgan Stanley Capital International
S&P  Standard & Poor
SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 36

Aston Funds
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND                       APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

LONG/SHORT STRATEGIES                     48%
HEDGED FIXED INCOME                       31%
HEDGED FUTURES/COMMODITIES                10%
ARBITRAGE                                  7%
CASH & NET OTHER ASSETS AND LIABILITIES    4%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
INVESTMENT COMPANIES - 98.15%
             ARBITRAGE - 6.90%
    16,027   Arbitrage Fund-I ................................   $       207,716
    79,363   Dunham Monthly Distribution
                Fund-N .......................................         2,986,430
   261,684   Merger Fund .....................................         4,252,363
                                                                 ---------------
                                                                       7,446,509
                                                                 ---------------
             HEDGED FIXED INCOME - 31.26%
   331,672   Driehaus Active Income Fund .....................         3,734,629
   152,885   Driehaus Select Credit Fund .....................         1,611,408
    11,435   Eaton Vance Global Macro
                Absolute Return Fund-I .......................           117,208
   356,261   John Hancock Funds II -
                Strategic Income Opportunities
                Fund .........................................         4,007,938
   262,907   Loomis Sayles Absolute Strategies
                Fund .........................................         2,684,276
   657,126   MainStay High Yield Opportunities
                Fund-I .......................................         7,964,367
   726,850   Metropolitan West High Yield Bond
                Fund-I .......................................         8,002,619
    44,600   ProShares UltraShort 20+ Year
                Treasury * ...................................         1,589,990
   291,278   Templeton Global Total Return
                Fund-AD ......................................         4,016,730
                                                                 ---------------
                                                                      33,729,165
                                                                 ---------------
             HEDGED FUTURES/COMMODITIES - 9.91%
   257,829   Altegris Managed Futures
                Strategy Fund-I ..............................         2,671,107
     1,053   ASG Diversifying Strategies
                Fund-Y .......................................            11,434
   231,538   ASG Managed Futures Strategy
                Fund-Y .......................................         2,674,270

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             HEDGED FUTURES/COMMODITIES (CONTINUED)
   263,532   Managers AMG FQ Global
                Alternative Fund-A * .........................   $     2,659,038
   249,959   MutualHedge Frontier Legends
                Fund-A .......................................         2,672,064
                                                                 ---------------
                                                                      10,687,913
                                                                 ---------------
             LONG/SHORT STRATEGIES - 48.42%
   279,238   FPA Crescent Fund-I .............................         8,016,936
   175,207   Needham Aggressive Growth Fund ..................         3,202,775
   210,227   Needham Small Cap Growth Fund ...................         3,220,676
   782,131   Robeco Boston Partners
                Long/Short Equity Fund-IS ....................        15,955,466
   189,914   Royce Global Select Fund-INV ....................         4,010,985
    80,161   Royce Select Fund I .............................         1,797,198
   622,738   The Weitz Funds - Partners III
                Opportunity Fund * ...........................         7,995,955
   583,885   Wasatch-1st Source
                Long/Short Fund ..............................         8,034,251
                                                                 ---------------
                                                                      52,234,242
                                                                 ---------------
             CASH EQUIVALENTS - 1.66%
 1,794,176   BlackRock Liquidity Funds
                TempCash Portfolio ...........................         1,794,176
                                                                 ---------------
             TOTAL INVESTMENT COMPANIES
                (Cost $102,130,053) ..........................       105,892,005
                                                                 ---------------
TOTAL INVESTMENTS - 98.15%
   (Cost $102,130,053)** .....................................       105,892,005
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 1.85% .....................         1,993,724
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   107,885,729
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $3,856,363
Gross unrealized depreciation ..      (94,411)
                                   ----------
Net unrealized appreciation ....   $3,761,952
                                   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 37

Aston Funds
ASTON/FORTIS REAL ESTATE FUND                                     APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

RETAIL                                    29%
RESIDENTIAL                               18%
OFFICE PROPERTIES                         15%
STORAGE                                    8%
DIVERSIFIED                                8%
HEALTH CARE                                8%
INDUSTRIAL                                 6%
HOTELS                                     4%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
FOREIGN COMMON STOCK                       1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 96.38%
             DIVERSIFIED - 7.89%
     7,767   American Assets Trust ...........................   $       171,495
    18,050   Digital Realty Trust ............................         1,089,137
    18,188   Liberty Property Trust ..........................           639,672
    13,929   Vornado Realty Trust ............................         1,346,656
                                                                 ---------------
                                                                       3,246,960
                                                                 ---------------
             HEALTH CARE - 7.54%
     7,536   HCP .............................................           298,576
     4,303   Health Care, REIT ...............................           231,372
    24,819   Nationwide Health Properties ....................         1,087,072
    26,607   Ventas ..........................................         1,488,130
                                                                 ---------------
                                                                       3,105,150
                                                                 ---------------
             HOTELS - 4.32%
   100,036   Host Hotels & Resorts ...........................         1,779,640
                                                                 ---------------
             INDUSTRIAL - 5.75%
    14,457   AMB Property ....................................           526,235
    13,277   EastGroup Properties ............................           611,539
    75,583   ProLogis ........................................         1,231,247
                                                                 ---------------
                                                                       2,369,021
                                                                 ---------------
             OFFICE PROPERTIES - 15.09%
    30,583   Boston Properties ...............................         3,196,841
    51,848   Brandywine Realty Trust .........................           658,469
    86,549   Douglas Emmett ..................................         1,801,085
     6,762   SL Green Realty .................................           558,068
                                                                 ---------------
                                                                       6,214,463
                                                                 ---------------
             RESIDENTIAL - 18.14%
    21,041   AvalonBay Communities ...........................         2,664,001
    15,932   Brookdale Senior Living * .......................           433,988
    40,122   Equity Residential ..............................         2,396,086
    14,595   Essex Property Trust ............................         1,977,331
                                                                 ---------------
                                                                       7,471,406
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             RETAIL - 29.40%
    22,817   Federal Realty Investment Trust .................   $     1,997,856
    64,578   Glimcher Realty Trust ...........................           616,720
    19,681   Regency Centers .................................           926,188
    45,642   Simon Property Group ............................         5,227,835
    24,708   Tanger Factory Outlet Centers ...................           682,682
    31,859   Taubman Centers .................................         1,852,601
    30,497   Weingarten Realty Investors .....................           805,426
                                                                 ---------------
                                                                      12,109,308
                                                                 ---------------
             STORAGE - 8.25%
    28,950   Public Storage ..................................         3,396,124
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $27,272,685) ...........................        39,692,072
                                                                 ---------------
FOREIGN COMMON STOCKS - 0.89%
             CANADA - 0.89%
     3,772   Boardwalk Real Estate
                Investment Trust .............................           192,158
     4,860   Canadian Real Estate
                Investment Trust .............................           172,076
                                                                 ---------------
             TOTAL FOREIGN COMMON STOCKS
                (Cost $282,406) ..............................           364,234
                                                                 ---------------
INVESTMENT COMPANY - 2.87%
 1,183,182   BlackRock Liquidity Funds
                TempCash Portfolio ...........................         1,183,182
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $1,183,182) ............................         1,183,182
                                                                 ---------------
TOTAL INVESTMENTS - 100.14%
   (Cost $28,738,273)** ......................................        41,239,488
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.14)% ...................           (55,906)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    41,183,582
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $12,501,215
Gross unrealized depreciation ..            --
                                   -----------
Net unrealized appreciation ....   $12,501,215
                                   ===========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 38

Aston Funds
ASTON/MONTAG & CALDWELL BALANCED FUND                             APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

COMMON STOCKS                            62%
CORPORATE NOTES AND BONDS                22%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS   11%
CASH & NET OTHER ASSETS AND LIABILITIES   4%
ASSET-BACKED SECURITY                     1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
COMMON STOCKS - 61.93%
             CONSUMER DISCRETIONARY - 11.32%
     4,200   Bed Bath & Beyond * .............................   $       235,703
     2,700   Coach ...........................................           161,486
     9,650   McDonald's ......................................           755,691
     7,700   NIKE, Class B ...................................           633,863
     6,700   Omnicom Group ...................................           329,573
    10,700   TJX .............................................           573,734
    17,450   Walt Disney .....................................           752,095
                                                                 ---------------
                                                                       3,442,145
                                                                 ---------------
             CONSUMER STAPLES - 12.58%
    14,400   Coca-Cola .......................................           971,424
     2,400   Colgate-Palmolive ...............................           202,440
     8,400   Costco Wholesale ................................           679,728
    16,500   Kraft Foods, Class A ............................           554,070
    10,770   PepsiCo .........................................           741,945
    10,450   Procter & Gamble ................................           678,205
                                                                 ---------------
                                                                       3,827,812
                                                                 ---------------
             ENERGY - 8.63%
     4,800   Apache ..........................................           640,176
     6,850   Cameron International * .........................           361,132
     7,400   Halliburton .....................................           373,552
     5,550   Occidental Petroleum ............................           634,310
     6,850   Schlumberger ....................................           614,788
                                                                 ---------------
                                                                       2,623,958
                                                                 ---------------
             FINANCIALS - 1.83%
    12,200   JPMorgan Chase ..................................           556,686
                                                                 ---------------
             HEALTH CARE - 6.23%
    11,750   Abbott Laboratories .............................           611,470
     7,950   Allergan ........................................           632,502
    11,050   Stryker .........................................           651,950
                                                                 ---------------
                                                                       1,895,922
                                                                 ---------------

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                       ---------------
             INDUSTRIALS - 6.84%
     6,250   Emerson Electric ................................   $       379,750
     7,900   Fluor ...........................................           552,526
    13,700   General Electric ................................           280,165
    11,600   United Parcel Service, Class B ..................           869,652
                                                                 ---------------
                                                                       2,082,093
                                                                 ---------------
             INFORMATION TECHNOLOGY - 14.50%
    14,300   Accenture, Class A ..............................           816,959
     2,460   Apple * .........................................           856,646
     4,900   Broadcom, Class A * .............................           172,382
     1,530   Google, Class A * ...............................           832,473
    22,100   Oracle ..........................................           796,705
    16,450   QUALCOMM ........................................           935,018
                                                                 ---------------
                                                                       4,410,183
                                                                 ---------------
             TOTAL COMMON STOCKS
                (Cost $14,977,621) ..........................        18,838,799
                                                                 ---------------

 PAR VALUE
----------
CORPORATE NOTES AND BONDS - 22.08%
             CONSUMER STAPLES - 3.98%
$  325,000   Coca-Cola
                Senior Unsecured Notes
                5.350%, 11/15/17 .............................           373,181
   400,000   PepsiCo
                Senior Unsecured Notes
                5.000%, 06/01/18 .............................           442,183
   375,000   Wal-Mart Stores
                Senior Unsecured Notes
                3.200%, 05/15/14 .............................           396,504
                                                                 ---------------
                                                                       1,211,868
                                                                 ---------------
             ENERGY - 1.25%
   350,000   ConocoPhillips
                4.750%, 02/01/14 .............................           381,474
                                                                 ---------------
             FINANCIALS - 5.24%
   300,000   General Electric Capital
                Senior Unsecured Notes,
                MTN, Series A
                5.875%, 02/15/12 .............................           312,790
   400,000   JPMorgan Chase
                Senior Unsecured Notes
                4.750%, 05/01/13 .............................           426,579
   400,000   U.S. Bancorp
                Senior Unsecured Notes
                4.200%, 05/15/14 .............................           429,113
   400,000   Wells Fargo
                Senior Unsecured Notes,
                MTN, Series 1
                3.750%, 10/01/14 .............................           423,822
                                                                 ---------------
                                                                       1,592,304
                                                                 ---------------
             HEALTH CARE - 4.95%
   350,000   Abbott Laboratories
                Senior Unsecured Notes
                4.350%, 03/15/14 .............................           379,308
   350,000   Johnson & Johnson
                Senior Unsecured Notes
                5.950%, 08/15/37 .............................           398,586

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 39

Aston Funds
ASTON/MONTAG & CALDWELL BALANCED FUND                             APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - continued

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
             HEALTH CARE (CONTINUED)
$  400,000   Medtronic
                Senior Unsecured Notes
                3.000%, 03/15/15 .............................   $       416,008
   300,000   Pfizer
                Senior Unsecured Notes
                4.450%, 03/15/12 .............................           310,419
                                                                 ---------------
                                                                       1,504,321
                                                                 ---------------
             INFORMATION TECHNOLOGY - 4.14%
   400,000   Cisco Systems
                Senior Unsecured Notes
                5.500%, 02/22/16 .............................           455,791
   400,000   Hewlett-Packard
                Senior Unsecured Notes
                4.500%, 03/01/13 .............................           426,750
   350,000   Oracle
                Senior Unsecured Notes
                4.950%, 04/15/13 .............................           377,722
                                                                 ---------------
                                                                       1,260,263
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 2.52%
   350,000   AT&T
                Senior Unsecured Notes
                4.950%, 01/15/13 .............................           372,909
   350,000   Verizon Communications
                Senior Unsecured Notes
                5.550%, 02/15/16 .............................           393,521
                                                                 ---------------
                                                                         766,430
                                                                 ---------------
             TOTAL CORPORATE NOTES AND BONDS
                (Cost $6,436,762) ............................         6,716,660
                                                                 ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.58%
             FANNIE MAE - 0.33%
    29,092   7.500%, 02/01/35,
                Pool # 787557 ................................            33,775
    10,098   7.500%, 04/01/35,
                Pool # 819231 ................................            11,724
    48,829   6.000%, 11/01/35,
                Pool # 844078 ................................            53,697
                                                                 ---------------
                                                                          99,196
                                                                 ---------------
             FREDDIE MAC - 0.62%
   150,000   4.500%, 01/15/13 ................................           160,031
    27,463   5.500%, 12/01/20,
                Gold Pool # G11820 ...........................            29,799
                                                                 ---------------
                                                                         189,830
                                                                 ---------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.18%
    50,729   5.500%, 02/15/39,
                Pool # 698060 ................................            55,324
                                                                 ---------------
             U.S. TREASURY BONDS - 2.06%
   175,000   8.000%, 11/15/21 ................................           246,777
   325,000   5.375%, 02/15/31 ................................           378,320
                                                                 ---------------
                                                                         625,097
                                                                 ---------------

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
             U.S. TREASURY NOTES - 8.39%
$  450,000   1.375%, 05/15/12 ................................   $       455,168
   325,000   4.000%, 02/15/15 ................................           356,358
   425,000   4.500%, 02/15/16 ................................           477,129
   400,000   2.625%, 04/30/16 ................................           412,688
   350,000   4.625%, 02/15/17 ................................           394,981
   450,000   3.125%, 05/15/19 ................................           456,575
                                                                 ---------------
                                                                       2,552,899
                                                                 ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $3,394,741) ............................         3,522,346
                                                                 ---------------
ASSET-BACKED SECURITY - 0.04%
    12,952   Ford Credit Auto Owner Trust
                Series 2008-B, Class A3A
                4.280%, 05/15/12 .............................            12,989
                                                                 ---------------
             TOTAL ASSET-BACKED SECURITY
                (Cost $13,245) ...............................            12,989
                                                                 ---------------

  SHARES
----------
INVESTMENT COMPANY - 2.94%
   895,740   BlackRock Liquidity Funds
                TempCash Portfolio ...........................           895,740
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $895,740) ..............................           895,740
                                                                 ---------------
TOTAL INVESTMENTS - 98.57%
   (Cost $25,718,109)** ......................................        29,986,534
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 1.43% .....................           434,834
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    30,421,368
                                                                 ===============

----------
*    Non-income producing security.

** At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $4,290,371
Gross unrealized depreciation ..      (21,946)
                                   ----------
Net unrealized appreciation ....   $4,268,425
                                   ==========

MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks .............................    63%
Investment Company ........................     3%
U.S. Government Obligations ...............    11%
U.S. Government Agency Obligations ........     1%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ....................................     1%
   Aa .....................................     8%
   A ......................................    13%
                                              ---
                                              100%
                                              ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 40

Aston Funds
ASTON/TCH FIXED INCOME FUND                                       APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

ASSET-BACKED SECURITIES                    2%
FOREIGN GOVERNMENT BONDS                   1%
CORPORATE NOTES AND BONDS                 60%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    29%
CASH & NET OTHER ASSETS AND LIABILITIES    6%
COMMERCIAL MORTGAGE-BACKED SECURITIES      2%

% OF TOTAL NET ASSETS

                                                                     MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
CORPORATE NOTES AND BONDS - 59.88%
             CONSUMER DISCRETIONARY - 6.46%
             JC Penney
                Senior Unsecured Notes
$  300,000      6.375%, 10/15/36 .............................   $       271,500
   250,000      7.400%, 04/01/37 .............................           239,375
 1,000,000   Limited Brands
                Senior Unsecured Notes
                7.600%, 07/15/37 .............................           992,500
             Macy's Retail Holdings
   100,000      8.375%, 07/15/15 (a) .........................           117,250
   500,000      6.375%, 03/15/37 .............................           502,500
   250,000   Mattel
                Senior Unsecured Notes
                6.200%, 10/01/40 .............................           250,488
   250,000   Staples
                9.750%, 01/15/14 .............................           300,855
   450,000   Whirlpool, MTN
                Unsecured Notes
                8.600%, 05/01/14 .............................           526,167
             Wyndham Worldwide
                Senior Unsecured Notes
   250,000      6.000%, 12/01/16 .............................           268,038
   250,000      7.375%, 03/01/20 .............................           277,508
                                                                 ---------------
                                                                       3,746,181
                                                                 ---------------
             CONSUMER STAPLES - 3.69%
             Altria Group
   500,000      8.500%, 11/10/13 .............................           584,333
   200,000      10.200%, 02/06/39 ............................           293,995
   250,000   Corn Products International
                Senior Unsecured Notes
                6.625%, 04/15/37 .............................           272,681
   250,000   Kraft Foods
                Senior Unsecured Notes
                7.000%, 08/11/37 .............................           293,389
   150,000   PepsiCo
                Senior Unsecured Notes
                7.900%, 11/01/18 .............................           191,982

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
             CONSUMER STAPLES (CONTINUED)
$  250,000   Ralcorp Holdings
                6.625%, 08/15/39 .............................   $       269,505
   200,000   Reynolds American
                7.750%, 06/01/18 .............................           237,542
                                                                 ---------------
                                                                       2,143,427
                                                                 ---------------
             ENERGY - 8.61%
   250,000   Anadarko Petroleum
                Senior Unsecured Notes
                6.450%, 09/15/36 .............................           258,729
   250,000   Chesapeake Energy
                6.625%, 08/15/20 .............................           270,625
   500,000   Ecopetrol SA
                Senior Unsecured Notes
                7.625%, 07/23/19 .............................           590,000
   250,000   El Paso Pipeline Partners Operating
                7.500%, 11/15/40 .............................           292,892
   250,000   Energy Transfer Partners
                Senior Unsecured Notes
                9.000%, 04/15/19 .............................           319,602
   400,000   Hess
                Senior Unsecured Notes
                8.125%, 02/15/19 .............................           507,357
   400,000   Kinder Morgan Energy Partners
                Senior Unsecured Notes
                9.000%, 02/01/19 .............................           515,248
   450,000   Nabors Industries
                9.250%, 01/15/19 .............................           579,423
   250,000   Pride International
                Senior Unsecured Notes
                6.875%, 08/15/20 .............................           289,734
   250,000   Rockies Express Pipeline
                Senior Unsecured Notes
                6.875%, 04/15/40 (c) .........................           258,649
   250,000   Rowan
                Senior Unsecured Notes
                5.000%, 09/01/17 .............................           265,869
   250,000   Valero Energy
                9.375%, 03/15/19 .............................           325,427
   400,000   Weatherford International
                9.625%, 03/01/19 .............................           519,808
                                                                 ---------------
                                                                       4,993,363
                                                                 ---------------
             FINANCIALS - 17.28%
   250,000   AFLAC
                Senior Unsecured Notes
                8.500%, 05/15/19 .............................           306,522
   450,000   American Financial Group
                Senior Unsecured Notes
                9.875%, 06/15/19 .............................           559,685
   500,000   Barclays Bank
                Senior Unsecured Notes
                1.343%, 01/13/14 (b) .........................           504,940
   500,000   Bear Stearns, MTN
                Senior Unsecured Notes
                0.674%, 11/21/16 (b) .........................           484,093
             Berkshire Hathaway Finance
   100,000      0.428%, 01/13/12 (b) .........................           100,110
                Senior Unsecured Notes
   250,000      0.742%, 02/11/13 (b) .........................           251,409
   150,000   Blackstone Holdings Finance
                6.625%, 08/15/19 (c) (d) .....................           160,419
   250,000   Bunge Ltd Finance
                8.500%, 06/15/19 .............................           304,530

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 41

Aston Funds
ASTON/TCH FIXED INCOME FUND                                       APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
             FINANCIALS (CONTINUED)
$1,500,000   Citigroup
                Senior Subordinated Notes
                0.862%, 08/25/36 (b) .........................   $     1,176,636
   125,000   Daimler Finance North America
                5.750%, 09/08/11 .............................           127,252
   250,000   Discover Bank
                Subordinated Notes
                7.000%, 04/15/20 .............................           281,799
   800,000   Goldman Sachs Capital I
                6.345%, 02/15/34 .............................           791,356
   450,000   Harley-Davidson Funding
                5.750%, 12/15/14 (c) .........................           488,130
   250,000   IPIC GMTN
                5.000%, 11/15/20 (c) .........................           249,999
   500,000   Jefferies Group
                Senior Unsecured Notes
                8.500%, 07/15/19 .............................           600,960
   300,000   Marsh & McLennan
                Senior Unsecured Notes
                9.250%, 04/15/19 .............................           386,410
   750,000   Merrill Lynch, MTN
                6.875%, 04/25/18 .............................           852,735
 1,000,000   NB Capital Trust II
                7.830%, 12/15/26 .............................         1,029,250
   500,000   Sinochem Overseas Capital
                6.300%, 11/12/40 (c) .........................           489,759
 1,000,000   SLM, MTN
                Senior Unsecured Notes
                5.625%, 08/01/33 .............................           878,470
                                                                 ---------------
                                                                      10,024,464
                                                                 ---------------
             HEALTH CARE - 5.73%
   300,000   Boston Scientific
                Senior Unsecured Notes
                7.000%, 11/15/35 .............................           323,876
             Davita
   125,000      6.375%, 11/01/18 .............................           128,281
   125,000      6.625%, 11/01/20 .............................           128,906
   250,000   Endo Pharmaceuticals Holdings
                7.000%, 12/15/20 (c) .........................           257,500
   200,000   Hospira
                Senior Unsecured Notes, GMTN
                6.400%, 05/15/15 .............................           226,404
   250,000   Humana
                Senior Unsecured Notes
                8.150%, 06/15/38 .............................           297,329
   500,000   Lorillard Tobacco
                8.125%, 05/01/40 .............................           561,621
   750,000   McKesson
                Senior Unsecured Notes
                7.500%, 02/15/19 .............................           919,177
   450,000   WellPoint
                Senior Unsecured Notes
                6.800%, 08/01/12 .............................           481,789
                                                                 ---------------
                                                                       3,324,883
                                                                 ---------------
             INDUSTRIALS - 2.00%
   250,000   Ball
                6.625%, 03/15/18 .............................           258,750
   250,000   Caterpillar
                Senior Unsecured Notes
                7.000%, 12/15/13 .............................           286,467

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
             INDUSTRIALS (CONTINUED)
$  250,000   FedEx
                Senior Notes
                8.000%, 01/15/19 .............................   $       312,952
   250,000   Waste Management
                7.375%, 03/11/19 .............................           303,272
                                                                 ---------------
                                                                       1,161,441
                                                                 ---------------
             INFORMATION TECHNOLOGY - 2.66%
   500,000   Hewlett-Packard
                Senior Unsecured Notes
                0.435%, 09/13/12 (b) .........................           501,062
   250,000   KLA Instruments
                Senior Unsecured Notes
                6.900%, 05/01/18 .............................           283,428
   200,000   Motorola
                Senior Unsecured Notes
                6.625%, 11/15/37 .............................           219,287
   500,000   Telecom Italia Capital SA
                7.721%, 06/04/38 .............................           541,471
                                                                 ---------------
                                                                       1,545,248
                                                                 ---------------
             MATERIALS - 5.39%
   400,000   ArcelorMittal
                Senior Unsecured Notes
                7.000%, 10/15/39 .............................           420,346
   700,000   Bemis
                Senior Unsecured Notes
                6.800%, 08/01/19 .............................           808,998
   250,000   Dow Chemical (The)
                Senior Unsecured Notes
                8.550%, 05/15/19 .............................           321,209
   250,000   Hyundai Steel
                Senior Unsecured Notes
                4.625%, 04/21/16 (c) .........................           255,209
   500,000   International Paper
                Senior Unsecured Notes
                8.700%, 06/15/38 .............................           652,989
   550,000   Rio Tinto Finance
                8.950%, 05/01/14 .............................           666,458
                                                                 ---------------
                                                                       3,125,209
                                                                 ---------------
             TELECOMMUNICATION SERVICES - 3.56%
   250,000   CBS
                8.875%, 05/15/19 .............................           318,854
   400,000   Expedia
                5.950%, 08/15/20 .............................           396,000
   350,000   Frontier Communications
                Senior Unsecured Notes
                9.000%, 08/15/31 .............................           362,250
   173,000   Telus
                Senior Unsecured Notes
                8.000%, 06/01/11 .............................           174,008
   450,000   Time Warner Cable
                8.250%, 02/14/14 .............................           526,338
   250,000   Viacom
                Senior Unsecured Notes
                6.125%, 10/05/17 .............................           285,809
                                                                 ---------------
                                                                       2,063,259
                                                                 ---------------
             UTILITIES - 4.50%
   200,000   Allegheny Energy Supply
                Senior Unsecured Notes
                6.750%, 10/15/39 (c) .........................           197,969

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 42

Aston Funds
ASTON/TCH FIXED INCOME FUND                                       APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
             UTILITIES (CONTINUED)
$  500,000   Dubai Electricity & Water Authority
                Senior Unsecured Notes
                8.500%, 04/22/15 (c) .........................   $       548,426
   450,000   FPL Group Capital
                7.875%, 12/15/15 .............................           539,444
   250,000   Oncor Electric Delivery
                7.500%, 09/01/38 .............................           309,046
   150,000   Pacific Gas & Electric
                Senior Unsecured Notes
                8.250%, 10/15/18 .............................           192,567
   450,000   Sempra Energy
                Senior Unsecured Notes
                9.800%, 02/15/19 .............................           602,836
   150,000   Virginia Electric and Power
                Senior Unsecured Notes
                8.875%, 11/15/38 .............................           221,917
                                                                 ---------------
                                                                       2,612,205
                                                                 ---------------
             TOTAL CORPORATE NOTES AND BONDS
                (Cost $31,150,530) ...........................        34,739,680
                                                                 ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.31%
             FANNIE MAE - 10.59%
   424,435   6.000%, 11/01/17,
                Pool # 662854 ................................           464,365
   209,764   6.000%, 04/01/18,
                Pool # 725175 ................................           229,236
   376,046   5.500%, 11/01/18,
                Pool # 748886 ................................           408,842
   189,315   4.500%, 06/01/19,
                Pool # 747860 ................................           201,638
   753,127   6.000%, 01/01/21,
                Pool # 850787 ................................           824,687
   386,080   6.000%, 09/01/32,
                Pool # 847899 ................................           427,106
   161,842   6.000%, 02/01/34,
                Pool # 771952 ................................           178,736
   185,562   7.500%, 02/01/35,
                Pool # 787557 ................................           215,435
    64,392   7.500%, 04/01/35,
                Pool # 819231 ................................            74,758
   274,456   6.000%, 11/01/35,
                Pool # 844078 ................................           301,819
   443,922   5.000%, 05/01/36,
                Pool # 745581 ................................           470,945
   287,398   6.000%, 12/01/36,
                Pool # 888029 ................................           315,422
   364,404   5.500%, 06/01/37,
                Pool # 918778 ................................           393,034
   354,619   6.500%, 10/01/37,
                Pool # 888890 ................................           399,670
 1,146,713   5.500%, 03/01/38,
                Pool # 962344 ................................         1,236,090
                                                                 ---------------
                                                                       6,141,783
                                                                 ---------------
             FREDDIE MAC - 9.48%
   250,000   4.000%, 04/05/20, ...............................           248,594
   845,370   5.500%, 11/01/20,
                Gold Pool # G18083 ...........................           917,281
   154,425   5.500%, 12/01/20,
                Gold Pool # G11820 ...........................           167,561
   165,053   6.000%, 10/01/35,
                Gold Pool # A47772 ...........................           181,354

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
             FREDDIE MAC (CONTINUED)
$  407,271   5.500%, 05/01/37,
                Gold Pool # A60048 ...........................   $       438,569
   834,605   5.500%, 09/01/37,
                Gold Pool # G03202 ...........................           898,743
 1,067,989   5.000%, 02/01/38,
                Gold Pool # A73409 ...........................         1,127,660
 1,434,924   5.000%, 04/01/38,
                Gold Pool # G04334 ...........................         1,519,133
                                                                 ---------------
                                                                       5,498,895
                                                                 ---------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.75%
   447,276   5.000%, 05/01/37,
                Pool # 782156 ................................           480,158
 1,009,972   5.000%, 08/20/37,
                Pool # 4015 ..................................         1,084,390
   754,516   6.000%, 07/20/38,
                Pool # 4195 ..................................           831,442
   324,043   6.000%, 01/15/39,
                Pool # 698036 ................................           358,610
                                                                 ---------------
                                                                       2,754,600
                                                                 ---------------
             U.S. TREASURY BILLS - 2.58%
   500,000   0.050%, 05/19/11 ................................           499,989
 1,000,000   0.050%, 07/14/11 ................................           999,949
                                                                 ---------------
                                                                       1,499,938
                                                                 ---------------
             U.S. TREASURY INFLATION INDEX BOND - 1.91%
 1,055,870   1.750%, 01/15/28 ................................         1,108,168
                                                                 ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $15,809,660) ...........................        17,003,384
                                                                 ---------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.16%
   275,000   Bear Stearns Commercial
                Mortgage Securities
                Series 2007-T28, Class A4
                5.742%, 09/11/42 (d) .........................           307,680
    46,673   CS First Boston Mortgage Securities
                Series 2005-C5, Class A2
                5.100%, 08/15/38 (d) .........................            47,666
   898,263   JPMorgan Chase Commercial
                Mortgage Securities
                Series 2005-CB13, Class A2
                5.247%, 01/12/43 .............................           897,699
                                                                 ---------------
             TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                (Cost $1,077,805) ............................         1,253,045
                                                                 ---------------
ASSET-BACKED SECURITIES - 2.09%
   260,000   Ford Credit Auto Owner Trust
                Series 2008-B, Class A4A
                4.950%, 03/15/13 .............................           266,133
   405,643   Honda Auto Receivables Owner Trust
                Series 2008-1, Class A4
                4.880%, 09/18/14 .............................           411,196
   264,010   Nissan Auto Receivables Owner Trust
                Series 2009-1, Class A3
                5.000%, 09/15/14 .............................           270,031
   261,858   USAA Auto Owner Trust
                Series 2008-1, Class A4
                4.500%, 10/15/13 .............................           266,174
                                                                 ---------------
             TOTAL ASSET-BACKED SECURITIES
                (Cost $1,215,673) ............................         1,213,534
                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 43

Aston Funds
ASTON/TCH FIXED INCOME FUND                                       APRIL 30, 2011
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                       ---------------
FOREIGN GOVERNMENT BONDS - 0.72%
$  250,000   Croatia Government International Bond
                6.375%, 03/24/21 (c) .........................   $       254,751
   150,000   State of Qatar
                Senior Notes
                6.400%, 01/20/40 (c) .........................           161,625
                                                                 ---------------
             TOTAL FOREIGN GOVERNMENT BONDS
                (Cost $393,932) ..............................           416,376
                                                                 ---------------

 SHARES
----------
INVESTMENT COMPANY - 4.34%
 2,516,660   BlackRock Liquidity Funds
                TempCash Portfolio ...........................         2,516,660
                                                                 ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $2,516,660) ............................         2,516,660
                                                                 ---------------
TOTAL INVESTMENTS - 98.50%
   (Cost $52,164,260)* .......................................        57,142,679
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 1.50% .....................           867,855
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    58,010,534
                                                                 ===============

----------
* At April 30, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....   $5,432,028
Gross unrealized depreciation .....     (453,609)
                                      ----------
Net unrealized appreciation .......   $4,978,419
                                      ==========

(a) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following peri-ods until maturity. The coupon rate was 8.375% until April 17, 2009, 8.875% until May 15, 2010, 8.625% until May 18, 2010 and will be 8.375% untill maturity.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2011.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are pur-chased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2011, these securities amounted to $3,322,436 or 5.73% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

GMTN   Global Medium Term Note
MTN    Medium Term Note
S&P    Standard & Poor

PORTFOLIO COMPOSITION
Investment Company ..............................     5%
U.S. Government Obligations .....................     5%
U.S. Government Agency Obligations ..............    25%
Corporate Notes and Bonds (Moody's Ratings(d))
   Aaa ..........................................     4%
   Aa ...........................................     3%
   A ............................................     7%
   Baa ..........................................    37%
   Ba ...........................................    13%
   B ............................................     1%
                                                    ---
                                                    100%
                                                    ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 44

                       This page intentionally left blank.

Aston Funds
                                                                  APRIL 30, 2011
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                                   MONTAG & CALDWELL   VEREDUS SELECT
                                                                                      GROWTH FUND        GROWTH FUND
                                                                                   -----------------   --------------
ASSETS:
Investments:
      Investments at cost ......................................................     $2,727,177,838     $ 109,715,591
      Net unrealized appreciation ..............................................        623,074,794         9,986,507
                                                                                     --------------     -------------
         Total investments at value ............................................      3,350,252,632       119,702,098
Receivables:
      Dividends and interest ...................................................          4,440,635            30,760
      Dividend reclaims ........................................................                 --                --
      Fund shares sold .........................................................          7,489,282            99,901
      Investments sold .........................................................         38,215,474         5,242,855
      Due from Adviser, net (Note G) ...........................................                 --                --
Other assets ...................................................................             75,064             2,674
                                                                                     --------------     -------------
         Total assets ..........................................................      3,400,473,087       125,078,288
                                                                                     --------------     -------------
LIABILITIES:
Payables:
      Dividend distribution ....................................................                 --                --
      Investments purchased ....................................................         15,722,668         8,193,174
      Fund shares redeemed .....................................................         12,294,486           153,365
      Due to Adviser, net (Note G) .............................................          1,757,790            75,785
      Administration fees (Note G) .............................................            155,244             5,816
      Distribution fees (Note G) ...............................................            121,848             3,400
      Audit and tax fees .......................................................             13,897            10,513
      Custodian fees ...........................................................             25,509             1,182
      Transfer agent fees ......................................................            275,642             8,179
      Registration fees ........................................................              6,146             8,452
      Trustees fees and related expenses (Note G) ..............................              8,019               158
      Accrued expenses and other payables ......................................            245,060            10,617
                                                                                     --------------     -------------
         Total liabilities .....................................................         30,626,309         8,470,641
                                                                                     --------------     -------------
NET ASSETS .....................................................................     $3,369,846,778     $ 116,607,647
                                                                                     ==============     =============
NET ASSETS CONSIST OF:
   Paid in capital .............................................................     $2,610,435,308     $ 110,843,455
   Accumulated undistributed (distribution in excess of) net investment
      income (loss) ............................................................          5,376,609           132,748
   Accumulated net realized gain (loss) on investments and purchased options ...        130,960,067        (4,355,063)
   Net unrealized appreciation on investments and purchased options ............        623,074,794         9,986,507
                                                                                     --------------     -------------
TOTAL NET ASSETS ...............................................................     $3,369,846,778     $ 116,607,647
                                                                                     ==============     =============
CLASS N:
   Net Assets ..................................................................     $1,623,987,252     $  45,274,616
   Shares of beneficial interest outstanding (unlimited authorization) .........         63,157,313         3,395,657
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .......................................     $        25.71     $       13.33
                                                                                     ==============     =============
CLASS I:
   Net Assets ..................................................................     $1,737,589,168     $  71,333,031
   Shares of beneficial interest outstanding (unlimited authorization) .........         67,280,438         5,285,682
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .......................................     $        25.83     $       13.50
                                                                                     ==============     =============
CLASS R:
   Net Assets ..................................................................     $    8,270,358     $          --
   Shares of beneficial interest outstanding (unlimited authorization) .........            324,891                --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .......................................     $        25.46     $          --
                                                                                     ==============     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 46

Aston Funds

    TAMRO        HERNDON                      RIVER ROAD     MONTAG & CALDWELL     FAIRPOINTE      CARDINAL
 DIVERSIFIED    LARGE CAP        VALUE       DIVIDEND ALL         MID CAP            MID-CAP        MID CAP
 EQUITY FUND   VALUE FUND        FUND       CAP VALUE FUND      GROWTH FUND           FUND        VALUE FUND
------------   -----------   ------------   --------------   -----------------   --------------   ----------


$ 19,617,575   $10,753,160   $ 21,299,354    $385,813,614        $3,409,957      $2,417,809,820   $1,379,161
   4,099,827     1,093,422      3,124,985      65,825,527         1,340,557         695,752,846      404,704
------------   -----------   ------------    ------------        ----------      --------------   ----------
  23,717,402    11,846,582     24,424,339     451,639,141         4,750,514       3,113,562,666    1,783,865

       7,699         8,066         49,862         990,367             1,037           1,531,591        1,240
          --            --          1,827           1,182                --                  --           --
      45,553        10,000         25,849       1,147,470                34           9,568,654          686
     305,805            --         68,736              --            69,773              48,261       14,300
          --         2,990            488              --             2,334                  --        4,790
         983        28,770          5,688          22,753               102             254,050           34
------------   -----------   ------------    ------------        ----------      --------------   ----------
  24,077,442    11,896,408     24,576,789     453,800,913         4,823,794       3,124,965,222    1,804,915
------------   -----------   ------------    ------------        ----------      --------------   ----------


          --            --             --         140,856                --                  --           --
     313,936            --        102,334       9,797,218            95,061          21,263,876       17,648
      19,389            --          7,817         806,089                --           9,358,838           --
       8,828            --             --         245,251                --           1,778,685           --
       1,512           948          3,512          19,197               833             133,305          663
       1,745           839          1,806          14,284               349             140,734          131
      10,481        10,566         11,548          11,260            10,607              14,264       10,607
       1,233           626          5,888           2,144               290              10,697          349
       3,598         4,015          6,354           3,689             2,718              50,402        2,737
       4,772            --          7,994              --             4,230              15,442        4,726
          --            58            567              --                --                  --            2
       2,221         1,059         14,283          14,089             1,497             105,302        1,452
------------   -----------   ------------    ------------        ----------      --------------   ----------
     367,715        18,111        162,103      11,054,077           115,585          32,871,545       38,315
------------   -----------   ------------    ------------        ----------      --------------   ----------
$ 23,709,727   $11,878,297   $ 24,414,686    $442,746,836        $4,708,209      $3,092,093,677   $1,766,600
============   ===========   ============    ============        ==========      ==============   ==========

$ 18,657,178   $10,463,041   $ 25,243,354    $368,707,758        $3,818,597      $2,370,626,433   $1,585,929

     (17,429)        9,359        (43,772)        329,658           (18,550)           (254,281)        (754)
     970,151       312,475     (3,909,881)      7,883,893          (432,395)         25,968,679     (223,279)
   4,099,827     1,093,422      3,124,985      65,825,527         1,340,557         695,752,846      404,704
------------   -----------   ------------    ------------        ----------      --------------   ----------
$ 23,709,727   $11,878,297   $ 24,414,686    $442,746,836        $4,708,209      $3,092,093,677   $1,766,600
============   ===========   ============    ============        ==========      ==============   ==========

$ 23,709,727   $11,350,035   $ 24,282,675    $192,251,318        $4,708,209      $1,861,338,600   $1,766,600
   1,716,878       935,775      2,282,635      16,969,113           451,173          54,271,204      171,756

$      13.81   $     12.13   $      10.64    $      11.33        $    10.44      $        34.30   $    10.29
============   ===========   ============    ============        ==========      ==============   ==========

$         --   $   528,262   $    132,011    $250,495,518        $       --      $1,230,755,077   $       --
          --        43,554         12,404      22,121,515                --          35,400,744           --

$         --   $     12.13   $      10.64    $      11.32        $       --      $        34.77   $       --
============   ===========   ============    ============        ==========      ==============   ==========

$         --   $        --   $         --    $        --         $       --      $           --   $       --
          --            --             --             --                 --                  --           --

$         --   $        --   $         --    $        --         $       --      $           --   $       --
============   ===========   ============    ============        ==========      ==============   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 47

Aston Funds
                                                                  APRIL 30, 2011
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                                              VEREDUS       CROSSWIND
                                                                                             AGGRESSIVE     SMALL CAP
                                                                                            GROWTH FUND    GROWTH FUND
                                                                                            -----------    -----------
ASSETS:
Investments:
      Investments at cost ...............................................................   $ 45,296,265    $1,746,893
      Net unrealized appreciation .......................................................     11,644,910       158,726
                                                                                            ------------    ----------
         Total investments at value .....................................................     56,941,175     1,905,619
Receivables:
      Dividends and interest ............................................................          8,093             8
      Dividend reclaims .................................................................             --            --
      Fund shares sold ..................................................................         38,874         2,500
      Investments sold ..................................................................      1,136,472        40,657
      Due from Adviser, net (Note G) ....................................................             --         9,932
Deferred offering costs (Note B-11) .....................................................             --        29,936
Other assets ............................................................................          1,321           326
                                                                                            ------------    ----------
         Total assets ...................................................................     58,125,935     1,988,978
                                                                                            ------------    ----------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts ......................             --            --
Payables:
      Investments purchased .............................................................        556,889       156,280
      Fund shares redeemed ..............................................................         27,709            --
      Due to Adviser, net (Note G) ......................................................         40,036            --
      Administration fees (Note G) ......................................................          3,297         1,081
      Distribution fees (Note G) ........................................................          2,717           128
      Audit and tax fees ................................................................         11,737         8,970
      Custodian fees ....................................................................            951            --
      Transfer agent fees ...............................................................         13,426         2,925
      Registration fees .................................................................          9,718         6,542
      Trustees fees and related expenses (Note G) .......................................            169             2
      Deferred organization cost ........................................................             --        55,023
      Accrued expenses and other payables ...............................................          6,363           811
                                                                                            ------------    ----------
         Total liabilities ..............................................................        673,012       231,762
                                                                                            ------------    ----------
NET ASSETS ..............................................................................   $ 57,452,923    $1,757,216
                                                                                            ============    ==========
NET ASSETS CONSIST OF:
   Paid in capital ......................................................................   $ 62,626,683    $1,433,314
   Accumulated undistributed (distribution in excess of) net investment income (loss) ...       (204,862)       (8,149)
   Accumulated net realized gain (loss) on investments, foreign currency
      transactions and capital gain distributions received ..............................    (16,613,808)      173,325
   Net unrealized appreciation on investments and translation of assets
      and liabilities denominated in foreign currency ...................................     11,644,910       158,726
                                                                                            ------------    ----------
TOTAL NET ASSETS ........................................................................   $ 57,452,923    $1,757,216
                                                                                            ============    ==========
CLASS N:
   Net Assets ...........................................................................   $ 35,814,240    $1,757,216
   Shares of beneficial interest outstanding (unlimited authorization) ..................      2,279,339       139,418
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ................................................   $      15.71    $    12.60
                                                                                            ============    ==========
CLASS I:
   Net Assets ...........................................................................   $ 21,638,683           $--
   Shares of beneficial interest outstanding (unlimited authorization) ..................      1,330,618            --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ................................................   $      16.26           $--
                                                                                            ============    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 48

Aston Funds

     TAMRO        RIVER ROAD     RIVER ROAD     RIVER ROAD      NEPTUNE         BARINGS        DYNAMIC
   SMALL CAP     SELECT VALUE     SMALL CAP    INDEPENDENT   INTERNATIONAL   INTERNATIONAL    ALLOCATION
      FUND           FUND        VALUE FUND     VALUE FUND        FUND           FUND            FUND
--------------   ------------   ------------   -----------   -------------   -------------   -----------


$  806,814,246   $190,997,299   $401,041,857   $62,518,205    $ 1,881,876     $49,010,097    $47,589,584
   318,475,165     43,712,615    106,189,132       970,218        254,932      10,791,481      4,743,089
--------------   ------------   ------------   -----------    -----------     -----------    -----------
 1,125,289,411    234,709,914    507,230,989    63,488,423      2,136,808      59,801,578     52,332,673

         2,428         57,875         81,150         8,052          8,266         346,886            304
            --             --             --            --          2,238          24,406             --
     3,901,311         71,561        636,664     1,191,930             --         323,300        207,824
     9,779,802      1,952,400      2,207,201        41,099             --         155,778             --
            --             --             --            --          8,135              --             --
            --             --             --        37,355             --              --             --
        22,601          9,514         12,244         4,611          1,141           1,122         28,227
--------------   ------------   ------------   -----------    -----------     -----------    -----------
 1,138,995,553    236,801,264    510,168,248    64,771,470      2,156,588      60,653,070     52,569,028
--------------   ------------   ------------   -----------    -----------     -----------    -----------

            --             --             --            --          9,938              --             --

    18,275,657        476,014      1,726,987     2,640,171             --         380,089             --
     1,577,017        934,646        829,758             1             --           2,862         90,927
       797,857        195,102        377,179        38,131             --          35,582         24,072
        50,806         11,837         24,814         3,486          1,512           4,858          2,984
        30,774          4,357         16,688         4,456             38              36          3,388
        12,200         11,234         11,548         7,240         11,392          11,077         10,765
         8,050          4,745         23,929            --             --          13,946          1,642
       213,992          5,200         67,058         2,703          5,475           5,747          4,503
            --             --             --            --          6,804           5,448             --
         1,001            502          1,220            --              4             158            356
            --             --             --            --             --              --             --
        73,859         17,452         41,593           158          1,212           3,387          2,118
--------------   ------------   ------------   -----------    -----------     -----------    -----------
    21,041,213      1,661,089      3,120,774     2,696,346         36,375         463,190        140,755
--------------   ------------   ------------   -----------    -----------     -----------    -----------
$1,117,954,340   $235,140,175   $507,047,474   $62,075,124    $ 2,120,213     $60,189,880    $52,428,273
==============   ============   ============   ===========    ===========     ===========    ===========

$  707,794,019   $174,647,417   $428,388,452   $60,097,986    $ 5,251,938     $50,819,228    $45,761,626
    (2,431,418)      (161,949)      (488,546)      (81,794)         7,574         291,017       (136,018)

    94,116,574     16,942,092    (27,041,564)    1,088,714     (3,384,566)     (1,720,878)     2,059,576

   318,475,165     43,712,615    106,189,132       970,218        245,267      10,800,513      4,743,089
--------------   ------------   ------------   -----------    -----------     -----------    -----------
$1,117,954,340   $235,140,175   $507,047,474   $62,075,124    $ 2,120,213     $60,189,880    $52,428,273
==============   ============   ============   ===========    ===========     ===========    ===========

$  423,426,834   $ 57,807,762   $221,867,362   $62,075,124    $   509,247     $   445,955    $45,646,077
    17,970,398      5,607,817     16,674,000     5,708,444         55,337          57,110      4,620,603
$        23.56   $      10.31   $      13.31   $     10.87    $      9.20     $      7.81    $      9.88
==============   ============   ============   ===========    ===========     ===========    ===========

$  694,527,506   $177,332,413   $285,180,112   $        --    $ 1,610,966     $59,743,925    $ 6,782,196
    29,023,111     17,153,409     21,414,881            --        174,902       7,644,874        687,008

$        23.93   $      10.34   $      13.32   $        --    $      9.21     $      7.81    $      9.87
==============   ============   ============   ===========    ===========     ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 49

Aston Funds
                                                                  APRIL 30, 2011
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

                                                                                              M.D. SASS      NEW CENTURY
                                                                                              ENHANCED     ABSOLUTE RETURN
                                                                                             EQUITY FUND       ETF FUND
                                                                                            ------------   ---------------
ASSETS:
Investments:
      Investments at cost ...............................................................   $121,853,713     $3,256,429
      Net unrealized appreciation .......................................................      5,305,748        367,918
                                                                                            ------------     ----------
         Total investments at value .....................................................    127,159,461      3,624,347
Cash ....................................................................................              5             --
Receivables:
      Dividends and interest ............................................................        143,901             11
      Fund shares sold ..................................................................        104,398            307
      Investments sold ..................................................................      1,902,972        151,945
      Due from Adviser, net (Note G) ....................................................             --          5,549
Other assets ............................................................................         16,137          4,245
                                                                                            ------------     ----------
         Total assets ...................................................................    129,326,874      3,786,404
                                                                                            ------------     ----------
LIABILITIES:
Payables:
      Dividend distribution                                                                           --             --
      Investments purchased .............................................................      1,995,795        144,868
      Fund shares redeemed ..............................................................         66,555          1,843
      Due to Adviser, net (Note G) ......................................................         69,740             --
      Administration fees (Note G) ......................................................          5,611            873
      Distribution fees (Note G) ........................................................          3,809            268
      Audit and tax fees ................................................................         11,392         10,369
      Custodian fees ....................................................................            100            142
      Transfer agent fees ...............................................................          4,088          7,770
      Registration fees                                                                               --             --
      Trustees fees and related expenses (Note G) .......................................             --            158
      Accrued expenses and other payables ...............................................          6,046          3,736
Call options written, at value (premiums received $3,481,155) ...........................      5,644,793             --
                                                                                            ------------     ----------
         Total liabilities ..............................................................      7,807,929        170,027
                                                                                            ------------     ----------
NET ASSETS ..............................................................................   $121,518,945     $3,616,377
                                                                                            ============     ==========
NET ASSETS CONSIST OF:
   Paid in capital ......................................................................   $116,047,931     $2,105,118
   Accumulated undistributed (distribution in excess of) net investment income (loss) ...        144,365         (9,444)
   Accumulated net realized gain (loss) on investments, purchased and written options,
      foreign currency transactions and capital gain distributions received .............      2,184,539      1,152,785
   Net unrealized appreciation on investments, purchased and written options and
      translation of assets and liabilities denominated in foreign currency .............      3,142,110        367,918
                                                                                            ------------     ----------
TOTAL NET ASSETS ........................................................................   $121,518,945     $3,616,377
                                                                                            ============     ==========
CLASS N:
   Net Assets ...........................................................................   $ 51,069,704     $3,616,377
   Shares of beneficial interest outstanding (unlimited authorization) ..................      5,289,031        332,834
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ................................................   $       9.66     $    10.87
                                                                                            ============     ==========
CLASS I:
   Net Assets ...........................................................................   $ 70,449,241     $       --
   Shares of beneficial interest outstanding (unlimited authorization) ..................      7,290,135             --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ................................................   $       9.66     $       --
                                                                                            ============     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 50

Aston Funds

LAKE PARTNERS
    LASSO          FORTIS                             TCH
ALTERNATIVES    REAL ESTATE   MONTAG & CALDWELL   FIXED INCOME
    FUND           FUND         BALANCED FUND        FUND
------------   ------------   -----------------   ------------


$102,130,053   $ 28,738,273      $25,718,109      $52,164,260
   3,761,952     12,501,215        4,268,425        4,978,419
------------   ------------      -----------      -----------
 105,892,005     41,239,488       29,986,534       57,142,679
          --             --               --          200,000

      98,758          6,033          137,287          662,108
   6,702,027          4,419            3,341           37,027
          --             --          425,361          300,930
          --             --               --               --
      20,701            821              674            1,387
------------   ------------      -----------      -----------
 112,713,491     41,250,761       30,553,197       58,344,131
------------   ------------      -----------      -----------


          --             --               --           17,233
   4,685,517             --           76,425          243,431
      48,823         13,755              485           20,532
      70,293         23,764           13,635           16,241
       3,779          2,298            2,777            4,097
       1,181            481            1,815            3,328
      11,271         12,524           12,609           11,861
       1,199            715            1,001            1,373
       4,907          5,841            7,070            7,817
          --          4,440            6,628               --
          --            142              142              433
         792          3,219            9,242            7,251
          --             --               --               --
------------   ------------      -----------      -----------
   4,827,762         67,179          131,829          333,597
------------   ------------      -----------      -----------
$107,885,729   $ 41,183,582      $30,421,368      $58,010,534
============   ============      ===========      ===========

$103,417,408   $ 51,659,615      $31,504,774      $60,806,668
      33,411         (9,617)        (223,556)         303,675

     672,958    (22,967,643)      (5,128,275)      (8,078,228)

   3,761,952     12,501,227        4,268,425        4,978,419
------------   ------------      -----------      -----------
$107,885,729   $ 41,183,582      $30,421,368      $58,010,534
============   ============      ===========      ===========

$ 15,992,862   $  6,533,129      $24,386,967      $44,330,205
   1,258,014        690,997        1,194,237        4,222,487

$      12.71   $       9.45      $     20.42      $     10.50
============   ============      ===========      ===========

$ 91,892,867   $ 34,650,453      $ 6,034,401      $13,680,329
   7,219,272      3,689,469          296,168        1,303,298

$      12.73   $       9.39      $     20.37      $     10.50
============   ============      ===========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 51

Aston Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2011

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                            MONTAG & CALDWELL   VEREDUS SELECT
                                                                                               GROWTH FUND        GROWTH FUND
                                                                                            -----------------   --------------
INVESTMENT INCOME:
   Dividends ............................................................................      $ 25,941,106      $   795,214
   Less: foreign taxes withheld .........................................................                --               --
                                                                                               ------------      -----------
      Total investment income ...........................................................        25,941,106          795,214
                                                                                               ------------      -----------
EXPENSES:
   Investment advisory fees (Note G) ....................................................        10,426,775          455,116
   Distribution expenses (Note G)(a) ....................................................         1,984,282           56,755
   Transfer agent fees ..................................................................         1,040,040           51,294
   Administration fees (Note G) .........................................................           847,505           36,989
   Registration expenses ................................................................            46,217           17,555
   Custodian fees .......................................................................            58,023            3,110
   Audit and tax fees ...................................................................            14,149            9,341
   Legal fees ...........................................................................            95,221            3,388
   Amortization of offering costs (Note B-11) ...........................................                --               --
   Reports to shareholder expense .......................................................           183,291            5,882
   Trustees fees and related expenses (Note G) ..........................................           140,766            4,831
   Other expenses .......................................................................           136,502            7,798
                                                                                               ------------      -----------
      Total expenses before waivers/reimbursements ......................................        14,972,771          652,059
                                                                                               ------------      -----------
      Less: Investment advisory fees waived (Note G) ....................................                --               --
      Less: Expenses reimbursed (Note G) ................................................                --               --
                                                                                               ------------      -----------
      Net expenses ......................................................................        14,972,771          652,059
                                                                                               ------------      -----------
NET INVESTMENT INCOME (LOSS) ............................................................        10,968,335          143,155
                                                                                               ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments .....................................................       171,032,027       17,623,084
   Net realized gain (loss) on purchased options ........................................                --               --
   Net change in unrealized appreciation (depreciation) on investments ..................       209,674,680          187,688
   Net change in unrealized appreciation on purchased options ...........................                --               --
                                                                                               ------------      -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .........................................       380,706,707       17,810,772
                                                                                               ------------      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................................      $391,675,042      $17,953,927
                                                                                               ============      ===========

----------
(a) Distribution expense is incurred at the Class N level for all funds except Montag & Caldwell Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $1,963,933 and $20,349, respectively.

(b) On March 18, 2011, Value Fund had a redemption in kind with total proceeds in the amount of $218,362,400. The net realized gain on the transactions of $27,254,548 will not be realized by the Fund for tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 52

Aston Funds

   TAMRO        HERNDON                      RIVER ROAD     MONTAG & CALDWELL    FAIRPOINTE     CARDINAL
DIVERSIFIED    LARGE CAP       VALUE        DIVIDEND ALL         MID CAP           MID CAP       MID CAP
EQUITY FUND   VALUE FUND       FUND        CAP VALUE FUND      GROWTH FUND          FUND       VALUE FUND
-----------   ----------   ------------    --------------   -----------------   ------------   ----------

$   95,190    $   78,109   $  2,291,370     $ 6,658,821          $ 10,681       $ 18,581,378    $ 15,680
        --            --         (1,776)        (72,407)              (60)           (16,698)         --
----------    ----------   ------------     -----------          --------       ------------    --------
    95,190        78,109      2,289,594       6,586,414            10,621         18,564,680      15,680
----------    ----------   ------------     -----------          --------       ------------    --------

    75,079        36,638        756,289       1,206,214            17,711          8,914,681       7,105
    23,462        11,240         27,505         204,504             5,209          2,137,808       1,976
    14,326         9,785         21,447          74,453             9,246            634,796       8,715
    12,550         9,858         59,230          97,161             8,837            656,012       8,067
     9,224         9,785         15,571          17,456             8,331             62,184       8,827
     2,395         1,674         11,539           9,554             1,291             36,627       1,083
     9,287         9,280         11,133           9,810             9,504             11,242       9,504
       501         2,007          7,218           8,724               110             60,629          45
        --        20,631             --              --                --                 --          --
       907           954          6,093           8,657               425             96,015         388
       717           332         10,292          12,440               158             89,861          65
     2,681         2,201         12,315          13,961             2,159             83,715       2,066
----------    ----------   ------------     -----------          --------       ------------    --------
   151,129       114,385        938,632       1,662,934            62,981         12,783,570      47,841
----------    ----------   ------------     -----------          --------       ------------    --------
   (38,510)      (36,638)      (132,809)             --           (17,711)                --      (7,105)
        --       (18,420)            --              --           (16,099)                --     (29,685)
----------    ----------   ------------     -----------          --------       ------------    --------
   112,619        59,327        805,823       1,662,934            29,171         12,783,570      11,051
----------    ----------   ------------     -----------          --------       ------------    --------
   (17,429)       18,782      1,483,771       4,923,480           (18,550)         5,781,110       4,629
----------    ----------   ------------     -----------          --------       ------------    --------

 1,243,864       341,276     33,672,799(b)   10,526,397           224,600         27,204,550      91,581
   (23,906)           --             --              --                --                 --          --
 1,576,663     1,021,247    (12,965,598)     24,726,751           633,119        367,877,437     209,886
     6,055            --             --              --                --                 --          --
----------    ----------   ------------     -----------          --------       ------------    --------
 2,802,676     1,362,523     20,707,201      35,253,148           857,719        395,081,987     301,467
----------    ----------   ------------     -----------          --------       ------------    --------
$2,785,247    $1,381,305   $ 22,190,972     $40,176,628          $839,169       $400,863,097    $306,096
==========    ==========   ============     ===========          ========       ============    ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 53

Aston Funds
FOR THE SIX MONTHS ENDED APRIL 30, 2011
STATEMENTS OF OPERATIONS (UNAUDITED) - CONTINUED

                                                                               VEREDUS        CROSSWIND
                                                                             AGGRESSIVE       SMALL CAP
                                                                             GROWTH FUND   GROWTH FUND (a)
                                                                            ------------   ---------------
INVESTMENT INCOME:
   Dividends ............................................................   $    172,642      $    994
   Less: foreign taxes withheld .........................................             --            --
   Interest .............................................................             --            --
                                                                            ------------      --------
      Total investment income ...........................................        172,642           994
                                                                            ------------      --------
EXPENSES:
   Investment advisory fees (Note G) ....................................        269,248         6,773
   Distribution expenses (Note G) .......................................         43,567         1,693
   Transfer agent fees ..................................................         41,621         8,695
   Administration fees (Note G) .........................................         22,193         7,900
   Registration expenses ................................................         17,456         8,828
   Custodian fees .......................................................          3,450         2,210
   Audit and tax fees ...................................................         11,459         8,970
   Legal fees ...........................................................          1,625            32
   Amortization of offering costs (Note B-11) ...........................             --        26,653
   Reports to shareholder expense .......................................          4,804           371
   Trustees fees and related expenses (Note G) ..........................          2,320            55
   Interest expense (Note H) ............................................             69            --
   Other expenses .......................................................          4,490         2,007
                                                                            ------------      --------
      Total expenses before waivers/reimbursements ......................        422,302        74,187
                                                                            ------------      --------
      Less: Investment advisory fees waived (Note G) ....................        (44,798)       (6,773)
      Less: Expenses reimbursed (Note G) ................................             --       (58,271)
                                                                            ------------      --------
      Net expenses ......................................................        377,504         9,143
                                                                            ------------      --------
NET INVESTMENT INCOME (LOSS) ............................................       (204,862)       (8,149)
                                                                            ------------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments .....................................     10,560,633       173,325
   Net realized gain (loss) on foreign currency transactions ............             --            --
   Capital gain distributions received ..................................             --            --
   Net change in unrealized appreciation of investments .................      5,175,480       158,726
   Net change in unrealized appreciation (depreciation) on translation of
      assets and liabilities denominated in foreign currency ............             --            --
                                                                            ------------      --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ......................     15,736,113       332,051
                                                                            ------------      --------
   NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................   $ 15,531,251      $323,902
                                                                            ============      ========

----------
(a) Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.

(b) River Road Independent Value Fund commenced investment operations on December 31, 2010.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 54

Aston Funds

   TAMRO        RIVER ROAD     RIVER ROAD     RIVER ROAD        NEPTUNE         BARINGS       DYNAMIC
 SMALL CAP     SELECT VALUE     SMALL CAP     INDEPENDENT    INTERNATIONAL   INTERNATIONAL   ALLOCATION
    FUND           FUND        VALUE FUND   VALUE FUND (b)       FUND            FUND           FUND
------------   ------------   -----------   --------------   -------------   -------------   ----------

$  3,247,893   $  1,527,105   $ 3,286,689     $   36,534        $ 19,513       $  625,419    $  303,649
      (2,574)       (15,022)      (35,136)            --          (1,096)         (40,273)           --
      11,233             --            --             --              --               --            --
------------   ------------   -----------     ----------        --------       ----------    ----------
   3,256,552      1,512,083     3,251,553         36,534          18,417          585,146       303,649
------------   ------------   -----------     ----------        --------       ----------    ----------

   4,461,162      1,152,681     2,250,111         83,329          10,016          255,182       210,089
     465,460         70,035       280,926         20,832             617              433        61,733
     377,113         34,506       271,808          6,550          16,804           17,078        44,884
     266,043         68,554       139,442          9,355          12,942           31,217        20,836
      24,645         17,901        21,820          5,731          14,332           18,451        19,687
      19,412         10,538        25,416          1,819             912           25,012         3,012
      11,439         10,590        11,133          7,241          10,862           10,319         9,776
      26,785          6,718        15,189             22              60            1,542        10,320
          --             --            --         16,576              --               --            --
      43,985          9,617        24,714            300             376            1,484         6,147
      40,836          9,922        21,660            250              85            2,201         2,548
          --             --            --           --                --               --            --
      41,344         11,836        23,378          1,334           2,319            4,202         4,606
------------   ------------   -----------     ----------        --------       ----------    ----------
   5,778,224      1,402,898     3,085,597        153,339          69,325          367,121       393,638
------------   ------------   -----------     ----------        --------       ----------    ----------
          --             --            --        (35,011)        (10,016)         (73,229)      (56,163)
          --             --            --           --           (48,476)              --            --
------------   ------------   -----------     ----------        --------       ----------    ----------
   5,778,224      1,402,898     3,085,597        118,328          10,833          293,892       337,475
------------   ------------   -----------     ----------        --------       ----------    ----------
  (2,521,672)       109,185       165,956        (81,794)          7,584          291,254       (33,826)
------------   ------------   -----------     ----------        --------       ----------    ----------

 101,244,732     18,271,686    31,845,829      1,088,714          80,685        1,289,004     3,130,182
          --             --            --             --             194          (45,706)           --
          --             --            --             --              --               --         2,561
 112,428,661     15,364,519    37,760,793        970,218         138,515        3,674,748     2,181,917

          --             --            --             --            (117)           3,048            --
------------   ------------   -----------     ----------        --------       ----------    ----------
 213,673,393     33,636,205    69,606,622      2,058,932         219,277        4,921,094     5,314,660
------------   ------------   -----------     ----------        --------       ----------    ----------
$211,151,721   $ 33,745,390   $69,772,578     $1,977,138        $226,861       $5,212,348    $5,280,834
============   ============   ===========     ==========        ========       ==========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 55

Aston Funds
FOR THE SIX MONTHS ENDED APRIL 30, 2011
STATEMENTS OF OPERATIONS (UNAUDITED) - CONTINUED

                                                                               M.D. SASS       NEW CENTURY
                                                                                ENHANCED     ABSOLUTE RETURN
                                                                              EQUITY FUND        ETF FUND
                                                                             -------------   ---------------
INVESTMENT INCOME:
   Dividends .............................................................    $ 1,539,656       $   69,375
   Less: foreign taxes withheld ..........................................             --               --
   Interest ..............................................................             --               --
                                                                              -----------       ----------
      Total investment income ............................................      1,539,656           69,375
                                                                              -----------       ----------
EXPENSES:
   Investment advisory fees (Note G) .....................................        391,856           52,360
   Distribution expenses (Note G) ........................................         62,785           13,090
   Transfer agent fees ...................................................         41,874           18,960
   Administration fees (Note G) ..........................................         37,759           10,484
   Registration expenses .................................................         20,084            9,372
   Custodian fees ........................................................         12,520            2,172
   Audit and tax fees ....................................................         10,862            9,776
   Legal fees ............................................................          2,987              494
   Reports to shareholder expense ........................................          3,759            1,920
   Trustees fees and related expenses (Note G) ...........................          4,259              708
   Interest expense (Note H) .............................................             --              261
   Other expenses ........................................................          5,979            2,690
                                                                              -----------       ----------
      Total expenses before waivers/reimbursements .......................        594,724          122,287
                                                                              -----------       ----------
      Less: Investment advisory fees waived (Note G) .....................             --          (43,486)
      Plus: Net expenses recouped (Note G) ...............................         68,826               --
                                                                              -----------       ----------
      Net expenses .......................................................        663,550           78,801
                                                                              -----------       ----------
NET INVESTMENT INCOME (LOSS) .............................................        876,106           (9,426)
                                                                              -----------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) on investments ...............................      7,164,273        2,000,076
   Net realized loss on purchased options ................................     (2,411,153)         (53,753)
   Net realized loss on written option transactions ......................     (2,460,346)          (8,601)
   Net realized gain on foreign currency transactions ....................             --               --
   Capital gain distributions received ...................................             --           10,102
   Net change in unrealized appreciation (depreciation) on investments ...      6,125,268         (573,557)
   Net change in unrealized depreciation on purchased options ............       (692,893)              --
   Net change in unrealized depreciation on written options ..............       (452,961)              --
   Net change in unrealized depreciation on translation of assets
      and liabilities denominated in foreign currency ....................             --               --
                                                                              -----------       ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................      7,272,188        1,374,267
                                                                              -----------       ----------
   NET INCREASE IN NET ASSETS FROM OPERATIONS ............................    $ 8,148,294       $1,364,841
                                                                              ===========       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 56

Aston Funds

   LAKE PARTNERS        FORTIS                             TCH
LASSO ALTERNATIVES   REAL ESTATE   MONTAG & CALDWELL   FIXED INCOME
       FUND              FUND        BALANCED FUND         FUND
------------------   -----------   -----------------   ------------

    $  495,788        $  355,345      $  157,807        $      937
            --            (1,490)             --                --
            --                --         166,952         1,607,340
    ----------        ----------      ----------        ----------
       495,788           353,855         324,759         1,608,277
    ----------        ----------      ----------        ----------
       259,653           184,424         114,559           157,307
        14,086             7,616          32,483            54,176
        25,339            20,936          25,745            27,406
        20,062            16,956          17,896            28,998
        17,952            14,728          16,315            16,661
         3,421             2,295           2,232             2,688
         9,613            11,371          11,924            11,676
           896             1,155             986             1,967
         1,415             1,573           1,517             2,109
         1,276             1,645           1,405             2,805
            --                --              --                --
         3,142             3,703           3,458             4,774
    ----------        ----------      ----------        ----------
       356,855           266,402         228,520           310,567
    ----------        ----------      ----------        ----------
       (31,185)          (52,231)        (28,017)          (97,093)
            --                --              --                --
    ----------        ----------      ----------        ----------
       325,670           214,171         200,503           213,474
    ----------        ----------      ----------        ----------
       170,118           139,684         124,256         1,394,803
    ----------        ----------      ----------        ----------

       590,811         1,026,337       1,290,285          (122,591)
            --                --              --                --
            --                --              --                --
            --               649              --                --
       117,704                --              --                --
     2,726,189         5,073,108         763,239           108,812
            --                --              --                --
            --                --              --                --

            --               (14)             --                --
    ----------        ----------      ----------        ----------
     3,434,704         6,100,080       2,053,524           (13,779)
    ----------        ----------      ----------        ----------
    $3,604,822        $6,239,764      $2,177,780        $1,381,024
    ==========        ==========      ==========        ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 57

Aston Funds
STATEMENTS OF CHANGES IN NET ASSETS

                                                              MONTAG & CALDWELL                    VEREDUS SELECT
                                                                 GROWTH FUND                         GROWTH FUND
                                                      ---------------------------------   -------------------------------
                                                      SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                       APRIL 30, 2011      OCTOBER 31,     APRIL 30, 2011     OCTOBER 31,
                                                        (UNAUDITED)           2010           (UNAUDITED)         2010
                                                      ----------------   --------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD .................    $3,042,348,287    $2,486,823,315     $104,506,310     $ 87,136,460
                                                       --------------    --------------     ------------     ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...................        10,968,335        19,358,582          143,155         (199,352)
   Net realized gain (loss) on investments
      and purchased options .......................       171,032,027        96,521,962       17,623,084       17,169,063
   Net change in unrealized appreciation
      (depreciation) on investments and
      purchased options ...........................       209,674,680       142,010,254          187,688        4,813,541
                                                       --------------    --------------     ------------     ------------
      Net increase in net assets from
         operations ...............................       391,675,042       257,890,798       17,953,927       21,783,252
                                                       --------------    --------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .....................................        (8,322,107)       (4,941,364)              --           (3,622)
      Class I .....................................       (12,483,309)       (6,531,635)              --          (26,578)
      Class R .....................................           (29,409)          (24,320)              --               --
   Net realized gain on investments:
      Class N .....................................        (2,646,170)               --               --               --
      Class I .....................................        (2,724,240)               --               --               --
      Class R .....................................           (13,510)               --               --               --
                                                       --------------    --------------     ------------     ------------
         Total distributions ......................       (26,218,745)      (11,497,319)              --          (30,200)
                                                       --------------    --------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .....................................       296,135,819       906,639,869        6,606,090        8,614,679
      Class I .....................................       271,691,229       620,271,729        4,037,247        8,223,060
      Class R .....................................         1,981,994         7,202,511               --               --
   Proceeds from reinvestment of distributions:
      Class N .....................................        10,562,919         4,752,706               --            3,602
      Class I .....................................        11,978,807         5,274,852               --           26,498
      Class R .....................................            21,213            13,943               --               --
   Cost of shares redeemed:
      Class N .....................................      (368,036,277)     (869,245,198)     (10,998,413)     (14,744,386)
      Class I .....................................      (260,335,316)     (440,027,582)      (5,497,514)      (6,506,655)
      Class R .....................................        (1,958,194)       (4,888,581)              --               --
   Issued due to merger:
      Class N .....................................                --        58,169,278               --               --
      Class I .....................................                --        20,321,841               --               --
      Class R .....................................                --           646,125               --               --
                                                       --------------    --------------     ------------     ------------
         Net increase (decrease) from capital share
            transactions ..........................       (37,957,806)      309,131,493       (5,852,590)      (4,383,202)
                                                       --------------    --------------     ------------     ------------
         Total increase (decrease) in net assets ..       327,498,491       555,524,972       12,101,337       17,369,850
                                                       --------------    --------------     ------------     ------------
NET ASSETS AT END OF PERIOD .......................    $3,369,846,778    $3,042,348,287     $116,607,647     $104,506,310
                                                       ==============    ==============     ============     ============
      Undistributed (distributions in excess of)
         net investment income (loss) .............    $    5,376,609    $   15,243,099     $    132,748     $    (10,407)
                                                       ==============    ==============     ============     ============

----------
(a) Herndon Large Cap Value Fund commenced investment operations on March 31, 2010.

(b) Value Fund had a redemption in kind on March 18, 2011, which resulted in a redemption out of the Fund of $222,180,158. The redemption was comprised of securities and cash in the amounts of $218,362,400 and $3,817,758, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 58

Aston Funds

       TAMRO DIVERSIFIED                    HERNDON LARGE CAP
          EQUITY FUND                           VALUE FUND                       VALUE FUND
--------------------------------   -------------------------------   --------------------------------
SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED     YEAR ENDED
 APRIL 30, 2011      OCTOBER 31,    APRIL 30, 2011     OCTOBER 31,    APRIL 30, 2011      OCTOBER 31,
  (UNAUDITED)          2010           (UNAUDITED)        2010(a)        (UNAUDITED)          2010
----------------   -------------   ----------------   ------------   ----------------    ------------
  $15,669,792       $10,485,972       $ 1,472,096      $       --      $ 224,034,670     $225,753,541
  -----------       -----------       -----------      ----------      -------------     ------------

      (17,429)           (2,277)           18,782           3,550          1,483,771        3,861,943

    1,219,958         1,187,218           341,276         (28,801)        33,672,799       (6,252,394)

    1,582,718         1,154,795         1,021,247          72,175        (12,965,598)      27,835,476
  -----------       -----------       -----------      ----------      -------------     ------------
    2,785,247         2,339,736         1,381,305          46,924         22,190,972       25,445,025
  -----------       -----------       -----------      ----------      -------------     ------------


           --           (22,812)          (13,657)             --           (128,233)        (305,038)
           --                --                --              --         (1,540,630)      (3,678,621)
           --                --                --              --                 --               --

           --                --                --              --                 --               --
           --                --                --              --                 --               --
           --                --                --              --                 --               --
  -----------       -----------       -----------      ----------      -------------     ------------
           --           (22,812)          (13,657)             --         (1,668,863)      (3,983,659)
  -----------       -----------       -----------      ----------      -------------     ------------


    7,531,853         5,840,571         9,060,650       1,428,401          3,316,487        3,014,802
           --                --           500,000              --                 --               --
           --                --                --              --                 --               --

           --            22,603            13,657              --            122,321          288,807
           --                --                --              --            963,552        3,678,621
           --                --                --              --                 --               --

   (2,277,165)       (2,996,278)         (535,754)         (3,229)        (2,364,295)      (5,418,381)
           --                --                --              --       (222,180,158)(b)  (24,744,086)
           --                --                --              --                 --               --

           --                --                --              --                 --               --
           --                --                --              --                 --               --
           --                --                --              --                 --               --
  -----------       -----------       -----------      ----------      -------------     ------------

    5,254,688         2,866,896         9,038,553       1,425,172       (220,142,093)     (23,180,237)
  -----------       -----------       -----------      ----------      -------------     ------------
    8,039,935         5,183,820        10,406,201       1,472,096       (199,619,984)      (1,718,871)
  -----------       -----------       -----------      ----------      -------------     ------------
  $23,709,727       $15,669,792       $11,878,297      $1,472,096      $  24,414,686     $224,034,670
  ===========       ===========       ===========      ==========      =============     ============

  $   (17,429)      $        --       $     9,359      $    4,234      $     (43,772)    $    141,320
  ===========       ===========       ===========      ==========      =============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 59

Aston Funds
STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                              RIVER ROAD DIVIDEND                MONTAG & CALDWELL
                                                              ALL CAP VALUE FUND                MID CAP GROWTH FUND
                                                      ---------------------------------   -------------------------------
                                                      SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                       APRIL 30, 2011      OCTOBER 31,     APRIL 30, 2011     OCTOBER 31,
                                                        (UNAUDITED)           2010           (UNAUDITED)         2010
                                                      ----------------   --------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD .................     $273,172,565      $159,027,298       $3,399,072       $2,959,374
                                                        ------------      ------------       ----------       ----------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...................        4,923,480         5,907,080          (18,550)         (18,949)
   Net realized gain on investments ...............       10,526,397         8,828,438          224,600          134,523
   Net change in unrealized appreciation on
      investments .................................       24,726,751        26,905,351          633,119          607,951
                                                        ------------      ------------       ----------       ----------
      Net increase in net assets from
         operations ...............................       40,176,628        41,640,869          839,169          723,525
                                                        ------------      ------------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .....................................       (2,042,379)       (2,577,718)              --               --
      Class I .....................................       (2,520,587)       (2,888,679)              --               --
   Return of Capital:
      Class N .....................................               --                --               --           (6,357)
   Net realized gain on investments:
      Class N .....................................               --                --               --               --
      Class I .....................................               --                --               --               --
                                                        ------------      ------------       ----------       ----------
         Total distributions ......................       (4,562,966)       (5,466,397)              --           (6,357)
                                                        ------------      ------------       ----------       ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .....................................       58,914,378        56,553,326          498,173          505,165
      Class I .....................................       97,717,146        48,602,138               --               --
   Proceeds from reinvestment of distributions:
      Class N .....................................        1,965,086         2,482,393               --            5,382
      Class I .....................................        1,670,638         1,740,946               --               --
   Cost of shares redeemed:
      Class N .....................................      (20,992,161)      (23,745,216)         (28,205)        (788,017)
      Class I .....................................       (5,314,478)       (7,662,792)              --               --
                                                        ------------      ------------       ----------       ----------
         Net increase (decrease) from capital share
            transactions ..........................      133,960,609        77,970,795          469,968         (277,470)
                                                        ------------      ------------       ----------       ----------
         Total increase in net assets .............      169,574,271       114,145,267        1,309,137          439,698
                                                        ------------      ------------       ----------       ----------
NET ASSETS AT END OF PERIOD .......................     $442,746,836      $273,172,565       $4,708,209       $3,399,072
                                                        ============      ============       ==========       ==========
      Undistributed (distributions in excess of)
         net investment income (loss) .............     $    329,658      $    (30,856)      $  (18,550)      $       --
                                                        ============      ============       ==========       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 60

Aston Funds

                                           CARDINAL MID CAP                VEREDUS AGGRESSIVE
     FAIRPOINTE MID CAP FUND                  VALUE FUND                       GROWTH FUND
---------------------------------   ------------------------------   ------------------------------
SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2011      OCTOBER 31,     APRIL 30, 2011    OCTOBER 31,    APRIL 30, 2011    OCTOBER 31,
   (UNAUDITED)          2010           (UNAUDITED)         2010         (UNAUDITED)         2010
----------------   --------------   ----------------   -----------   ----------------   -----------
 $1,969,004,161    $  993,185,657      $1,408,743       $  916,100      $49,784,390     $45,496,186
 --------------    --------------      ----------       ----------      -----------     -----------

      5,781,110           725,513           4,629            4,200         (204,862)       (621,543)
     27,204,550         6,795,563          91,581           61,235       10,560,633      11,778,923

    367,877,437       308,493,924         209,886          148,669        5,175,480       2,197,839
 --------------    --------------      ----------       ----------      -----------     -----------
    400,863,097       316,015,000         306,096          214,104       15,531,251      13,355,219
 --------------    --------------      ----------       ----------      -----------     -----------


     (4,195,319)       (1,961,201)         (6,680)          (3,807)              --              --
     (1,840,072)         (686,988)             --               --               --              --

             --                --              --               --               --              --

     (3,944,537)               --              --               --               --              --
     (1,492,202)               --              --               --               --              --
 --------------    --------------      ----------       ----------      -----------     -----------
    (11,472,130)       (2,648,189)         (6,680)          (3,807)              --              --
 --------------    --------------      ----------       ----------      -----------     -----------


    478,259,957       863,805,979          60,251          289,027        1,470,575       5,838,650
    697,923,604       364,135,081              --               --          229,767         351,858

      7,690,209         1,860,075           2,608              837               --              --
      2,953,474           670,342              --               --               --              --
   (369,453,923)     (492,583,645)         (4,418)          (7,518)      (9,370,397)     13,708,906)
    (83,674,772)      (75,436,139)           --               --           (192,663)     (1,548,617)
 --------------    --------------      ----------       ----------      -----------     -----------

    733,698,549       662,451,693          58,441          282,346       (7,862,718)     (9,067,015)
 --------------    --------------      ----------       ----------      -----------     -----------
  1,123,089,516       975,818,504         357,857          492,643        7,668,533       4,288,204
 --------------    --------------      ----------       ----------      -----------     -----------
 $3,092,093,677    $1,969,004,161      $1,766,600       $1,408,743      $57,452,923     $49,784,390
 ==============    ==============      ==========       ==========      ===========     ===========

 $     (254,281)   $           --      $     (754)      $    1,297      $  (204,862)    $        --
 ==============    ==============      ==========       ==========      ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 61

Aston Funds

                                                                   CROSSWIND
                                                                   SMALL CAP                    TAMRO
                                                                  GROWTH FUND               SMALL CAP FUND
                                                               -----------------   --------------------------------
                                                                  PERIOD ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                               APRIL 30, 2011(a)    APRIL 30, 2011     OCTOBER 31,
                                                                  (UNAUDITED)         (UNAUDITED)          2010
                                                               -----------------   ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD ..........................       $       --      $   885,435,944    $ 757,115,466
                                                                   ----------      ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ............................           (8,149)          (2,521,672)      (2,912,307)
   Net realized gain on investments ........................          173,325          101,244,732      111,675,635
   Net change in unrealized appreciation on investments ....          158,726          112,428,661      130,988,824
                                                                   ----------      ---------------    -------------
      Net increase in net assets from operations ...........          323,902          211,151,721      239,752,152
                                                                   ----------      ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..............................................               --                   --               --
      Class I ..............................................               --                   --         (491,279)
   Net realized gain on investments:
      Class N ..............................................               --           (7,598,056)              --
      Class I ..............................................               --          (12,204,103)              --
                                                                   ----------      ---------------    -------------
         Total distributions ...............................               --          (19,802,159)        (491,279)
                                                                   ----------      ---------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................        1,433,325           66,502,939      123,423,489
      Class I ..............................................               --          120,163,477      164,792,738
   Proceeds from reinvestment of distributions:
      Class N ..............................................               --            7,455,712               --
      Class I ..............................................               --            8,709,830          192,068
   Cost of shares redeemed:
      Class N ..............................................              (11)         (58,250,371)    (109,428,646)
      Class I ..............................................               --         (103,412,753)    (289,920,044)
                                                                   ----------      ---------------    -------------
         Net increase (decrease) from capital share
            transactions ...................................        1,433,314           41,168,834     (110,940,395)
                                                                   ----------      ---------------    -------------
         Total increase (decrease) in net assets ...........        1,757,216          232,518,396      128,320,478
                                                                   ----------      ---------------    -------------
NET ASSETS AT END OF PERIOD ................................       $1,757,216      $ 1,117,954,340    $ 885,435,944
                                                                   ==========      ===============    =============
      Undistributed (distributions in excess of)
         net investment income (loss) ......................       $   (8,149)     $    (2,431,418)   $      90,254
                                                                   ==========      ===============    =============

----------
(a) Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.

(b) River Road Independent Value Fund commenced investment operations on December 31, 2010.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 62

Aston Funds

                                                                        RIVER ROAD
           RIVER ROAD                        RIVER ROAD                 INDEPENDENT
       SELECT VALUE FUND                 SMALL CAP VALUE FUND           VALUE FUND
-------------------------------   --------------------------------   -----------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED        PERIOD ENDED
 APRIL 30, 2011     OCTOBER 31,    APRIL 30, 2011     OCTOBER 31,    APRIL 30, 2011(B)
  (UNAUDITED)          2010          (UNAUDITED)         2010           (UNAUDITED)
----------------   ------------   ----------------   -------------   -----------------
  $215,753,587     $209,134,875     $468,670,448     $ 498,763,125      $        --
  ------------     ------------     ------------     -------------      -----------

       109,185        1,062,506          165,956         2,039,621          (81,794)
    18,271,686       18,165,826       31,845,829        15,396,896        1,088,714
    15,364,519       16,223,361       37,760,793        45,037,774          970,218
  ------------     ------------     ------------     -------------      -----------
    33,745,390       35,451,693       69,772,578        62,474,291        1,977,138
  ------------     ------------     ------------     -------------      -----------


      (176,002)              --         (643,153)         (199,557)              --
      (958,025)        (374,080)      (1,405,337)         (819,436)              --

      (475,432)              --                --               --               --
    (1,484,315)              --                --               --               --
  ------------     ------------     ------------     -------------      -----------
    (3,093,774)        (374,080)      (2,048,490)       (1,018,993)              --
  ------------     ------------     ------------     -------------      -----------


     6,885,317       19,315,647       28,253,483        58,476,220       61,011,546
    25,957,883       38,032,765       32,719,687        71,368,734               --

       633,791               --          639,592           196,294               --
     2,107,208          293,793        1,383,335           738,653               --

    (9,728,433)     (16,335,985)     (51,095,405)      (88,216,081)        (913,560)
   (37,120,794)     (69,765,121)     (41,247,754)     (134,111,795)              --
  ------------     ------------     ------------     -------------      -----------

   (11,265,028)     (28,458,901)     (29,347,062)      (91,547,975)      60,097,986
  ------------     ------------     ------------     -------------      -----------
    19,386,588        6,618,712       38,377,026       (30,092,677)      62,075,124
  ------------     ------------     ------------     -------------      -----------
  $235,140,175     $215,753,587     $507,047,474     $ 468,670,448      $62,075,124
  ============     ============     ============     =============      ===========

  $   (161,949)    $    862,893     $   (488,546)    $   1,393,988      $   (81,794)
  ============     ============     ============     =============      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 63

Aston Funds

                                                                            NEPTUNE                         BARINGS
                                                                      INTERNATIONAL FUND              INTERNATIONAL FUND
                                                               ------------------------------   ------------------------------
                                                               SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                                                APRIL 30, 2011    OCTOBER 31,    APRIL 30, 2011    OCTOBER 31,
                                                                  (UNAUDITED)         2010         (UNAUDITED)        2010
                                                               ----------------   -----------   ----------------   -----------
NET ASSETS AT BEGINNING OF PERIOD ..........................      $1,874,755      $1,486,850       $48,168,829     $28,276,692
                                                                  ----------      ----------       -----------     -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ............................           7,584          19,265           291,254         398,247
   Net realized gain (loss) on investments, purchased
      and written options, foreign currency transactions
      and capital gain distributions .......................          80,879         (50,012)        1,243,298       1,395,577
   Net change in unrealized appreciation (depreciation)
      on investments, purchased and written options
      and translation of assets and liabilities
      denominated in foreign currency ......................         138,398         390,122         3,677,796       2,819,445
                                                                  ----------      ----------       -----------     -----------
      Net increase in net assets from operations ...........         226,861         359,375         5,212,348       4,613,269
                                                                  ----------      ----------       -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..............................................          (4,729)        (16,538)           (3,391)             --
      Class I ..............................................         (16,585)        (67,930)       (1,016,220)       (114,624)
   Net realized gain on investments:
      Class N ..............................................              --              --                --              --
      Class I ..............................................              --              --                --              --
                                                                  ----------      ----------       -----------     -----------
         Total distributions ...............................         (21,314)        (84,468)       (1,019,611)       (114,624)
                                                                  ----------      ----------       -----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................          72,000          64,062           289,750         459,905
      Class I ..............................................              --          12,597        10,027,438      18,795,602
   Proceeds from reinvestment of distributions:
      Class N ..............................................           4,729          16,107             3,391              --
      Class I ..............................................          12,301          58,454           816,360          81,689
   Cost of shares redeemed:
      Class N ..............................................         (49,123)         (2,269)          (62,698)       (275,007)
      Class I ..............................................               4         (35,953)       (3,245,927)     (3,668,697)
                                                                  ----------      ----------       -----------     -----------
         Net increase (decrease) from capital share
            transactions ...................................          39,911         112,998         7,828,314      15,393,492
                                                                  ----------      ----------       -----------     -----------
         Total increase (decrease) in net assets ...........         245,458         387,905        12,021,051      19,892,137
                                                                  ----------      ----------       -----------     -----------
NET ASSETS AT END OF PERIOD ................................      $2,120,213      $1,874,755       $60,189,880     $48,168,829
                                                                  ==========      ==========       ===========     ===========
   Undistributed (distributions in excess of)
      net investment income (loss) .........................      $    7,574      $   21,304       $   291,017     $ 1,019,374
                                                                  ==========      ==========       ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 64

Aston Funds

                                             M.D. SASS                        NEW CENTURY
            DYNAMIC                       ENHANCED EQUITY                   ABSOLUTE RETURN
        ALLOCATION FUND                        FUND                            ETF FUND
-------------------------------   -------------------------------   ------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2011     OCTOBER 31,    APRIL 30, 2011     OCTOBER 31,    APRIL 30, 2011    OCTOBER 31,
  (UNAUDITED)          2010          (UNAUDITED)         2010         (UNAUDITED)          2010
----------------   ------------   ----------------   ------------   ----------------   -----------
  $ 54,234,248     $ 39,190,617     $ 92,563,052     $ 22,551,815     $ 15,302,474     $17,706,406
  ------------     ------------     ------------     ------------     ------------     -----------

       (33,826)         264,081          876,106          683,504           (9,426)         20,462


     3,132,743          741,477        2,292,774        4,370,881        1,947,824       1,736,045



     2,181,917        2,435,346        4,979,414          202,642         (573,557)       (239,203)
  ------------     ------------     ------------     ------------     ------------     -----------
     5,280,834        3,440,904        8,148,294        5,257,027        1,364,841       1,517,304
  ------------     ------------     ------------     ------------     ------------     -----------


      (145,930)        (261,689)        (293,648)        (426,131)         (19,264)       (146,952)
          (916)              --         (449,117)        (259,819)              --              --

    (1,740,103)      (2,887,100)      (1,928,441)              --               --              --
        (5,816)              --       (2,282,232)              --               --              --
  ------------     ------------     ------------     ------------     ------------     -----------
    (1,892,765)      (3,148,789)      (4,953,438)        (685,950)         (19,264)       (146,952)
  ------------     ------------     ------------     ------------     ------------     -----------


     8,755,962       32,698,165       14,596,861       44,586,779        1,603,732       5,937,875
     6,598,631               --       22,873,164       48,514,306               --              --

     1,882,196        3,145,004        2,192,592          382,851           16,478         134,238
         6,732               --        2,204,053          199,668               --              --

   (22,367,565)     (21,091,653)     (13,519,569)     (24,359,831)     (14,651,884)     (9,846,397)
       (70,000)              --       (2,586,064)      (3,883,613)              --              --
  ------------     ------------     ------------     ------------     ------------     -----------

    (5,194,044)      14,751,516       25,761,037       65,440,160      (13,031,674)     (3,774,284)
  ------------     ------------     ------------     ------------     ------------     -----------
    (1,805,975)      15,043,631       28,955,893       70,011,237      (11,686,097)     (2,403,932)
  ------------     ------------     ------------     ------------     ------------     -----------
  $ 52,428,273     $ 54,234,248     $121,518,945     $ 92,563,052     $  3,616,377     $15,302,474
  ============     ============     ============     ============     ============     ===========

  $   (136,018)    $     44,654     $    144,365     $     11,024     $     (9,444)    $    19,246
  ============     ============     ============     ============     ============     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 65

Aston Funds

                                                                         LAKE PARTNERS
                                                                             LASSO                          FORTIS
                                                                       ALTERNATIVES FUND               REAL ESTATE FUND
                                                               ------------------------------   ------------------------------
                                                               SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                                                APRIL 30, 2011    OCTOBER 31,    APRIL 30, 2011    OCTOBER 31,
                                                                 (UNAUDITED)          2010         (UNAUDITED)         2010
                                                               ----------------   -----------   ----------------   -----------
NET ASSETS AT BEGINNING OF PERIOD ..........................    $  28,019,637     $ 1,844,834     $35,582,298      $25,916,242
                                                                -------------     -----------     -----------      -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................          170,118          85,500         139,684          686,822
   Net realized gain (loss) on investments and foreign
      currency transactions ................................          708,515         201,877       1,026,986        3,634,054
   Net change in unrealized appreciation on
      investments and translation of assets and
      liabilities denominated in foreign currency ..........        2,726,189         978,225       5,073,094        6,812,329
                                                                -------------     -----------     -----------      -----------
      Net increase in net assets from operations ...........        3,604,822       1,265,602       6,239,764       11,133,205
                                                                -------------     -----------     -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..............................................          (60,987)             --         (95,034)         (72,917)
      Class I ..............................................         (200,883)        (36,852)       (532,220)        (473,146)
   Net realized gain on investments:
      Class N ..............................................          (51,647)             --              --               --
      Class I ..............................................         (141,825)        (34,918)             --               --
                                                                -------------     -----------     -----------      -----------
         Total distributions ...............................         (455,342)        (71,770)       (627,254)        (546,063)
                                                                -------------     -----------     -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................        7,802,011       8,267,290         824,008        1,712,572
      Class I ..............................................       72,609,639      19,246,775              --           17,423
   Proceeds from reinvestment of distributions:
      Class N ..............................................          112,282            --            93,419           71,964
      Class I ..............................................          314,308          70,540         532,220          473,146
   Cost of shares redeemed:
      Class N ..............................................         (893,853)       (230,156)     (1,453,951)      (1,218,520)
      Class I ..............................................       (3,227,775)     (2,373,478)         (6,922)      (1,977,671)
      Class N ..............................................               --              --              --               --
                                                                -------------     -----------     -----------      -----------
         Net increase (decrease) from capital share
            transactions ...................................       76,716,612      24,980,971         (11,226)        (921,086)
                                                                -------------     -----------     -----------      -----------
         Total increase (decrease) in net assets ...........       79,866,092      26,174,803       5,601,284        9,666,056
                                                                -------------     -----------     -----------      -----------
NET ASSETS AT END OF PERIOD ................................    $ 107,885,729     $28,019,637     $41,183,582      $35,582,298
                                                                =============     ===========     ===========      ===========
      Undistributed (distributions in excess of)
         net investment income (loss) ......................    $      33,411     $   125,163     $    (9,617)     $   477,953
                                                                =============     ===========     ===========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 66

Aston Funds

       MONTAG & CALDWELL
         BALANCED FUND                TCH FIXED INCOME FUND
------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2011    OCTOBER 31,    APRIL 30, 2011     OCTOBER 31,
  (UNAUDITED)          2010         (UNAUDITED)         2010
----------------   -----------   ----------------   ------------
  $30,555,528      $16,086,414     $61,154,711      $ 67,283,501
  -----------      -----------     -----------      ------------

      124,256          281,365       1,394,803         3,098,126

    1,290,285        1,068,509        (122,591)        1,687,483


      763,239          306,742         108,812         1,206,902
  -----------      -----------     -----------      ------------
    2,177,780        1,656,616       1,381,024         5,992,511
  -----------      -----------     -----------      ------------


     (133,126)        (325,346)     (1,033,950)       (2,251,206)
      (36,015)         (19,082)       (348,357)         (874,684)

           --               --              --                --
           --               --              --                --
  -----------      -----------     -----------      ------------
     (169,141)        (344,428)     (1,382,307)       (3,125,890)
  -----------      -----------     -----------      ------------


      702,293        1,799,160       3,736,266         9,803,619
    4,559,497          243,509         752,385         2,920,795

      128,983          314,990         985,456         2,152,347
       30,090           15,241         283,658           763,701

   (7,381,958)      (6,350,713)     (6,677,965)      (14,792,052)
     (181,704)        (137,168)     (2,222,694)       (9,843,821)
           --       17,271,907              --                --
  -----------      -----------     -----------      ------------

   (2,142,799)      13,156,926      (3,142,894)       (8,995,411)
  -----------      -----------     -----------      ------------
     (134,160)      14,469,114      (3,144,177)       (6,128,790)
  -----------      -----------     -----------      ------------
  $30,421,368      $30,555,528     $58,010,534      $ 61,154,711
  ===========      ===========     ===========      ============

  $  (223,556)     $  (178,671)    $   303,675      $    291,179
  ===========      ===========     ===========      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 67

Aston Funds
ASTON/MONTAG & CALDWELL GROWTH FUND - CLASS N                     APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED          YEAR           YEAR          YEAR         YEAR         YEAR
                                                 04/30/11        ENDED          ENDED         ENDED        ENDED        ENDED
                                               (UNAUDITED)     10/31/10       10/31/09      10/31/08     10/31/07     10/31/06
                                               -----------    ----------     ----------     --------     --------     --------
Net Asset Value, Beginning of Period ........  $    22.92     $    20.87     $    18.84     $  31.51     $  25.15     $  23.35
                                               ----------     ----------     ----------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (a) .............        0.07           0.12           0.08         0.07         0.06         0.07
      Net realized and unrealized gain (loss)
         on investments .....................        2.89           2.01(b)        2.61        (8.66)        6.54         1.80
                                               ----------     ----------     ----------     --------     --------     --------
         Total from investment operations ...        2.96           2.13           2.69        (8.59)        6.60         1.87
                                               ----------     ----------     ----------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................       (0.13)         (0.08)         (0.06)       (0.05)       (0.06)       (0.07)
      Distributions from net realized gain
         on investments .....................       (0.04)            --          (0.60)       (4.03)       (0.18)          --
                                               ----------     ----------     ----------     --------     --------     --------
         Total distributions ................       (0.17)         (0.08)         (0.66)       (4.08)       (0.24)       (0.07)
                                               ----------     ----------     ----------     --------     --------     --------
Net increase (decrease) in net asset value ..        2.79           2.05           2.03       (12.67)        6.36         1.80
                                               ----------     ----------     ----------     --------     --------     --------
Net Asset Value, End of Period ..............  $    25.71     $    22.92     $    20.87     $  18.84     $  31.51     $  25.15
                                               ==========     ==========     ==========     ========     ========     ========
TOTAL RETURN (c) ............................       12.95%(d)      10.20%         15.08%      (31.13)%      26.41%        8.02%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $1,623,987     $1,506,075     $1,277,346     $602,905     $759,567     $846,100
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................        1.06%(e)       1.08%(f)       1.11%        1.08%(f)     1.07%(f)     1.06%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................        1.06%(e)       1.08%(f)       1.11%        1.08%(f)     1.07%(f)     1.06%(f)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................        0.56%(e)       0.56%          0.41%        0.26%        0.23%        0.28%
      After reimbursement and/or waiver of
         expenses by Adviser ................        0.56%(e)       0.56%          0.41%        0.26%        0.23%        0.28%
   Portfolio Turnover .......................       32.17%(d)      57.39%(g)      35.09%(h)    52.32%       69.02%       68.74%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Includes payments by affiliates of less than $0.005 per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d) Not Annualized.

(e) Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2010, October 31, 2008, October 31, 2007, and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g)  Portfolio turnover rate excludes securities received from a reorganization.

(h) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 68

Aston Funds
ASTON/MONTAG & CALDWELL GROWTH FUND - CLASS I                     APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                              SIX MONTHS
                                                ENDED          YEAR           YEAR          YEAR           YEAR          YEAR
                                               04/30/11        ENDED          ENDED         ENDED         ENDED          ENDED
                                             (UNAUDITED)     10/31/10       10/31/09      10/31/08      10/31/07       10/31/06
                                             -----------    ----------     ----------     --------     ----------     ----------
Net Asset Value, Beginning of Period ......  $    23.05     $    20.97     $    18.94     $  31.61     $    25.24     $    23.44
                                             ----------     ----------     ----------     --------     ----------     ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (a) ...........        0.10           0.18           0.12         0.13           0.14           0.13
      Net realized and unrealized gain
         (loss) on investments ............        2.91           2.02(b)        2.62        (8.70)          6.55           1.82
                                             ----------     ----------     ----------     --------     ----------     ----------
         Total from investment operations .        3.01           2.20           2.74        (8.57)          6.69           1.95
                                             ----------     ----------     ----------     --------     ----------     ----------
    LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ............       (0.19)         (0.12)         (0.11)       (0.07)         (0.14)         (0.15)
      Distributions from net realized gain
         on investments ...................       (0.04)           --           (0.60)       (4.03)         (0.18)            --
                                             ----------     ----------     ----------     --------     ----------     ----------
         Total distributions ..............       (0.23)         (0.12)         (0.71)       (4.10)         (0.32)         (0.15)
                                             ----------     ----------     ----------     --------     ----------     ----------
Net increase (decrease) in net asset
   value ..................................        2.78           2.08           2.03       (12.67)          6.37           1.80
                                             ----------     ----------     ----------     --------     ----------     ----------
Net Asset Value, End of Period ............  $    25.83     $    23.05     $    20.97     $  18.94     $    31.61     $    25.24
                                             ==========     ==========     ==========     ========     ==========     ==========
TOTAL RETURN (c) ..........................       13.11%(d)      10.49%         15.36%      (30.96)%        26.72%          8.36%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...  $1,737,589     $1,528,981     $1,205,637     $754,671     $1,254,382     $1,246,683
   Ratios of expenses to average net
      assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..............        0.81%(e)       0.83%(f)       0.86%        0.83%(f)       0.79%(f)       0.78%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ..............        0.81%(e)       0.83%(f)       0.86%        0.83%(f)       0.79%(f)       0.78%(f)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..............        0.81%(e)       0.81%          0.66%        0.51%          0.51%          0.56%
      After reimbursement and/or waiver of
         expenses by Adviser ..............        0.81%(e)       0.81%          0.66%        0.51%          0.51%          0.56%
   Portfolio Turnover .....................       32.17%(d)      57.39%(g)      35.09%(h)    52.32%         69.02%         68.74%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Includes payments by affiliates of less than $0.005 per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2010, October 31, 2008, October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g)  Portfolio turnover rate excludes securities received from a reorganization.

(h) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 69

Aston Funds
ASTON/MONTAG & CALDWELL GROWTH FUND - CLASS R                     APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED       YEAR        YEAR        YEAR         YEAR        YEAR
                                                 04/30/11     ENDED       ENDED       ENDED        ENDED       ENDED
                                               (UNAUDITED)  10/31/10    10/31/09    10/31/08     10/31/07    10/31/06
                                               -----------  --------    --------    --------     --------    --------
Net Asset Value, Beginning of Period ........   $22.70      $20.73      $18.69      $ 31.33      $25.04      $23.23
                                                ------      ------      ------      -------      ------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (a) .............     0.04        0.07        0.03           --(b)       --(b)     0.01
      Net realized and unrealized gain (loss)
         on investments .....................     2.85        1.98(c)     2.61        (8.58)       6.49        1.80
                                                ------      ------      ------      -------      ------      ------
         Total from investment operations ...     2.89        2.05        2.64        (8.58)       6.49        1.81
                                                ------      ------      ------      -------      ------      ------
    LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.09)      (0.08)         --        (0.03)      (0.02)         --
      Distributions from net realized gain
         on investments .....................    (0.04)         --       (0.60)       (4.03)      (0.18)         --
                                                ------      ------      ------      -------      ------      ------
         Total distributions ................    (0.13)      (0.08)      (0.60)       (4.06)      (0.20)         --
                                                ------      ------      ------      -------      ------      ------
Net increase (decrease) in net asset value ..     2.76        1.97        2.04       (12.64)       6.29        1.81
                                                ------      ------      ------      -------      ------      ------
Net Asset Value, End of Period ..............   $25.46      $22.70      $20.73      $ 18.69      $31.33      $25.04
                                                ======      ======      ======      =======      ======      ======
TOTAL RETURN (d) ............................    12.81%(e)    9.90%      14.87%      (31.28)%     26.06%       7.79%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $8,270      $7,292      $3,840      $   266      $4,062      $  693
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.31%(f)    1.33%(g)    1.36%        1.33%(g)    1.29%(g)    1.28%(g)
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.31%(f)    1.33%(g)    1.36%        1.33%(g)    1.29%(g)    1.28%(g)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     0.31%(f)    0.31%       0.16%        0.01%       0.01%       0.06%
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.31%(f)    0.31%       0.16%        0.01%       0.01%       0.06%
    Portfolio Turnover ......................    32.17%(e)   57.39%(h)   35.09%(i)    52.32%      69.02%      68.74%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Includes payments by affiliates of less than $0.005 per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2010, October 31, 2008, October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(h)  Portfolio turnover rate excludes securities received from a reorganization.

(i) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 70

Aston Funds
ASTON/VEREDUS SELECT GROWTH FUND - CLASS N                        APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED       YEAR       YEAR       YEAR       YEAR     YEAR
                                                 04/30/11     ENDED      ENDED      ENDED     ENDED     ENDED
                                               (UNAUDITED)  10/31/10   10/31/09   10/31/08  10/31/07  10/31/06
                                               -----------  --------   --------   --------  --------  --------
Net Asset Value, Beginning of Period ........  $ 11.35      $  9.07    $  8.69    $ 16.77   $  13.08  $ 11.88
                                               -------      -------    -------    -------   --------  --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........     0.01(a)     (0.04)     (0.01)     (0.06)     (0.08)   (0.03)(a)
      Net realized and unrealized gain (loss)
         on investments .....................     1.97         2.32       0.39      (5.60)      3.77     1.24
                                               -------      -------    -------    -------   --------  --------
         Total from investment operations ...     1.98         2.28       0.38      (5.66)      3.69     1.21
                                               -------      -------    -------    -------   --------  --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ..............       --           --(b)      --         --         --       --
      Distributions from net realized gain
         on investments .....................       --           --         --      (2.42)        --    (0.01)
                                               -------      -------    -------    -------   --------  --------
         Total distributions ................       --           --         --      (2.42)        --    (0.01)
                                               -------      -------    -------    -------   --------  --------
Net increase (decrease) in net asset value ..     1.98         2.28       0.38      (8.08)      3.69     1.20
                                               -------      -------    -------    -------   --------  --------
Net Asset Value, End of Period ..............  $ 13.33      $ 11.35    $  9.07    $  8.69   $  16.77  $ 13.08
                                               =======      =======    =======    =======   ========  ========
TOTAL RETURN (c) ............................    17.45%(d)    25.15%      4.37%    (39.09)%    28.14%   10.22%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $45,275      $42,567    $39,437    $37,142   $ 50,783  $ 34,687
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.30%(e)     1.33%      1.37%      1.34%      1.52%    1.75%
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.30%(e)     1.30%      1.30%      1.30%      1.30%    1.30%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     0.10%(e)     (0.38)%    (0.24)%   (0.55)%    (0.81)%  (0.72)%
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.10%(e)     (0.35)%    (0.17)%   (0.51)%    (0.59)%  (0.27)%
   Portfolio Turnover .......................   128.50%(d)    325.01%    331.55%   387.57%    283.38%  269.88%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $(0.005) per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 71

Aston Funds
ASTON/VEREDUS SELECT GROWTH FUND - CLASS I                        APRIL 30, 2011
FINANCIAL HIGHLIGHTS


                                                  SIX MONTHS
                                                    ENDED       YEAR      YEAR      YEAR       YEAR       YEAR
                                                  04/30/11      ENDED     ENDED     ENDED     ENDED      ENDED
                                                 (UNAUDITED)  10/31/10  10/31/09  10/31/08  10/31/07  10/31/06(a)
                                                 -----------  --------  --------  --------  --------  -----------

Net Asset Value, Beginning of Period ..........  $ 11.48      $  9.16   $  8.74   $ 16.83   $ 13.08   $ 11.97
                                                 -------      -------   -------   -------   -------   -------
   Income from Investment Operations:
      Net investment income (loss) ............     0.02(b)     (0.01)     0.01     (0.02)    (0.02)       --(b)(c)
      Net realized and unrealized gain (loss)
         on investments .......................     2.00         2.34      0.41     (5.65)     3.77      1.11
                                                 -------      -------   -------   -------   -------   -------
         Total from investment operations .....     2.02         2.33      0.42     (5.67)     3.75      1.11
                                                 -------      -------   -------   -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ................       --        (0.01)       --        --        --        --
      Distributions from net realized gain
         on investments .......................       --           --        --     (2.42)       --        --
                                                 -------      -------   -------   -------   -------   -------
         Total distributions ..................       --        (0.01)       --     (2.42)       --        --
                                                 -------      -------   -------   -------   -------   -------
Net increase (decrease) in net asset value ....     2.02         2.32      0.42     (8.09)     3.75      1.11
                                                 -------      -------   -------   -------   -------   -------
Net Asset Value, End of Period ................  $ 13.50      $ 11.48   $  9.16   $  8.74   $ 16.83   $ 13.08
                                                 =======      =======   =======   =======   =======   =======
TOTAL RETURN (d) ..............................    17.60%(e)    25.39%     4.81%   (38.96)%   28.52%     9.27%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......  $ 71,333     $ 61,939  $ 47,699  $ 46,040  $ 3,216   $ 1,015
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................     1.05%(f)     1.08%     1.12%     1.09%     1.19%     1.43%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ..................     1.05%(f)     1.05%     1.05%     1.05%     0.97%     0.98%(f)
   Ratios of net investment income (loss) to
       average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................     0.35%(f)    (0.13)%    0.01%    (0.30)%   (0.48)%   (0.55)%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ..................     0.35%(f)    (0.10)%    0.08%    (0.26)%   (0.26)%   (0.10)%(f)
   Portfolio Turnover .........................   128.50%(e)   325.01%   331.55%   387.57%   283.38%   269.88%

----------
(a) Veredus Select Growth Fund, Class I, commenced investment operations on September 11, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 72

Aston Funds
ASTON/TAMRO DIVERSIFIED EQUITY FUND - CLASS N                     APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED       YEAR      YEAR      YEAR       YEAR      YEAR
                                                 04/30/11     ENDED     ENDED     ENDED     ENDED      ENDED
                                               (UNAUDITED)  10/31/10  10/31/09  10/31/08  10/31/07   10/31/06
                                               -----------  --------  --------  --------  --------   --------
Net Asset Value, Beginning of Period ........  $ 11.83       $ 9.72    $ 8.34    $ 14.41   $13.91     $ 12.40
                                               -------       ------    ------    -------   -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........    (0.01)          --(a)     --(a)    0.04     0.03        0.09
      Net realized and unrealized gain (loss)
         on investments .....................     1.99         2.13      1.42      (4.94)    2.13        1.53
                                               -------       ------    ------    -------   -------    -------
         Total from investment operations ...     1.98         2.13      1.42      (4.90)    2.16        1.62
                                               -------       ------    ------    -------   -------    -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................       --        (0.02)    (0.04)     (0.01)   (0.03)      (0.11)
      Distributions from net realized gain
         on investments .....................       --           --        --      (1.16)   (1.63)         --
                                               -------       ------    ------    -------   -------    -------
         Total distributions ................       --        (0.02)    (0.04)     (1.17)   (1.66)      (0.11)
                                               -------       ------    ------    -------   -------    -------
Net increase (decrease) in net asset value ..     1.98         2.11      1.38      (6.07)    0.50        1.51
                                               -------       ------    ------    -------   -------    -------
Net Asset Value, End of Period ..............  $ 13.81       $11.83    $ 9.72    $  8.34   $14.41     $ 13.91
                                               =======       ======    ======    =======   ======     =======
TOTAL RETURN (b) ............................     16.74%(c)   21.95%    17.13%    (36.75)%  16.98%      13.10%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $ 23,710     $15,670   $10,486   $  8,562   $15,359    $15,864
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.61%(d)    1.63%     1.95%      1.88%    1.74%(e)    1.54%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.20%(d)    1.20%     1.20%      1.20%    1.20%(e)    1.22%(e)
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    (0.60)%(d)   (0.45)%   (0.77)%    (0.37)%  (0.30)%      0.36%
      After reimbursement and/or waiver of
         expenses by Adviser ................    (0.19)%(d)   (0.02)%   (0.02)%     0.31%    0.24%       0.68%
   Portfolio Turnover .......................     22.31%(c)   81.75%    85.49%     93.82%   37.87%      43.88%

----------
(a)  Represents less than $(0.005) per share.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and 0.02% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 73

Aston Funds
ASTON/HERNDON LARGE CAP VALUE FUND -- CLASS N                     APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                                      SIX MONTHS
                                                                        ENDED        PERIOD
                                                                       04/30/11      ENDED
                                                                     (UNAUDITED)  10/31/10(a)
                                                                     -----------  -----------
Net Asset Value, Beginning of Period .............................   $ 10.39      $10.00
                                                                     -------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................      0.02(b)     0.03
      Net realized and unrealized gain on investments ............      1.73        0.36
                                                                     -------      ------
         Total from investment operations ........................      1.75        0.39
                                                                     -------      ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..     (0.01)         --
                                                                     -------      ------
         Total distributions .....................................     (0.01)         --
                                                                     -------      ------
Net increase in net asset value ..................................      1.74        0.39
                                                                     -------      ------
Net Asset Value, End of Period ...................................   $ 12.13      $10.39
                                                                     =======      ======
TOTAL RETURN (c) .................................................     16.90%(d)    3.90%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................   $11,350      $1,472
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      2.50%(e)   13.84%(e)
      After reimbursement and/or waiver of expenses by Adviser ...      1.30%(e)    1.30%(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..     (0.80)%(e)   (11.94)%(e)
      After reimbursement and/or waiver of expenses by Adviser ...      0.41%(e)    0.60%(e)
   Portfolio Turnover ............................................     36.91%(d)   38.64%(d)

----------
(a) Herndon Large Cap Value Fund, Class N, commenced investment operations on March 31, 2010.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 74

Aston Funds
ASTON/HERNDON LARGE CAP VALUE FUND -- CLASS I                     APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                                         PERIOD
                                                                          ENDED
                                                                        04/30/11
                                                                     (UNAUDITED)(a)
                                                                     --------------
Net Asset Value, Beginning of Period .............................     $11.48
                                                                       ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ......................................       0.01(b)
      Net realized and unrealized gain on investments ............       0.64
                                                                       ------
         Total from investment operations ........................       0.65
                                                                       ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..         --
                                                                       ------
         Total distributions .....................................         --
                                                                       ------
Net increase in net asset value ..................................       0.65
                                                                       ------
Net Asset Value, End of Period ...................................     $12.13
                                                                       ======
Total Return (b) .................................................       5.66%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................     $  528
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..       2.25%(e)
      After reimbursement and/or waiver of expenses by Adviser ...       1.05%(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..      (0.55)%(e)
      After reimbursement and/or waiver of expenses by Adviser ...       0.66%(e)
   Portfolio Turnover ............................................      36.91%(d)

----------
(a) Herndon Large Cap Value Fund, Class I, commenced investment operations on March 2, 2011.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 75

Aston Funds
ASTON VALUE FUND - CLASS N                                        APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR        YEAR        YEAR         YEAR     YEAR
                                                 04/30/11       ENDED       ENDED       ENDED       ENDED     ENDED
                                               (UNAUDITED)    10/31/10    10/31/09    10/31/08    10/31/07  10/31/06
                                               -----------    --------    --------    --------    --------  --------
Net Asset Value, Beginning of Period ........  $  9.20        $  8.31     $  9.07     $ 15.57     $  14.06  $  12.15
                                               -------        -------     -------     -------     --------  --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.07(a)        0.13        0.15        0.15         0.19      0.21
      Net realized and unrealized gain (loss)
         on investments .....................     1.43           0.89        0.41       (5.08)        2.09      2.09
                                               -------        -------     -------     -------     --------  --------
         Total from investment operations ...     1.50           1.02        0.56       (4.93)        2.28      2.30
                                               -------        -------     -------     -------     --------  --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.06)         (0.13)      (0.15)      (0.16)       (0.20)    (0.20)
      Distributions from net realized gain
         on investments .....................       --             --       (1.17)      (1.41)       (0.57)    (0.19)
                                               -------        -------     -------     -------     --------  --------
         Total distributions ................    (0.06)         (0.13)      (1.32)      (1.57)       (0.77)    (0.39)
                                               -------        -------     -------     -------     --------  --------
Net increase (decrease) in net asset value ..     1.44           0.89       (0.76)      (6.50)        1.51      1.91
                                               -------        -------     -------     -------     --------  --------
Net Asset Value, End of Period ..............  $ 10.64        $  9.20     $  8.31     $  9.07     $  15.57  $  14.06
                                               =======        =======     =======     =======     ========  ========
TOTAL RETURN (b) ............................    16.33%(c)      12.37%       8.60%     (34.85)%      16.77%    19.35%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $24,283        $19,984     $20,173     $19,704     $130,476  $103,819
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.39%(d)       1.19%(e)    1.21%       1.18%(e)     1.16%     1.16%
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.10%(d)(f)    1.07%(e)    1.07%(g)    1.02%(e)     0.94%     0.94%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.21%(d)       1.32%       1.77%       1.22%        1.06%     1.37%
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.35%(d)       1.44%       1.91%       1.38%        1.28%     1.59%
   Portfolio Turnover .......................    19.54%(c)(h)   37.44%      39.00%      67.57%       28.05%    26.86%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2010 and October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 1.07% to 1.19%. Voluntary expense limitations can end at anytime.

(g) The Adviser removed the contractual expense limitation, not including interest expense or acquired fund fees and expenses, and implemented a voluntary expense limitation of 1.07% effective March 1, 2009. Voluntary waivers can end at anytime.

(h) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 76

Aston Funds
ASTON VALUE FUND - CLASS I                                        APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED        YEAR         YEAR         YEAR          YEAR     YEAR
                                                 04/30/11      ENDED        ENDED        ENDED        ENDED     ENDED
                                               (UNAUDITED)   10/31/10     10/31/09     10/31/08     10/31/07  10/31/06
                                               -----------   --------     --------     --------     --------  --------
Net Asset Value, Beginning of Period ........  $ 9.19        $   8.31     $   9.06     $  15.57     $  14.07  $  12.16
                                               ------        --------     --------     --------     --------  --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................    0.08(a)         0.15         0.17         0.20         0.23      0.24
      Net realized and unrealized gain (loss)
         on investments .....................    1.44            0.88         0.42        (5.10)        2.07      2.09
                                               ------        --------     --------     --------     --------  --------
         Total from investment operations ...    1.52            1.03         0.59        (4.90)        2.30      2.33
                                               ------        --------     --------     --------     --------  --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................   (0.07)          (0.15)       (0.17)       (0.20)       (0.23)    (0.23)
      Distributions from net realized gain
         on investments .....................      --              --        (1.17)       (1.41)       (0.57)    (0.19)
                                               ------        --------     --------     --------     --------  --------
         Total distributions ................   (0.07)          (0.15)       (1.34)       (1.61)       (0.80)    (0.42)
                                               ------        --------     --------     --------     --------  --------
Net increase (decrease) in net asset value ..    1.45            0.88        (0.75)       (6.51)        1.50      1.91
                                               ------        --------     --------     --------     --------  --------
Net Asset Value, End of Period ..............  $10.64        $   9.19     $   8.31     $   9.06     $  15.57  $  14.07
                                               ======        ========     ========     ========     ========  ========
TOTAL RETURN (b) ............................   16.60%(c)       12.53%        9.01%      (34.73)%      16.98%    19.64%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $  132        $204,051     $205,580     $188,688     $289,024  $247,667
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    0.94%(d)        0.94%(e)     0.96%        0.93%(e)     0.91%     0.91%
      After reimbursement and/or waiver of
         expenses by Adviser ................    0.82%(f)        0.82%(e)     0.82%(g)     0.77%(e)     0.69%     0.69%
    Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    1.46%(d)        1.57%        2.02%        1.47%        1.31%     1.62%
      After reimbursement and/or waiver of
         expenses by Adviser ................    1.60%(d)        1.69%        2.16%        1.63%        1.53%     1.84%
   Portfolio Turnover .......................   19.54%(c)(h)    37.44%       39.00%       67.57%       28.05%    26.86%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expense to average net assets included interest expense of less than 0.005% for the years ended October 31, 2010 and October 31, 2008, which is not included in the contractual expense limitation. The interest expenses is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 0.82% to 0.94%. Voluntary expense limitations can end at anytime.

(g) The Adviser removed the contractual expense limitation, not including interest expense or acquired fund fees and expenses, and implemented a voluntary expense limitation of 0.82% effective March 1, 2009. Voluntary expense limitations can end at anytime.

(h) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 77

Aston Funds
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND - CLASS N            APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED       YEAR         YEAR      YEAR         YEAR      YEAR
                                                 04/30/11     ENDED        ENDED     ENDED       ENDED      ENDED
                                               (UNAUDITED)  10/31/10     10/31/09  10/31/08    10/31/07   10/31/06
                                               -----------  --------     --------  --------    --------   --------
Net Asset Value, Beginning of Period ........  $  10.23     $   8.58    $  8.43    $ 12.58     $ 11.81    $  9.91
                                               --------     --------    -------    -------     -------    -------
   Income from Investment Operations:
      Net investment income .................      0.15(a)      0.26(a)    0.26(a)    0.38        0.46(a)    0.42
      Short-term capital gains distributions
         received ...........................        --           --          --        --          --         --(b)
      Net realized and unrealized gain (loss)
         on investments .....................      1.08         1.62       0.08      (3.54)       0.81       1.89
                                               --------     --------    -------    -------     -------    -------
         Total from investment operations ...      1.23         1.88       0.34      (3.16)       1.27       2.31
                                               --------     --------    -------    -------     -------    -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.13)       (0.23)     (0.19)     (0.32)      (0.37)     (0.41)
      Return of capital .....................        --           --         --      (0.01)         --         --
      Distributions from net realized gain
         on investments .....................        --           --         --      (0.66)      (0.13)        --
                                               --------     --------    -------    -------     -------    -------
         Total distributions ................     (0.13)       (0.23)     (0.19)     (0.99)      (0.50)     (0.41)
                                               --------     --------    -------    -------     -------    -------
Net increase (decrease) in net asset value ..      1.10         1.65       0.15      (4.15)       0.77       1.90
                                               --------     --------    -------    -------     -------    -------
Net Asset Value, End of Period ..............  $  11.33     $  10.23    $  8.58    $  8.43     $ 12.58    $ 11.81
                                               ========     ========    =======    =======     =======    =======
TOTAL RETURN (c) ............................     12.11%(d)    22.20%      4.33%    (26.82)%     10.89%     23.71%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $192,251     $135,544    $81,842    $51,504     $32,313    $15,899
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.10%(e)     1.14%      1.21%      1.35%(f)    1.53%      2.48%
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.10%(e)     1.14%      1.21%      1.30%(f)    1.30%      1.30%
   Ratios of net investment income
      to average net assets:
         Before reimbursement and/or waiver
            of expenses by Adviser ..........      2.73%(e)     2.69%      3.36%      3.81%       3.48%      2.77%
      After reimbursement and/or waiver of
         expenses by Adviser ................      2.73%(e)     2.69%      3.36%      3.86%       3.71%      3.95%
   Portfolio Turnover .......................     14.52%(d)    29.92%     47.34%     48.95%     114.56%     45.50%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 78

Aston Funds
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND - CLASS I            APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED       YEAR        YEAR       YEAR          YEAR
                                                 04/30/11     ENDED       ENDED      ENDED        ENDED
                                               (UNAUDITED)  10/31/10    10/31/09   10/31/08    10/31/07(a)
                                               -----------  --------    --------   --------    -----------
Net Asset Value, Beginning of Period ........  $  10.22     $   8.57    $  8.42    $ 12.57     $ 12.94
                                               --------     --------    -------    -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.16(b)      0.28(b)    0.29(b)    0.41        0.16(b)
      Net realized and unrealized gain (loss)
         on investments .....................      1.08         1.63       0.07      (3.55)      (0.37)
                                               --------     --------    -------    -------     -------
         Total from investment operations ...      1.24         1.91       0.36      (3.14)      (0.21)
                                               --------     --------    -------    -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.14)       (0.26)     (0.21)     (0.34)      (0.16)
      Return of capital .....................        --           --         --      (0.01)         --
      Distributions from net realized gain on
         investments ........................        --           --         --      (0.66)         --
                                               --------     --------    -------    -------     -------
         Total distributions ................     (0.14)       (0.26)     (0.21)     (1.01)      (0.16)
                                               --------     --------    -------    -------     -------
Net increase (decrease) in net asset value ..      1.10         1.65       0.15      (4.15)      (0.37)
                                               --------     --------    -------    -------     -------
Net Asset Value, End of Period ..............  $  11.32     $  10.22    $  8.57    $  8.42     $ 12.57
                                               ========     ========    =======    =======     =======
TOTAL RETURN (c) ............................     12.26%(d)    22.53%      4.59%    (26.66)%     (1.58)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $250,496     $137,629    $77,185    $   144     $   197
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.85%(e)     0.89%      0.96%      1.10%(f)    1.42%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.85%(e)     0.89%      0.96%      1.05%(f)    0.96%(e)
   Ratios of net investment income to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      2.98%(e)     2.94%      3.61%      4.06%       2.86%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      2.98%(e)     2.94%      3.61%      4.11%       3.33%(e)
Portfolio Turnover ..........................     14.52%(d)    29.92%     47.34%     48.95%     114.56%

----------
(a) River Road Dividend All Cap Value Fund, Class I, commenced investment operations on June 28, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 79

Aston Funds
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND - CLASS N             APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED       YEAR      YEAR        YEAR
                                                 04/30/11     ENDED     ENDED      ENDED
                                               (UNAUDITED)  10/31/10  10/31/09  10/31/08(a)
                                               -----------  --------  --------  -----------
Net Asset Value, Beginning of Period ........  $ 8.51       $ 6.83    $  5.85   $ 10.00
                                               ------       ------    -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................   (0.04)       (0.04)     (0.04)    (0.05)
      Net realized and unrealized gain (loss)
         on investments .....................    1.97         1.74       1.02     (4.10)
                                               ------       ------    -------   -------
         Total from investment operations ...    1.93         1.70       0.98     (4.15)
                                               ------       ------    -------   -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      --        (0.02)        --        --
                                               ------       ------    -------   -------
         Total distributions ................      --        (0.02)        --        --
                                               ------       ------    -------   -------
Net increase (decrease) in net asset value ..    1.93         1.68       0.98     (4.15)
                                               ------       ------    -------   -------
Net Asset Value, End of Period ..............  $10.44       $ 8.51    $  6.83   $  5.85
                                               ======       ======    =======   =======
TOTAL RETURN (b) ............................   22.68%(c)    24.85%     16.75%   (41.50)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $4,708       $3,399    $ 2,959   $ 1,815
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    3.02%(d)     3.55%      5.02%     5.80%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................    1.40%(d)     1.40%      1.40%     1.40%(d)
   Ratios of net investment loss to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................   (2.51)%(d)   (2.75)%    (4.13)%    5.07)%(d)
      After reimbursement and/or waiver of
         expenses by Adviser ................   (0.89)%(d)   (0.60)%    (0.51)%   (0.67)%(d)
   Portfolio Turnover .......................   15.42%(c)    31.49%     54.37%    63.66%(c)

----------
(a) Montag & Caldwell Mid Cap Growth Fund, Class N, commenced investment operations on November 2, 2007.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 80

Aston Funds
ASTON/FAIRPOINTE MID CAP FUND - CLASS N                           APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR          YEAR         YEAR          YEAR        YEAR
                                                 04/30/11      ENDED          ENDED        ENDED        ENDED        ENDED
                                               (UNAUDITED)    10/31/10      10/31/09     10/31/08     10/31/07     10/31/06
                                               -----------   ----------     --------     --------     --------     --------
Net Asset Value, Beginning of Period ........  $   29.04     $    22.73     $  17.25     $  32.32     $  27.16     $  23.21
                                               ---------     ----------     --------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........       0.06           0.01         0.09         0.05        (0.02)       (0.02)
      Net realized and unrealized gain (loss)
         on investments .....................       5.36           6.35         5.82       (12.93)        7.01         4.88
                                               ---------     ----------     --------     --------     --------     --------
         Total from investment operations ...       5.42           6.36         5.91       (12.88)        6.99         4.86
                                               ---------     ----------     --------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.06)         (0.05)       (0.14)          --           --           --
      Distributions from net realized gain
         on investments .....................      (0.10)            --        (0.29)       (2.19)       (1.83)       (0.91)
                                               ---------     ----------     --------     --------     --------     --------
         Total distributions ................      (0.16)         (0.05)       (0.43)       (2.19)       (1.83)       (0.91)
                                               ---------     ----------     --------     --------     --------     --------
Net increase (decrease) in net asset value ..       5.26           6.31         5.48       (15.07)        5.16         3.95
                                               ---------     ----------     --------     --------     --------     --------
Net Asset Value, End of Period ..............  $   34.30     $    29.04     $  22.73     $  17.25     $  32.32     $  27.16
                                               =========     ==========     ========     ========     ========     ========
TOTAL RETURN (a) ............................      18.69%(b)      28.01%       35.60%      (42.50)%      27.08%       21.39%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $1,861,339    $1,469,354     $842,233     $508,886     $823,036     $577,891
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.10%(c)       1.14%(d)     1.20%(d)     1.16%(d)     1.15%(d)     1.16%
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.10%(c)       1.14%(d)     1.20%(d)     1.16%(d)     1.15%(d)     1.16%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       0.38%(c)         --%(e)     0.46%        0.18%       (0.09)%      (0.09)%
      After reimbursement and/or waiver of
         expenses by Adviser ................       0.38%(c)         --%(e)     0.46%        0.18%       (0.09)%      (0.09)%
   Portfolio Turnover .......................       2.35%(b)      13.82%       17.72%       22.58%       26.15%       30.65%

----------
(a) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e)  Represents less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 81

Aston Funds
ASTON/FAIRPOINTE MID CAP FUND - CLASS I                           APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED        YEAR       YEAR       YEAR         YEAR        YEAR
                                                 04/30/11      ENDED      ENDED      ENDED       ENDED        ENDED
                                               (UNAUDITED)   10/31/10   10/31/09   10/31/08    10/31/07     10/31/06
                                               -----------   --------   --------   --------    --------     --------
Net Asset Value, Beginning of Period ........  $  29.41      $23.00     $17.47     $ 32.64     $  27.34     $ 23.30
                                               --------      ------     ------     -------     --------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.10        0.07       0.13        0.11         0.05        0.05
      Net realized and unrealized gain (loss)
         on investments .....................      5.43        6.43       5.89      (13.09)        7.08        4.90
                                               --------      ------     ------     -------     --------     -------
         Total from investment operations ...      5.53        6.50       6.02      (12.98)        7.13        4.95
                                               --------      ------     ------     -------     --------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.07)      (0.09)     (0.20)         --           --          --
      Distributions from net realized gain
         on investment ......................     (0.10)         --      (0.29)      (2.19)       (1.83)      (0.91)
                                               --------      ------     ------     -------     --------     -------
         Total distributions ................     (0.17)      (0.09)     (0.49)      (2.19)       (1.83)      (0.91)
                                               --------      ------     ------     -------     --------     -------
Net increase (decrease) in net asset value ..      5.36        6.41       5.53      (15.17)        5.30        4.04
                                               --------      ------     ------     -------     --------     -------
Net Asset Value, End of Period ..............  $  34.77      $29.41     $23.00     $ 17.47     $  32.64     $ 27.34
                                               ========      ======     ======     =======     ========     =======
TOTAL RETURN (a) ............................     18.84%(b)   28.31%     35.97%     (42.39)%      27.43%      21.76%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $1,230,755    $499,651   $150,953   $93,176     $126,691     $81,670
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.85%(c)    0.89%(d)   0.95%(d)    0.91%(d)     0.87%(d)    0.89%
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.85%(c)    0.89%(d)   0.95%(d)    0.91%(d)     0.87%(d)    0.89%
   Ratios of net investment income to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.63%(c)    0.25%      0.71%       0.43%        0.19%       0.18%
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.63%(c)    0.25%      0.71%       0.43%        0.19%       0.18%
   Portfolio Turnover .......................      2.35%(b)   13.82%     17.72%      22.58%       26.15%      30.65%

----------
(a) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(b)  Not Annualized.

(c)  Annualized.

(d) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 82

Aston Funds
ASTON/CARDINAL MID CAP VALUE FUND - CLASS N                       APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED       YEAR      YEAR       YEAR
                                                 04/30/11     ENDED     ENDED     ENDED
                                               (UNAUDITED)  10/31/10  10/31/09 10/31/08(a)
                                               -----------  --------  -------- -----------
Net Asset Value, Beginning of Period ........   $ 8.51       $ 7.17   $ 6.23   $ 10.00
                                                ------       ------   ------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.03(b)      0.03     0.02      0.01
      Net realized and unrealized gain (loss)
         on investments .....................     1.79         1.34     0.99     (3.78)
                                                ------       ------   ------   -------
         Total from investment operations ...     1.82         1.37     1.01     (3.77)
                                                ------       ------   ------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment
         income .............................    (0.04)       (0.03)   (0.07)       --
                                                ------       ------   ------   -------
         Total distributions ................    (0.04)       (0.03)   (0.07)       --
                                                ------       ------   ------   -------
Net increase (decrease) in net asset value ..     1.78         1.34     0.94     (3.77)
                                                ------       ------   ------   -------
Net Asset Value, End of Period ..............   $10.29       $ 8.51   $ 7.17   $  6.23
                                                ======       ======   ======   =======
Total Return (c) ............................    21.44%(d)    19.14%   16.45%   (37.70)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $1,767       $1,409   $  916   $   783
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     6.06%(e)     7.64%   11.18%    11.20%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.40%(e)     1.40%    1.40%     1.40%(e)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    (4.07)%(e)   (5.87)%  (9.48)%     (9.64)%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.59%(e)     0.37%    0.30%     0.16%(e)
   Portfolio Turnover .......................    24.08%(d)    39.23%   65.55%    50.79%(d)

----------
(a) Cardinal Mid Cap Value Fund, Class N, commenced investment operations on November 2, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 83

Aston Funds
ASTON/VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                    APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR        YEAR        YEAR          YEAR        YEAR
                                                 04/30/11       ENDED       ENDED       ENDED        ENDED        ENDED
                                               (UNAUDITED)    10/31/10    10/31/09    10/31/08     10/31/07     10/31/06
                                               -----------    --------    --------    --------     --------     --------
Net Asset Value, Beginning of Period ........  $ 11.80        $  8.97     $  8.38     $  22.42     $  18.44     $  18.35
                                               -------        -------     -------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................    (0.06)(a)      (0.14)(a)   (0.10)       (0.17)       (0.24)(a)    (0.22)(a)
      Net realized and unrealized gain (loss)
         on investments .....................     3.97           2.97        0.74        (8.31)        5.45         0.31
                                               -------        -------     -------     --------     --------     --------
         Total from investment operations ...     3.91           2.83        0.64        (8.48)        5.21         0.09
                                               -------        -------     -------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain
         on investments .....................       --             --       (0.05)       (5.56)       (1.23)          --
                                               -------        -------     -------     --------     --------     --------
         Total distributions ................       --             --       (0.05)       (5.56)       (1.23)          --
                                               -------        -------     -------     --------     --------     --------
Net increase (decrease) in net asset value ..     3.91           2.83        0.59       (14.04)        3.98         0.09
                                               -------        -------     -------     --------     --------     --------
Net Asset Value, End of Period ..............  $ 15.71        $ 11.80     $  8.97     $   8.38     $  22.42     $  18.44
                                               =======        =======     =======     ========     ========     ========
TOTAL RETURN (b) ............................    33.14%(c)      31.55%       7.79%      (47.87)%      30.01%        0.49%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $35,814        $33,594     $32,140     $ 43,149     $114,803     $367,113
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.66%(d)(e)    1.63%       1.82%(e)     1.55%(e)     1.48%(e)     1.41%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.49%(d)(e)    1.49%       1.49%(e)     1.49%(e)     1.48%(e)     1.41%(e)
   Ratios of net investment loss
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    (1.02)%(d)      (1.40)%    (1.48)%      (1.21)%      (1.27)%      (1.15)%
      After reimbursement and/or waiver of
         expenses by Adviser ................    (0.85)%(d)      (1.27)%    (1.15)%      (1.15)%      (1.27)%      (1.15)%
   Portfolio Turnover .......................    94.37%(c)     187.83%     264.98%      166.19%      126.54%      133.21%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2011, and the years ended October 31, 2009 and October 31, 2008, 0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 84

Aston Funds
ASTON/VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                    APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR        YEAR         YEAR         YEAR        YEAR
                                                 04/30/11       ENDED       ENDED        ENDED       ENDED        ENDED
                                               (UNAUDITED)    10/31/10    10/31/09     10/31/08    10/31/07     10/31/06
                                               -----------    --------    --------     --------    --------     --------
Net Asset Value, Beginning of Period ........  $ 12.19        $  9.25     $  8.61      $ 22.83     $  18.71     $  18.57
                                               -------        -------     -------      -------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................    (0.04)(a)      (0.11)(a)   (0.08)       (0.21)       (0.19)(a)    (0.17)(a)
      Net realized and unrealized gain (loss)
         on investments .....................     4.11           3.05        0.77        (8.45)        5.54         0.31
                                               -------        -------     -------      -------     --------     --------
         Total from investment operations ...     4.07           2.94        0.69        (8.66)        5.35         0.14
                                               -------        -------     -------      -------     --------     --------
    LESS DISTRIBUTIONS:
      Distributions from net realized gain
         on investments .....................       --             --       (0.05)       (5.56)       (1.23)          --
                                               -------        -------     -------      -------     --------     --------
         Total distributions ................       --             --       (0.05)       (5.56)       (1.23)          --
                                               -------        -------     -------      -------     --------     --------
Net increase (decrease) in net asset value ..     4.07           2.94        0.64       (14.22)        4.12         0.14
                                               -------        -------     -------      -------     --------     --------
Net Asset Value, End of Period ..............  $ 16.26        $ 12.19     $  9.25      $  8.61     $  22.83     $  18.71
                                               =======        =======     =======      =======     ========     ========
TOTAL RETURN (b) ............................    33.39%(c)      31.78%       8.16%      (47.77)%      30.34%        0.75%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $21,639        $16,190     $13,356      $16,719     $115,942     $150,697
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.41%(d)(e)    1.38%       1.57%(e)     1.30%(e)     1.19%(e)     1.13%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.24%(d)(e)    1.24%       1.24%(e)     1.24%(e)     1.19%(e)     1.13%(e)
   Ratios of net investment loss
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    (0.77)%(d)     (1.15)%     (1.23)%      (0.96)%      (0.98)%      (0.87)%
      After reimbursement and/or waiver of
         expenses by Adviser ................    (0.60)%(d)     (1.02)%     (0.90)%      (0.90)%      (0.98)%      (0.87)%
   Portfolio Turnover .......................    94.37%(c)     187.83%     264.98%      166.19%      126.54%      133.21%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2011, and the years ended October 31, 2009 and October 31, 2008, 0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 85

Aston Funds
ASTON/CROSSWIND SMALL CAP GROWTH FUND - CLASS N                   APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                                        PERIOD
                                                                        ENDED
                                                                     04/30/11(a)
                                                                     (UNAUDITED)
                                                                     ------------
Net Asset Value, Beginning of Period .............................   $ 10.00
                                                                     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ........................................     (0.07)(b)
      Net realized and unrealized gain on investments ............      2.67
                                                                     -------
         Total from investment operations ........................      2.60
                                                                     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ..        --
                                                                     -------
         Total distributions .....................................        --
                                                                     -------
Net increase in net asset value ..................................      2.60
                                                                     -------
Net Asset Value, End of Period ...................................   $ 12.60
                                                                     =======
TOTAL RETURN (c) .................................................     26.00%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................   $ 1,757
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..     10.95%(e)
      After reimbursement and/or waiver of expenses by Adviser ...      1.35%(e)
   Ratios of net investment loss  to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..    (10.81)%(e)
      After reimbursement and/or waiver of expenses by Adviser ...     (1.20)%(e)
   Portfolio Turnover ............................................     96.53%(d)

----------
(a) Crosswind Small Cap Growth Fund, Class N, commenced investment operations on November 3, 2010.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 86

Aston Funds
ASTON/TAMRO SMALL CAP FUND - CLASS N                              APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR         YEAR         YEAR       YEAR         YEAR
                                                 04/30/11       ENDED        ENDED        ENDED      ENDED        ENDED
                                               (UNAUDITED)    10/31/10     10/31/09     10/31/08   10/31/07     10/31/06
                                               -----------    --------     --------     --------   --------     --------
Net Asset Value, Beginning of Period ........  $  19.42       $  14.67     $  13.64     $  20.99   $  19.73     $  15.63
                                               --------       --------     --------     --------   --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........     (0.07)         (0.08)(a)    (0.05)(a)     0.05      (0.08)(a)    (0.07)(a)
      Net realized and unrealized gain (loss)
         on investments .....................      4.66           4.83         1.08        (6.43)      2.48         4.17
                                               --------       --------     --------     --------   --------     --------
         Total from investment operations ...      4.59           4.75         1.03        (6.38)      2.40         4.10
                                               --------       --------     --------     --------   --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain
         on investments .....................     (0.45)            --           --        (0.97)     (1.14)          --
                                               --------       --------     --------     --------   --------     --------
         Total distributions ................     (0.45)            --           --        (0.97)     (1.14)          --
                                               --------       --------     --------     --------   --------     --------
Net increase (decrease) in net asset value ..      4.14           4.75         1.03        (7.35)      1.26         4.10
                                               --------       --------     --------     --------   --------     --------
Net Asset Value, End of Period ..............  $  23.56       $  19.42     $  14.67     $  13.64   $  20.99     $  19.73
                                               ========       ========     ========     ========   ========     ========
TOTAL RETURN (b) ............................     23.88%(c)      32.29%        7.63%      (31.58)%    12.56%       26.23%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $423,427       $335,809     $241,524     $159,965   $235,242     $182,462
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.32%(d)       1.34%        1.37%        1.32%      1.33%(e)     1.42%
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.32%(d)       1.34%        1.36%(f)     1.30%      1.30%(e)     1.30%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (0.66)%(d)     (0.49)%      (0.41)%       0.29%     (0.42)%      (0.51)%
      After reimbursement and/or waiver of
         expenses by Adviser ................     (0.66)%(d)     (0.49)%      (0.40)%       0.31%     (0.39)%      (0.39)%
   Portfolio Turnover .......................     25.72%(c)      62.13%       89.92%       66.65%     58.88%       58.28%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser removed the contractual expense limitation of 1.30%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 87

Aston Funds
ASTON/TAMRO SMALL CAP FUND - CLASS I                              APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                   ENDED         YEAR         YEAR         YEAR       YEAR         YEAR
                                                  04/30/11       ENDED        ENDED        ENDED      ENDED        ENDED
                                                (UNAUDITED)    10/31/10     10/31/09     10/31/08   10/31/07     10/31/06
                                                -----------    --------     --------     --------   --------     --------
Net Asset Value, Beginning of Period ........    $  19.69      $  14.87     $  13.79     $  21.16   $  19.83     $ 15.67
                                                 --------      --------     --------     --------   --------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........       (0.04)        (0.04)(a)    (0.02)(a)     0.02      (0.02)(a)   (0.02)(a)
      Net realized and unrealized gain (loss)
         on investments .....................        4.73          4.87         1.12        (6.42)      2.49        4.18
                                                 --------      --------     --------     --------   --------     -------
         Total from investment operations ...        4.69          4.83         1.10        (6.40)      2.47        4.16
                                                 --------      --------     --------     --------   --------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................          --         (0.01)       (0.02)          --         --          --
      Distributions from net realized gain
         on investments .....................       (0.45)           --           --        (0.97)     (1.14)         --
                                                 --------      --------     --------     --------   --------     -------
         Total distributions ................       (0.45)        (0.01)       (0.02)       (0.97)     (1.14)         --
                                                 --------      --------     --------     --------   --------     -------
Net increase (decrease) in net asset value ..        4.24          4.82         1.08        (7.37)      1.33        4.16
                                                 --------      --------     --------     --------   --------     -------
Net Asset Value, End of Period ..............    $  23.93      $  19.69     $  14.87     $  13.79   $  21.16     $ 19.83
                                                 ========      ========     ========     ========   ========     =======
TOTAL RETURN (b) ............................       24.06%(c)     32.62%        7.94%      (31.42)%    12.86%      26.55%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....    $694,527      $549,627     $515,592     $238,399   $137,059     $63,982
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................        1.07%(d)      1.09%        1.12%        1.07%      1.05%(e)    1.11%
      After reimbursement and/or waiver of
         expenses by Adviser ................        1.07%(d)      1.09%        1.11%(f)     1.05%      1.02%(e)    0.99%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       (0.41)%(d)    (0.24)%      (0.16)%       0.54%     (0.14)%     (0.20)%
      After reimbursement and/or waiver of
         expenses by Adviser ................       (0.41)%(d)    (0.24)%      (0.15)%       0.56%     (0.11)%     (0.08)%
   Portfolio Turnover .......................       25.72%(c)     62.13%       89.92%       66.65%     58.88%      58.28%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser removed the contractual expense limitation of 1.05%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 88

Aston Funds
ASTON/RIVER ROAD SELECT VALUE FUND - CLASS N                      APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                                  SIX MONTHS
                                                                    ENDED         YEAR         YEAR          YEAR            YEAR
                                                                   04/30/11       ENDED        ENDED         ENDED          ENDED
                                                                 (UNAUDITED)    10/31/10     10/31/09      10/31/08      10/31/07(a)
                                                                 -----------    --------     --------      --------      -----------
Net Asset Value, Beginning of Period ..........................   $  9.01        $  7.71     $  7.13       $ 10.13       $ 10.00
                                                                  -------        -------     -------       -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ............................        --(b)(c)     0.02(b)       --(b)(c)      --(b)(c)    0.01
      Net realized and unrealized gain (loss) on investments ..      1.41           1.28        0.59         (3.00)         0.12
                                                                  -------        -------     -------       -------       -------
         Total from investment operations .....................      1.41           1.30        0.59         (3.00)         0.13
                                                                  -------        -------     -------       -------       -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income ................     (0.03)            --       (0.01)           --            --
      Distributions from net realized gains on investments ....     (0.08)
                                                                  -------        -------     -------       -------       -------
         Total distributions ..................................     (0.11)            --       (0.01)           --            --
                                                                  -------        -------     -------       -------       -------
Net increase (decrease) in net asset value ....................      1.30           1.30        0.58         (3.00)         0.13
                                                                  -------        -------     -------       -------       -------
Net Asset Value, End of Period ................................   $ 10.31        $  9.01     $  7.71       $  7.13       $ 10.13
                                                                  =======        =======     =======       =======       =======
TOTAL RETURN (d) ..............................................     15.76%(e)      16.86%       8.33%       (29.62)%        1.30%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......................   $57,808        $52,522     $41,801       $26,714       $10,292
   Ratios of expenses to average net assets:
      Before recoupment and/or waiver of
         expenses by Adviser ..................................      1.41%(f)       1.41%(g)    1.44%         1.56%         3.18%(f)
      After recoupment and/or waiver of
         expenses by Adviser ..................................      1.41%(f)       1.43%(g)    1.50%         1.50%         1.50%(f)
   Ratios of net investment income (loss) to
      average net assets:
         Before recoupment and/or waiver of
            expenses by Adviser ...............................     (0.09)%(f)      0.31%       0.04%        (0.08)%      (1.43)%(f)
         After recoupment and/or waiver of
            expenses by Adviser ...............................     (0.09)%(f)      0.29%      (0.02)%       (0.02)%        0.25%(f)
   Portfolio Turnover .........................................     27.13%(e)      53.73%      44.09%        54.93%        41.51%(e)

----------
(a) River Road Select Value Fund, Class N, commenced investment operations on March 29, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 89

Aston Funds
ASTON/RIVER ROAD SELECT VALUE FUND - CLASS I                      APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                                   SIX MONTHS
                                                                     ENDED        YEAR         YEAR        YEAR         YEAR
                                                                    04/30/11      ENDED        ENDED       ENDED       ENDED
                                                                  (UNAUDITED)   10/31/10     10/31/09    10/31/08   10/31/07(a)
                                                                  -----------   --------     --------    --------   -----------
Net Asset Value, Beginning of Period ...........................   $   9.04     $   7.73     $   7.14    $ 10.13      $10.51
                                                                   --------     --------     --------    -------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................       0.01(b)      0.05(b)      0.02(b)    0.02(b)     0.01
      Net realized and unrealized gain (loss) on investments ...       1.42         1.28         0.59      (3.00)      (0.39)
                                                                   --------     --------     --------    -------      ------
         Total from investment operations ......................       1.43         1.33         0.61      (2.98)      (0.38)
                                                                   --------     --------     --------    -------      ------
   LESS DISTRIBUTIONS:
      Distributions from net investment income .................      (0.05)       (0.02)       (0.02)     (0.01)         --
      Distributions from net realized gains on investments .....      (0.08)
                                                                   --------     --------     --------    -------      ------
         Total distributions ...................................      (0.13)       (0.02)       (0.02)     (0.01)         --
                                                                   --------     --------     --------    -------      ------
Net increase (decrease) in net asset value .....................       1.30         1.31         0.59      (2.99)      (0.38)
                                                                   --------     --------     --------    -------      ------
Net Asset Value, End of Period .................................   $  10.34     $   9.04     $   7.73    $  7.14      $10.13
                                                                   ========     ========     ========    =======      ======
TOTAL RETURN (c) ...............................................      15.98%(d)    17.19%        8.52%    (29.49)%     (3.52)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................   $177,332     $163,232     $167,334    $84,002      $7,482
   Ratios of expenses to average net assets:
      Before recoupment and/or waiver of expenses by Adviser ...       1.16%(e)     1.16%(f)     1.19%      1.31%       2.57%(e)
      After recoupment and/or waiver of expenses by Adviser ....       1.16%(e)     1.18%(f)     1.25%      1.25%       1.24%(e)
   Ratios of net investment income (loss) to average net assets:
      Before recoupment and/or waiver of expenses by Adviser ...       0.16%(e)     0.56%        0.29%      0.17%      (0.91)%(e)
      After recoupment and/or waiver of expenses by Adviser ....       0.16%(e)     0.54%        0.23%      0.23%       0.42%(e)
   Portfolio Turnover ..........................................      27.13%(d)    53.73%       44.09%     54.93%      41.51%(d)

----------
(a) River Road Select Value Fund, Class I, commenced investment operations on June 28, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 90

Aston Funds
ASTON/RIVER ROAD SMALL CAP VALUE FUND - CLASS N                   APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                                                 04/30/11       ENDED        ENDED        ENDED        ENDED        ENDED
                                               (UNAUDITED)    10/31/10     10/31/09     10/31/08     10/31/07     10/31/06
                                               -----------    --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period ........   $  11.60      $  10.22     $   9.30     $  14.37     $  13.46     $  10.28
                                                --------      --------     --------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........        (--)(a)      0.03         0.01         0.01(b)      0.05(b)      0.02
      Net realized and unrealized gain (loss)
         on investments .....................       1.75          1.36         0.92        (4.54)        1.04         3.16
                                                --------      --------     --------     --------     --------     --------
         Total from investment operations ...       1.75          1.39         0.93        (4.53)        1.09         3.18
                                                --------      --------     --------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.04)        (0.01)       (0.01)          --        (0.05)          --
      Distributions from net realized gain
         on investments .....................         --            --           --        (0.54)       (0.13)          --
                                                --------      --------     --------     --------     --------     --------
         Total distributions ................      (0.04)        (0.01)       (0.01)       (0.54)       (0.18)          --
                                                --------      --------     --------     --------     --------     --------
Net increase (decrease) in net asset value ..       1.71          1.38         0.92        (5.07)        0.91         3.18
                                                --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period ..............   $  13.31      $  11.60     $  10.22     $   9.30     $  14.37     $  13.46
                                                ========      ========     ========     ========     ========     ========
TOTAL RETURN (c) ............................      15.06%(d)     13.60%        9.99%      (32.51)%       8.12%       30.93%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $221,867      $213,326     $216,221     $160,245     $237,695     $167,438
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................       1.37%(e)      1.39%(f)     1.40%        1.45%(f)     1.44%(f)     1.78%
      After reimbursement and/or waiver of
         expenses by Adviser ................       1.37%(e)      1.39%(f)     1.40%(g)     1.45%(f)     1.44%(f)     1.43%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      (0.07)%(e)     0.27%        0.05%        0.08%        0.38%        0.25%
      After reimbursement and/or waiver of
         expenses by Adviser ................      (0.07)%(e)     0.27%        0.05%        0.08%        0.38%        0.60%
   Portfolio Turnover .......................      21.69%(d)     51.05%       35.83%       57.32%       74.18%       51.63%

----------
(a)  Represents less than $(0.005) per share.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2010, October 31, 2008 and October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g) The Adviser removed the contractual expense limitation of 1.50%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 91

Aston Funds
ASTON/RIVER ROAD SMALL CAP VALUE FUND - CLASS I                   APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                   ENDED        YEAR         YEAR         YEAR          PERIOD
                                                 04/30/11       ENDED        ENDED        ENDED         ENDED
                                               (UNAUDITED)    10/31/10     10/31/09     10/31/08     10/31/07(a)
                                               -----------    --------     --------     --------     -----------
Net Asset Value, Beginning of Period ........  $  11.62       $  10.24     $   9.32     $  14.37       $ 14.04
                                               --------       --------     --------     --------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.01           0.06         0.03         0.04(b)       0.09(b)
      Net realized and unrealized gain (loss)
         on investments .....................      1.75           1.35         0.92        (4.54)         0.46
                                               --------       --------     --------     --------       -------
         Total from investment operations ...      1.76           1.41         0.95        (4.50)         0.55
                                               --------       --------     --------     --------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ..............     (0.06)         (0.03)       (0.03)       (0.01)        (0.09)
      Distributions from net realized gain
         on investments .....................        --             --           --        (0.54)        (0.13)
                                               --------       --------     --------     --------       -------
         Total distributions ................     (0.06)         (0.03)       (0.03)       (0.55)        (0.22)
                                               --------       --------     --------     --------       -------
Net increase (decrease) in net asset value ..      1.70           1.38         0.92        (5.05)         0.33
                                               --------       --------     --------     --------       -------
Net Asset Value, End of Period ...........     $  13.32       $  11.62     $  10.24     $   9.32       $ 14.37
                                               ========       ========     ========     ========       =======
   TOTAL RETURN (c) .........................     15.21%(d)      13.80%       10.31%      (32.34)%        3.91%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $285,180       $255,344     $282,542     $114,666       $64,525
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.12%(e)       1.14%(f)     1.15%        1.20%(f)      1.16%(e)(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.12%(e)       1.14%(f)     1.15%(g)     1.20%(f)      1.16%(e)(f)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.18%(e)       0.52%        0.30%        0.33%         0.31%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.18%(e)       0.52%        0.30%        0.33%         0.31%(e)
   Portfolio Turnover .......................     21.69%(d)      51.05%       35.83%       57.32%        74.18%

----------
(a) River Road Small Cap Value Fund, Class I, commenced investment operations on December 13, 2006.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2010, October 31, 2008 and the period ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(g) The Adviser removed the contractual expense limitation of 1.25%, not including interest expense or acquired fund fees and expenses, effective March 1, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 92

Aston Funds
ASTON/RIVER ROAD INDEPENDENT VALUE FUND - CLASS N                 APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                 PERIOD
                                                  ENDED
                                               04/30/11(a)
                                               (UNAUDITED)
                                               -----------
Net Asset Value, Beginning of Period ........   $ 10.00
                                                -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................     (0.03)(b)
      Net realized and unrealized gain on
         investments ........................      0.90
                                                -------
         Total from investment operations ...      0.87
                                                -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................        --
                                                -------
         Total distributions ................        --
                                                -------
Net increase in net asset value .............      0.87
                                                -------
Net Asset Value, End of Period ..............   $ 10.87
                                                =======
TOTAL RETURN (c) ............................      8.70%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $62,075
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.84%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.42%(e)
   Ratios of net investment loss to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (1.40)%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     (0.98)%(e)
   Portfolio Turnover .......................     64.25%(d)

----------
(a) River Road Independent Value Fund, Class N, commenced investment operations on December 31, 2010.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 93

Aston Funds
ASTON/NEPTUNE INTERNATIONAL FUND - CLASS N                       APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR         YEAR         PERIOD
                                                 04/30/11      ENDED         ENDED        ENDED
                                               (UNAUDITED)    10/31/10     10/31/09     10/31/08(a)
                                               -----------    --------     --------     -----------
Net Asset Value, Beginning of Period ........   $  8.31        $ 7.09       $ 5.85       $ 11.14
                                                -------        ------       ------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.02(b)       0.07(b)      0.09(b)       0.02(b)
      Net realized and unrealized gain (loss)
         on investments .....................      0.95          1.55(c)      1.18(c)      (5.31)
                                                -------        ------       ------       -------
         Total from investment operations ...      0.97          1.62         1.27         (5.29)
                                                -------        ------       ------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.08)        (0.40)       (0.03)           --
                                                -------        ------       ------       -------
         Total distributions ................     (0.08)        (0.40)       (0.03)           --
                                                -------        ------       ------       -------
Net increase (decrease) in net asset value ..      0.89          1.22         1.24         (5.29)
                                                -------        ------       ------       -------
Net Asset Value, End of Period ..............   $  9.20        $ 8.31       $ 7.09       $  5.85
                                                =======        ======       ======       =======
Total Return (d) ............................     11.77%(e)     23.76%       21.94%       (47.49)%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $   509        $  432       $  293       $   225
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      7.11%(f)      8.58%(g)     2.64%         3.15%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.27%(f)      1.28%(g)     1.27%         1.27%(f)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (5.27)%(f)    (6.29)%       0.07%        (1.24)%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.57%(f)      1.01%        1.44%         0.64%(f)
   Portfolio Turnover .......................     20.04%(e)     18.94%       42.65%         7.39%

----------
(a) Neptune International Fund, Class N, commenced investment operations on June 18, 2008.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) Includes payments by affiliates of $0.01 per share for the year ended October 31, 2010 and less than $0.005 per share for the year ended October 31, 2009.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of 0.01% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 94

Aston Funds
ASTON/NEPTUNE INTERNATIONAL FUND - CLASS I                        APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                 ENDED        YEAR       YEAR       YEAR        PERIOD
                                                04/30/11      ENDED      ENDED     ENDED         ENDED
                                               (UNAUDITED)  10/31/10   10/31/09   10/31/08    10/31/07(a)
                                               -----------  --------   --------   --------    -----------
Net Asset Value, Beginning of Period ........  $ 8.32       $ 7.09     $ 5.85     $ 12.24       $10.00
                                               ------       ------     ------     -------       ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................    0.04(b)      0.09(b)    0.10(b)     0.17(b)      0.03
      Net realized and unrealized gain (loss)
         on investments .....................    0.95         1.55(c)    1.19(c)    (6.42)        2.21
                                               ------       ------     ------     -------       ------
         Total from investment operations ...    0.99         1.64       1.29       (6.25)        2.24
                                               ------       ------     ------     -------       ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................   (0.10)       (0.41)     (0.05)      (0.14)          --
                                               ------       ------     ------     -------       ------
         Total distributions ................   (0.10)       (0.41)     (0.05)      (0.14)          --
                                               ------       ------     ------     -------       ------
Net increase (decrease) in net asset value ..    0.89         1.23       1.24       (6.39)        2.24
                                               ------       ------     ------     -------       ------
Net Asset Value, End of Period ..............  $ 9.21       $ 8.32     $ 7.09     $  5.85       $12.24
                                               ======       ======     ======     =======       ======
TOTAL RETURN (d) ............................   11.92%(e)    24.16%     22.23%     (51.55)%      22.30%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $1,611       $1,443     $1,194     $ 8,378       $2,370
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    6.86%(f)     8.33%(g)   2.39%       3.02%       11.72%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................    1.02%(f)     1.03%(g)   1.02%       1.04%(h)     1.25%(f)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................   (5.02)%(f)   (6.04)%     0.32%      (0.24)%      (9.21)%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................    0.82%(f)     1.26%      1.69%       1.74%        1.26%(f)
   Portfolio Turnover .......................   20.04%(e)    18.94%     42.65%       7.39%        5.14%(e)

----------
(a) Neptune International Fund, Class I, commenced investment operations on August 6, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) Includes payments by affiliates of $0.01 per share for the year ended October 31, 2010 and less than $0.005 per share for the year ended October 31, 2009.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) Ratios of expenses to average net assets include interest expense of 0.01% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(h) Effective February 11, 2008, the contractual expense limitation of 1.40% was removed and Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Fund so that the net expense ratio is no more than 1.02%, excluding interest expense, for Class I Shares. This voluntary waiver became the contractual expense limitation on February 29, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 95

Aston Funds
ASTON/BARINGS INTERNATIONAL FUND - CLASS N                        APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                   ENDED          PERIOD
                                                 04/30/11         ENDED
                                               (UNAUDITED)     10/31/10(a)
                                               -----------     -----------
Net Asset Value, Beginning of Period ........    $ 7.24          $ 6.48
                                                 ------          ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.03(b)         0.06(b)
      Net realized and unrealized gain on
         investments ........................      0.67            0.70
                                                 ------          ------
         Total from investment operations ...      0.70            0.76
                                                 ------          ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ..............     (0.13)             --
                                                 ------          ------
         Total distributions ................     (0.13)             --
                                                 ------          ------
Net increase in net asset value .............      0.57            0.76
                                                 ------          ------
Net Asset Value, End of Period ..............    $ 7.81          $ 7.24
                                                 ======          ======
TOTAL RETURN (c) ............................      9.85%(d)       11.73%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....    $  446          $  184
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.69%(e)(f)     1.72%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.40%(e)(f)     1.40%(e)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.61%(e)        1.07%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.89%(e)        1.39%(e)
   Portfolio Turnover .......................     29.77%(d)       65.32%

----------
(a) Barings International Fund, Class N, commenced investment operations on March 3, 2010.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e)  Annualized.

(f) For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses at 1.40%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.50% to 1.40%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 96

Aston Funds
ASTON/BARINGS INTERNATIONAL FUND - CLASS I                        APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED          YEAR       YEAR       PERIOD
                                                04/30/11         ENDED      ENDED       ENDED
                                               (UNAUDITED)     10/31/10   10/31/09   10/31/08(a)
                                               -----------     --------   --------   -----------
Net Asset Value, Beginning of Period ........   $  7.26        $  6.44    $  5.08    $ 10.00
                                                -------        -------    -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.04(b)        0.06(b)    0.10(b)    0.10
                                                -------        -------    -------    -------
      Net realized and unrealized gain (loss)
         on investments .....................      0.66           0.78       1.27(c)   (5.02)
                                                -------        -------    -------    -------
         Total from investment operations ...      0.70           0.84       1.37      (4.92)
                                                -------        -------    -------    -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ..............     (0.15)         (0.02)     (0.01)        --
                                                -------        -------    -------    -------
         Total distributions ................     (0.15)         (0.02)     (0.01)        --
                                                -------        -------    -------    -------
Net increase (decrease) in net asset value ..      0.55           0.82       1.36      (4.92)
                                                -------        -------    -------    -------
Net Asset Value, End of Period ..............   $  7.81        $  7.26    $  6.44    $  5.08
                                                =======        =======    =======    =======
Total Return (d) ............................      9.83%(e)      12.89%     27.11%    (49.20)%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $59,744        $47,985    $28,277    $ 5,517
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.44%(f)(g)    1.47%      2.01%      3.95%(f)(h)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.15%(f)(g)    1.15%      1.15%      1.18%(f)(h)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.86%(f)       0.63%      0.80%     (1.11)%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.14%(f)       0.95%      1.66%      1.66%(f)
   Portfolio Turnover .......................     29.77%(e)      65.32%    115.51%    121.99%(e)

----------
(a) Barings International Fund, Class I, commenced investment operations on November 2, 2007.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Includes payments by affiliates of less than $0.005 per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f)  Annualized.

(g) For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses at 1.15%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.25% to 1.15%.

(h) Ratios of expenses to average net assets include interest expense of less than 0.01% for the period ended October 31, 2008, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      | 97

Aston Funds
ASTON DYNAMIC ALLOCATION FUND - CLASS N                           APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR        YEAR         PERIOD
                                                04/30/11       ENDED       ENDED        ENDED
                                               (UNAUDITED)   10/31/10    10/31/09    10/31/08(a)
                                               -----------   --------    ---------   -----------
Net Asset Value, Beginning of Period ........  $  9.25       $  9.17     $  8.24      $ 10.00
                                               -------       -------     -------      -------
   Income from Investment Operations:
      Net investment income (loss) ..........    (0.01)(b)      0.05        0.06         0.07
      Net realized and unrealized income
         (loss) on investments ..............     0.98          0.66        0.99(c)     (1.76)
                                               -------       -------     -------      -------
         Total from investment operations ...     0.97          0.71        1.05        (1.69)
                                               -------       -------     -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.03)        (0.05)      (0.12)       (0.07)
      Distributions from net realized gains
         on investments .....................    (0.31)        (0.58)         --           --
                                               -------       -------     -------      -------
         Total distributions ................    (0.34)        (0.63)      (0.12)       (0.07)
                                               -------       -------     -------      -------
Net increase (decrease) in net asset value ..     0.63          0.08        0.93        (1.76)
                                               -------       -------     -------      -------
Net Asset Value, End of Period ..............  $  9.88       $  9.25     $  9.17      $  8.24
                                               =======       =======     =======      =======
Total Return (d) ............................    10.67%(e)      7.92%      12.98%      (16.98)%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $45,646       $54,234     $39,191      $ 6,070
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser (f) ............     1.51%(g)      1.45%(h)    1.69%        5.11%(g)(h)
      After reimbursement and/or waiver of
         expenses by Adviser (f) ............     1.30%(g)      1.30%(h)    1.30%        1.31%(g)(h)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................    (0.36)%(g)     0.38%(h)    0.39%       (2.48)%(g)(h)
      After reimbursement and/or waiver of
         expenses by Adviser ................    (0.14)%(g)     0.53%(h)    0.78%        1.32%(g)(h)
   Portfolio Turnover .......................   156.73%(e)    519.43%     365.93%      498.68%(e)

----------
(a) Dynamic Allocation Fund, Class N, commenced investment operations on January 10, 2008.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Includes payments by affiliates of less than $0.005 per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f) Does not include expenses of the underlying funds in which the Fund invests.

(g)  Annualized.

(h) Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010 and 0.01% for the period ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 98

Aston Funds
ASTON DYNAMIC ALLOCATION FUND - CLASS I                           APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                  PERIOD
                                                  ENDED
                                               04/30/11(a)
                                               (UNAUDITED)
                                               -----------
Net Asset Value, Beginning of Period ........   $  9.28
                                                -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.01(b)
      Net realized and unrealized gain on
         investments ........................      0.94
                                                -------
         Total from investment operations ...      0.95
                                                -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.05)
      Distributions from net realized gains
         on investments .....................     (0.31)
                                                -------
         Total distributions ................     (0.36)
                                                -------
Net increase in net asset value .............      0.59
                                                -------
Net Asset Value, End of Period ..............   $  9.87
                                                =======
TOTAL RETURN (c) ............................     10.47%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $ 6,782
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser (e) ............      1.26%(f)
      After reimbursement and/or waiver of
         expenses by Adviser (e) ............      1.05%(f)
   Ratios of net investment income (loss) to
         average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (0.11)%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.11%(f)
   Portfolio Turnover .......................    156.73%(d)

----------
(a) Dynamic Allocation Fund, Class I, commenced investment operations on November 2, 2010.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e) Does not include expenses of the underlying funds in which the Fund invests.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 99

Aston Funds
ASTON/M.D. SASS ENHANCED EQUITY FUND - CLASS N                    APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        YEAR        YEAR         PERIOD
                                                 04/30/11      ENDED       ENDED        ENDED
                                               (UNAUDITED)   10/31/10    10/31/09    10/31/08(a)
                                               -----------   --------    --------    -----------
Net Asset Value, Beginning of Period ........   $  9.41       $  8.57    $  8.09       $ 10.00
                                                -------       -------    -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.07          0.10       0.11          0.14
      Net realized and unrealized gain (loss)
         on investments .....................      0.61          0.84       1.02         (1.91)
                                                -------       -------    -------       -------
         Total from investment operations ...      0.68          0.94       1.13         (1.77)
                                                -------       -------    -------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.06)        (0.10)     (0.13)        (0.14)
      Distributions from net realized gain on
         investments ........................     (0.37)           --      (0.52)           --
                                                -------       -------    -------       -------
         Total distributions ................     (0.43)        (0.10)     (0.65)        (0.14)
                                                -------       -------    -------       -------
Net increase (decrease) in net asset value ..      0.25          0.84       0.48         (1.91)
                                                -------       -------    -------       -------
Net Asset Value, End of Period ..............   $  9.66       $  9.41    $  8.57       $  8.09
                                                =======       =======    =======       =======
Total Return (b) ............................      7.30%(c)     11.05%     15.86%       (17.91)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $51,070       $46,423    $22,552       $14,389
   Ratios of expenses to average net assets:
      Before reimbursement, waiver and/or
         recoupment of expenses by Adviser ..      1.20%(d)      1.37%      2.11%         2.38%(d)
      After reimbursement, waiver and/or
         recoupment of expenses by Adviser ..      1.32%(d)      1.40%      1.25%(e)      1.10%(d)
   Ratios of net investment income to average
      net assets:
      Before reimbursement, waiver and/or
         recoupment of expenses by Adviser ..      1.55%(d)      1.20%      0.55%         0.86%(d)
      After reimbursement, waiver and/or
         recoupment of expenses by Adviser ..      1.43%(d)      1.17%      1.41%         2.14%(d)
   Portfolio Turnover .......................     45.42%(c)     41.33%     51.56%        23.68%(c)

----------
(a) M.D. Sass Enhanced Equity Fund, Class N, commenced investment operations on January 15, 2008.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Effective June 1, 2009, the contractual expense limitation was increased from 1.10% to 1.40% due to the change in Sub-Adviser.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 100

Aston Funds
ASTON/M.D. SASS ENHANCED EQUITY FUND - CLASS I                    APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                   ENDED          PERIOD
                                                 04/30/11         ENDED
                                               (UNAUDITED)     10/31/10(a)
                                               -----------     -----------
Net Asset Value, Beginning of Period ........    $  9.41       $     9.04
                                                 -------       ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................       0.08             0.09
      Net realized and unrealized gain on
         investments ........................       0.61             0.37
                                                 -------       ----------
         Total from investment operations ...       0.69             0.46
                                                 -------       ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................      (0.07)           (0.09)
      Distributions from net realized gain on
         investments ........................      (0.37)              --
                                                 -------       ----------
         Total distributions ................      (0.44)           (0.09)
                                                 -------       ----------
Net increase in net asset value .............       0.25             0.37
                                                 -------       ----------
Net Asset Value, End of Period ..............    $  9.66       $     9.41
                                                 =======       ==========
TOTAL RETURN (b) ............................       7.54%(c)         5.10%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....    $70,449       $   46,140
   Ratios of expenses to average net assets:
      Before reimbursement, waiver and/or
         recoupment of expenses by Adviser ..       0.95%(d)         1.10%(d)
      After reimbursement, waiver and/or
         recoupment of expenses by Adviser ..       1.07%(d)         1.15%(d)
   Ratios of net investment income to average
      net assets:
      Before reimbursement, waiver and/or
         recoupment of expenses by Adviser ..       1.80%(d)         1.37%(d)
      After reimbursement, waiver and/or
         recoupment of expenses by Adviser ..       1.68%(d)         1.32%(d)
   Portfolio Turnover .......................      45.42%(c)        41.33%

----------
(a) M.D. Sass Enhanced Equity Fund, Class I, commenced investment operations on March 3, 2010.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 101

Aston Funds
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND -- CLASS N             APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED          YEAR       YEAR        PERIOD
                                                04/30/11        ENDED       ENDED        ENDED
                                               (UNAUDITED)     10/31/10   10/31/09    10/31/08(a)
                                               -----------     --------   --------    ----------
Net Asset Value, Beginning of Period ........   $  9.79        $  8.89    $  8.64       $ 10.00
                                                -------        -------    -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........     (0.01)(b)         --(c)    0.04          0.01
      Net realized and unrealized gain (loss)
         on investments .....................      1.10           0.98       0.28         (1.37)
                                                -------        -------    -------       -------
         Total from investment operations ...      1.09           0.98       0.32         (1.36)
                                                -------        -------    -------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.01)         (0.08)     (0.07)           --
                                                -------        -------    -------       -------
         Total distributions ................     (0.01)         (0.08)     (0.07)           --
                                                -------        -------    -------       -------
Net increase (decrease) in net asset value ..      1.08           0.90       0.25         (1.36)
                                                -------        -------    -------       -------
Net Asset Value, End of Period ..............   $ 10.87        $  9.79    $  8.89       $  8.64
                                                =======        =======    =======       =======
Total Return (d) ............................     11.17%(e)      11.00%      3.85%       (13.60)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $ 3,616        $15,302    $17,706       $13,748
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser (f) ............      2.34%(g)(h)    1.78%      1.51%         3.77%(g)
      After reimbursement and/or waiver of
         expenses by Adviser (f) ............      1.50%(g)(h)    1.39%      1.21%(i)      1.50%(g)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     (1.01)%(g)     (0.27)%     0.21%        (2.02)%(g)
      After reimbursement and/or waiver of
         expenses by Adviser ................     (0.18)%(g)      0.12%      0.51%         0.25%(g)
   Portfolio Turnover .......................    183.20%(e)     338.88%    325.31%       172.11%(e)

----------
(a) New Century Absolute Return ETF Fund, Class N, commenced investment operations on March 4, 2008.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $0.005 per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f) Does not include expenses of the underlying funds in which the Fund invests.

(g)  Annualized.

(h) Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2011, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(i) The Sub-Adviser has agreed that for any full calendar year of operations, if any such period the Fund had a total return (before taxes) of less than zero then the Sub-Adviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the Adviser has agreed to reduce its advisory fee to 0.15%. For the calendar period ended December 31, 2008, the Fund's total return was less than zero, therefore the Adviser reduced its advisory fee to 0.15% for the 2009 calendar year. The Adviser voluntarily waived 0.12% of its advisory fees through October 31, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 102

Aston Funds
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND -- CLASS N            APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED        PERIOD
                                                 04/30/11       ENDED
                                               (UNAUDITED)   10/31/10(a)
                                               -----------   -----------
Net Asset Value, Beginning of Period ........   $ 11.97      $ 11.48
                                                -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment gain ......................      0.03         0.04(b)
   Net realized and unrealized gain on
      investments ...........................      0.86         0.45
                                                -------      -------
      Total from investment operations ......      0.89         0.49
                                                -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.08)          --
      Distributions from capital gains ......     (0.07)          --
                                                -------      -------
         Total distributions ................     (0.15)          --
                                                -------      -------
Net increase in net asset value .............      0.74         0.49
                                                -------      -------
Net Asset Value, End of Period ..............   $ 12.71      $ 11.97
                                                =======      =======
TOTAL RETURN (c) ............................      7.43%(d)     4.27%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $15,993      $ 8,296
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser (e) ............      1.57%(f)     2.19%(f)
      After reimbursement and/or waiver of
         expenses by Adviser (e) ............      1.45%(f)     1.45%(f)(g)
   Ratios of net investment loss to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.34%(f)    (0.25)%(f)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.46%(f)     0.49%(f)
   Portfolio Turnover .......................     31.05%(d)   116.68%

----------
(a) Lake Partners LASSO Alternatives Fund, Class N, commenced investment operations on March 3, 2010.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(d)  Not Annualized.

(e) Does not include expenses of the underlying funds in which the Fund invests.

(f)  Annualized.

(g) Effective March 30, 2010, the contractual expense limitation was decreased from 1.60% to 1.45%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 103

Aston Funds
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND -- CLASS I            APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED        YEAR        PERIOD
                                                 04/30/11     ENDED         ENDED
                                               (UNAUDITED)   10/31/10    10/31/09(a)
                                               -----------   --------    -----------
Net Asset Value, Beginning of Period ........   $ 11.98      $ 11.15       $ 10.00
                                                -------      -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........      0.04         0.08(b)        (--)(c)
      Net realized and unrealized gain on
         investments ........................      0.87         0.89          1.15
                                                -------      -------       -------
         Total from investment operations ...      0.91         0.97          1.15
                                                -------      -------       -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.09)       (0.07)           --
      Distributions from net realized gain on
         investments ........................     (0.07)       (0.07)           --
                                                -------      -------       -------
         Total distributions ................     (0.16)       (0.14)           --
                                                -------      -------       -------
Net increase in net asset value .............      0.75         0.83          1.15
                                                -------      -------       -------
Net Asset Value, End of Period ..............   $ 12.73      $ 11.98       $ 11.15
                                                =======      =======       =======
TOTAL RETURN (d) ............................      7.64%(e)     8.74%        11.50%(e)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $91,893      $19,723       $ 1,845
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser (f) ............      1.32%(g)     2.32%        18.16%(g)
      After reimbursement and/or waiver of
         expenses by Adviser (f) ............      1.20%(g)     1.24%(h)      1.35%(g)
   Ratios of net investment income (loss) to
      average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.59%(g)    (0.41)%      (16.92)%(g)
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.71%(g)     0.67%        (0.11)%(g)
   Portfolio Turnover .......................     31.05%(e)   116.68%        65.93%(e)

----------
(a) Lake Partners LASSO Alternatives Fund, Class I, commenced investment operations on April 1, 2009.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(e)  Not Annualized.

(f) Does not include expenses of the underlying funds in which the Fund invests.

(g)  Annualized.

(h) Effective March 30, 2010, the contractual expense limitation was decreased from 1.35% to 1.20%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 104

Aston Funds
ASTON/FORTIS REAL ESTATE FUND - CLASS N                           APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED        YEAR        YEAR         YEAR         YEAR        YEAR
                                                 04/30/11      ENDED       ENDED        ENDED        ENDED       ENDED
                                               (UNAUDITED)   10/31/10    10/31/09     10/31/08     10/31/07    10/31/06
                                               -----------   --------    --------     --------     --------    --------
Net Asset Value, Beginning of Period ........   $ 8.16       $ 5.77       $  6.08     $ 15.59      $ 19.99     $ 16.23
                                                ------       ------       -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.02(a)      0.14(a)       0.15(a)     0.07(a)      0.30(a)     0.32(a)
      Net realized and unrealized gain (loss)
         on investments .....................     1.40         2.36         (0.28)      (5.50)       (0.40)       5.42
                                                ------       ------       -------     -------      -------     -------
         Total from investment operations ...     1.42         2.50         (0.13)      (5.43)       (0.10)       5.74
                                                ------       ------       -------     -------      -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.13)       (0.11)        (0.18)      (0.09)       (0.05)      (0.13)
      Distributions from net realized gain
         on investments .....................       --           --            --       (3.99)       (4.25)      (1.85)
                                                ------       ------       -------     -------      -------     -------
         Total distributions ................    (0.13)       (0.11)        (0.18)      (4.08)       (4.30)      (1.98)
                                                ------       ------       -------     -------      -------     -------
Net increase (decrease) in net asset value ..     1.29         2.39         (0.31)      (9.51)       (4.40)       3.76
                                                ------       ------       -------     -------      -------     -------
Net Asset Value, End of Period ..............   $ 9.45       $ 8.16       $  5.77     $  6.08      $ 15.59     $ 19.99
                                                ======       ======       =======     =======      =======     =======
TOTAL RETURN (b) ............................    17.63%(c)    43.77%        (1.44)%    (43.76)%      (1.41)%     39.19%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $6,533       $6,158       $ 4,011     $ 6,030      $49,123     $72,506
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.65%(d)     1.68%(e)      1.94%       1.57%(e)     1.46%(e)    1.46%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.37%(d)     1.37%(e)      1.37%       1.37%(e)     1.37%(e)    1.37%(e)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     0.27%(d)     1.65%         2.55%       0.49%        1.73%       1.77%
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.55%(d)     1.96%         3.12%       0.69%        1.82%       1.86%
   Portfolio Turnover .......................    14.17%(c)    75.30%       139.76%      85.08%       88.75%      83.15%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2010, October 31, 2008, October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 105

Aston Funds
ASTON/FORTIS REAL ESTATE FUND - CLASS I                           APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED        YEAR        YEAR        YEAR        YEAR         YEAR
                                                 04/30/11      ENDED       ENDED       ENDED       ENDED        ENDED
                                               (UNAUDITED)   10/31/10    10/31/09    10/31/08    10/31/07     10/31/06
                                               -----------   --------    --------    --------    --------     --------
Net Asset Value, Beginning of Period ........  $  8.12       $  5.74     $  6.08     $ 15.62      $ 20.00     $ 16.23
                                               -------       -------     -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.03(a)       0.16(a)     0.16(a)     0.09(a)      0.34(a)     0.36(a)
      Net realized and unrealized gain (loss)
         on investments .....................     1.39          2.34       (0.28)      (5.51)       (0.40)       5.42
                                               -------       -------     -------     -------      -------     -------
         Total from investment operations ...     1.42          2.50       (0.12)      (5.42)       (0.06)       5.78
                                               -------       -------     -------     -------      -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.15)        (0.12)      (0.22)      (0.13)       (0.07)      (0.16)
      Distributions from net realized gain
         on investments .....................       --            --          --       (3.99)       (4.25)      (1.85)
                                               -------       -------     -------     -------      -------     -------
         Total distributions ................    (0.15)        (0.12)      (0.22)      (4.12)       (4.32)      (2.01)
                                               -------       -------     -------     -------      -------     -------
Net increase (decrease) in net asset value ..     1.27          2.38       (0.34)      (9.54)       (4.38)       3.77
                                               -------       -------     -------     -------      -------     -------
Net Asset Value, End of Period ..............  $  9.39       $  8.12     $  5.74     $  6.08      $ 15.62     $ 20.00
                                               =======       =======     =======     =======      =======     =======
TOTAL RETURN (b) ............................    17.71%(c)     44.14%      (1.27)%    (43.58)%      (1.18)%     39.54%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $34,650       $29,425     $21,905     $23,411      $41,545     $46,025
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.40%(d)      1.43%(e)    1.69%       1.32%(e)     1.20%(e)    1.21%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.12%(d)      1.12%(e)    1.12%       1.12%(e)     1.11%(e)    1.12%(e)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     0.52%(d)      1.90%       2.80%       0.74%        1.99%       2.02%
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.80%(d)      2.21%       3.37%       0.94%        2.08%       2.11%
   Portfolio Turnover .......................    14.17%(c)     75.30%     139.76%      85.08%       88.75%      83.15%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2010, October 31, 2008, October 31, 2007 and October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 106

Aston Funds
ASTON/MONTAG & CALDWELL BALANCED FUND - CLASS N                   APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED        YEAR        YEAR        YEAR        YEAR         YEAR
                                                 04/30/11     ENDED        ENDED       ENDED      ENDED         ENDED
                                               (UNAUDITED)   10/31/10    10/31/09    10/31/08    10/31/07     10/31/06
                                               -----------   --------    --------    --------    --------     --------
Net Asset Value, Beginning of Period ........   $ 19.13      $ 17.73     $ 15.61     $ 19.98     $ 17.21      $ 16.41
                                                -------      -------     -------     -------     -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................      0.08(a)      0.21(a)     0.21(a)     0.29        0.19(a)      0.18(a)
      Net realized and unrealized gain (loss)
         on investments .....................      1.31         1.47        2.15       (4.42)       2.82         0.87
                                                -------      -------     -------     -------     -------      -------
         Total from investment operations ...      1.39         1.68        2.36       (4.13)       3.01         1.05
                                                -------      -------     -------     -------     -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................     (0.10)       (0.28)      (0.24)      (0.24)      (0.24)       (0.25)
                                                -------      -------     -------     -------     -------      -------
         Total distributions ................     (0.10)       (0.28)      (0.24)      (0.24)      (0.24)       (0.25)
                                                -------      -------     -------     -------     -------      -------
Net increase (decrease) in net asset value ..      1.29         1.40        2.12       (4.37)       2.77         0.80
                                                -------      -------     -------     -------     -------      -------
Net Asset Value, End of Period ..............   $ 20.42      $ 19.13     $ 17.73     $ 15.61     $ 19.98      $ 17.21
                                                =======      =======     =======     =======     =======      =======
TOTAL RETURN (b) ............................      7.31%(c)     9.54%      15.32%     (20.87)%     17.63%        6.56%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $24,387      $29,194     $14,938     $16,586     $16,703      $23,355
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      1.53%(d)     1.38%       1.73%       1.74%       1.72%(e)     1.33%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................      1.35%(d)     1.13%       1.26%       1.35%       1.36%(e)     1.33%(e)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................      0.59%(d)     0.89%       0.81%       0.74%       0.71%        1.07%
      After reimbursement and/or waiver of
         expenses by Adviser ................      0.78%(d)     1.15%       1.28%       1.13%       1.07%        1.07%
   Portfolio Turnover .......................     21.40%(c)    51.68%(f)   38.72%      43.65%      36.25%       33.70%

----------
(a) The selected per share data was calculated using the weighed average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f)  Portfolio turnover rate excludes securities received from a reorganization.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 107

Aston Funds
ASTON/Montag & CALDWELL BALANCED FUND - CLASS I                   APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED        YEAR       YEAR       YEAR       YEAR        YEAR
                                                 04/30/11     ENDED       ENDED      ENDED     ENDED        ENDED
                                               (UNAUDITED)   10/31/10   10/31/09   10/31/08   10/31/07    10/31/06
                                               -----------   --------   --------   --------   --------    --------
Net Asset Value, Beginning of Period ........   $19.08       $17.68     $15.57     $ 19.94    $17.19      $16.39
                                                ------       ------     ------     -------    ------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.10(a)      0.22(a)    0.23(a)     0.27      0.24(a)     0.22(a)
      Net realized and unrealized gain (loss)
         on investments .....................     1.31         1.46       2.16       (4.35)     2.80        0.88
                                                ------       ------     ------     -------    ------      ------
         Total from investment operations ...     1.41         1.68       2.39       (4.08)     3.04        1.10
                                                ------       ------     ------     -------    ------      ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.12)       (0.28)     (0.28)      (0.29)    (0.29)      (0.30)
                                                ------       ------     ------     -------    ------      ------
         Total distributions ................    (0.12)       (0.28)     (0.28)      (0.29)    (0.29)      (0.30)
                                                ------       ------     ------     -------    ------      ------
Net increase (decrease) in net asset value ..     1.29         1.40       2.11       (4.37)     2.75        0.80
                                                ------       ------     ------     -------    ------      ------
Net Asset Value, End of Period ..............   $20.37       $19.08     $17.68     $ 15.57    $19.94      $17.19
                                                ======       ======     ======     =======    ======      ======
TOTAL RETURN (b) ............................     7.44%(c)     9.57%     15.53%     (20.71)%   17.87%       6.80%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....   $6,034       $1,362     $1,149     $   919    $1,158      $7,640
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.28%(d)     1.35%      1.57%       1.49%     1.44%(e)    1.07%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.10%(d)     1.10%      1.10%       1.10%     1.08%(e)    1.07%(e)
   Ratios of net investment income
         to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     0.84%(d)     0.92%      0.97%       0.99%     0.99%       1.33%
      After reimbursement and/or waiver of
         expenses by Adviser ................     1.03%(d)     1.17%      1.44%       1.38%     1.35%       1.33%
   Portfolio Turnover .......................    21.40%(c)    51.68%     38.72%      43.65%    36.25%      33.70%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 108

Aston Funds
ASTON/TCH FIXED INCOME FUND - CLASS N                             APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR       YEAR       YEAR        YEAR           YEAR
                                                 04/30/11       ENDED      ENDED      ENDED       ENDED          ENDED
                                               (UNAUDITED)    10/31/10   10/31/09   10/31/08    10/31/07       10/31/06
                                               -----------    --------   --------   --------    --------       --------
Net Asset Value, Beginning of Period ........  $ 10.49        $ 10.02    $  8.60    $  9.73     $  9.62        $  9.69
                                               -------        -------    -------    -------     -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.25           0.50(a)    0.49(a)    0.47        0.48(a)        0.45(a)
      Net realized and unrealized gain (loss)
         on investments .....................     0.01           0.47       1.44      (1.10)       0.14          (0.04)
                                               -------        -------    -------    -------     -------        -------
         Total from investment operations ...     0.26           0.97       1.93      (0.63)       0.62           0.41
                                               -------        -------    -------    -------     -------        -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.25)         (0.50)     (0.51)     (0.50)      (0.51)         (0.48)
                                               -------        -------    -------    -------     -------        -------
         Total distributions ................    (0.25)         (0.50)     (0.51)     (0.50)      (0.51)         (0.48)
                                               -------        -------    -------    -------     -------        -------
Net increase (decrease) in net asset value ..     0.01           0.47       1.42      (1.13)       0.11          (0.07)
                                               -------        -------    -------    -------     -------        -------
Net Asset Value, End of Period ..............  $ 10.50        $ 10.49    $ 10.02    $  8.60     $  9.73        $  9.62
                                               =======        =======    =======    =======     =======        =======
TOTAL RETURN (b) ............................     2.51%(c)       9.98%     22.99%     (6.89)%      6.56%          4.42%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $44,330        $46,274    $47,008    $42,765     $52,662        $77,096
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     1.15%(d)(f)    0.98%      0.96%      1.06%       1.04%(e)       0.96%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.81%(d)(f)    0.62%      0.61%      0.65%(f)    0.73%(e)(f)    0.75%(e)
   Ratios of net investment income to average
      net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     4.48%(d)       4.51%      4.93%      4.59%       4.63%          4.45%
      After reimbursement and/or waiver of
         expenses by Adviser ................     4.82%(d)       4.87%      5.28%      5.00%       4.94%          4.66%
   Portfolio Turnover .......................    10.68%(c)      23.92%     40.81%     78.39%      71.61%         71.19%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser's expense reimbursement level, which affects the net expense ratio, was changed from 0.74% to 0.64% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser's expense reimbursement level changed from 0.64% to 0.74%. Subsequently, on March 1, 2011, the Adviser's expense reimbursement level changed from 0.74% to 0.94%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 109

Aston Funds
ASTON/TCH FIXED INCOME FUND - CLASS I                             APRIL 30, 2011
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS
                                                  ENDED         YEAR       YEAR       YEAR        YEAR           YEAR
                                                 04/30/11       ENDED      ENDED      ENDED       ENDED          ENDED
                                               (UNAUDITED)    10/31/10   10/31/09   10/31/08    10/31/07       10/31/06
                                               -----------    --------   --------   --------    --------       --------
Net Asset Value, Beginning of Period ........  $ 10.49        $ 10.02    $  8.60    $  9.73     $  9.62        $  9.69
                                               -------        -------    -------    -------     -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .................     0.26(a)        0.51(a)    0.50(a)    0.48        0.51(a)        0.47(a)
      Net realized and unrealized gain (loss)
         on investments .....................     0.01           0.48       1.44      (1.09)       0.13          (0.03)
                                               -------        -------    -------    -------     -------        -------
         Total from investment operations ...     0.27           0.99       1.94      (0.61)       0.64           0.44
                                               -------        -------    -------    -------     -------        -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ..................    (0.26)         (0.52)     (0.52)     (0.52)      (0.53)         (0.51)
                                               -------        -------    -------    -------     -------        -------
         Total distributions ................    (0.26)         (0.52)     (0.52)     (0.52)      (0.53)         (0.51)
                                               -------        -------    -------    -------     -------        -------
Net increase (decrease) in net asset value ..     0.01           0.47       1.42      (1.13)       0.11          (0.07)
                                               -------        -------    -------    -------     -------        -------
Net Asset Value, End of Period ..............  $ 10.50        $ 10.49    $ 10.02    $  8.60     $  9.73        $  9.62
                                               =======        =======    =======    =======     =======        =======
TOTAL RETURN (b) ............................     2.64%(c)      10.11%     23.14%     (6.65)%      6.84%          4.68%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $13,680        $14,881    $20,276    $25,891     $39,318        $43,148
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     0.90%(d)(f)    0.85%      0.84%      0.81%       0.78%(e)       0.71%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ................     0.56%(d)(f)    0.49%      0.49%      0.40%(f)    0.47%(e)(f)    0.50%(e)
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ................     4.73%(d)(f)    4.64%      5.05%      4.84%       4.89%          4.70%
      After reimbursement and/or waiver of
         expenses by Adviser ................     5.07%(d)(f)    5.00%      5.40%      5.25%       5.20%          4.91%
   Portfolio Turnover .......................    10.68%(c)      23.92%     40.81%     78.39%      71.61%         71.19%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) The total return is calculated using the Net Asset Values used for trading at the close of business at period end.

(c)  Not Annualized.

(d)  Annualized.

(e) Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f) The Adviser's expense reimbursement level, which affects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser's expense reimbursement level changed from 0.39% to 0.49%. Subsequently, on March 1, 2011, the Adviser's expense reimbursement level changed from 0.49% to 0.69%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      | 110

Aston Funds

                                                                  APRIL 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE (A) FUND ORGANIZATION: Aston Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company with 24 separate portfolios established by the Board of Trustees as of April 30, 2011.

Aston Asset Management, LP ("Aston" or the "Adviser") the investment adviser and the administrator, manages each Fund by retaining one or more Sub-Advisers to manage each Fund. The following 24 portfolios of the Trust are included in these financial statements:

ASTON/Montag & Caldwell Growth Fund (the "M&C Growth Fund")

ASTON/Veredus Select Growth Fund (the "Veredus Select Growth Fund")

ASTON/TAMRO Diversified Equity Fund
(the "TAMRO Diversified Equity Fund")

ASTON/Herndon Large Cap Value Fund
(the "Herndon Large Cap Value Fund")

ASTON Value Fund (the "Value Fund")

ASTON/River Road Dividend All Cap Value Fund
(the "River Road Dividend All Cap Value Fund")

ASTON/Montag & Caldwell Mid Cap Growth Fund
(the "M&C Mid Cap Growth Fund")

ASTON/Fairpointe Mid Cap Fund, formerly known as
ASTON/Optimum Mid Cap Fund (the "Fairpointe Mid Cap Fund")

ASTON/Cardinal Mid Cap Value Fund
(the "Cardinal Mid Cap Value Fund")

ASTON/Veredus Aggressive Growth Fund
(the "Veredus Aggressive Growth Fund")

ASTON/Crosswind Small Cap Growth Fund
(the "Crosswind Small Cap Growth Fund")

ASTON/TAMRO Small Cap Fund
(the "TAMRO Small Cap Fund")

ASTON/River Road Select Value Fund
(the "River Road Select Value Fund")

ASTON/River Road Small Cap Value Fund
(the "River Road Small Cap Value Fund")

ASTON/River Road Independent Value Fund
(the "River Road Independent Value Fund)

ASTON/Neptune International Fund
(the "Neptune International Fund")

ASTON/Barings International Fund
(the "Barings International Fund")

ASTON Dynamic Allocation Fund
(the "Dynamic Allocation Fund")

ASTON/M.D. Sass Enhanced Equity Fund
(the "M.D. Sass Enhanced Equity Fund")

ASTON/New Century Absolute Return ETF Fund
(the "New Century Absolute Return ETF Fund")

ASTON/Lake Partners LASSO Alternatives Fund
(the "Lake Partners LASSO Alternatives Fund")

ASTON/Fortis Real Estate Fund
(the "Fortis Real Estate Fund")

ASTON/Montag & Caldwell Balanced Fund
(the "M&C Balanced Fund")

ASTON/TCH Fixed Income Fund
(the "TCH Fixed Income Fund")

M&C Growth Fund is authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). Veredus Select Growth Fund, Herndon Large Cap Value Fund, Value Fund, River Road Dividend All Cap Value Fund, Fairpointe Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, Dynamic Allocation Fund, M.D. Sass Enhanced Equity Fund, Lake Partners LASSO Alternatives Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed Income Fund are each authorized to issue two classes of shares (Class N Shares and Class I Shares). TAMRO Diversified Equity Fund, M&C Mid Cap Growth Fund, Cardinal Mid Cap Value Fund, Crosswind Small Cap Growth Fund, River Road Independent Value Fund and New Century Absolute Return ETF Fund are each authorized to issue one class of shares (Class N Shares). Each class of shares is substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees. TAMRO Small Cap Fund and River Road Small Cap Value Fund are closed to new investors until further notice.

The investment objectives of the Funds are as follows:

M&C GROWTH FUND             Long-term capital appreciation and, secondarily,
                            current income, by investing primarily in common
                            stocks and convertible securities.

VEREDUS SELECT              Capital appreciation.
   GROWTH FUND

TAMRO DIVERSIFIED           Long-term capital appreciation.
   EQUITY FUND

HERNDON LARGE               Long-term capital appreciation.
   CAP VALUE FUND

VALUE FUND                  Total return through long-term capital apprecia-
                            tion and current income.

RIVER ROAD DIVIDEND         High current income and, secondarily, long-term
   ALL CAP VALUE FUND       capital appreciation.

M&C MID CAP                 Long-term capital appreciation and secondarily,
   GROWTH FUND              current income, by investing primarily in common
                            stocks and convertible securities.

FAIRPOINTE MID CAP          Long-term total return through capital apprecia-
   FUND                     tion by investing primarily in common and pre-
                            ferred stocks and convertible securities.

CARDINAL MID CAP            High level of total return.
   VALUE FUND

VEREDUS AGGRESSIVE          Capital appreciation.
   GROWTH FUND

CROSSWIND SMALL             Long-term capital appreciation.
   CAP GROWTH FUND

TAMRO SMALL CAP             Long-term capital appreciation.
   FUND

RIVER ROAD SELECT           Long-term capital appreciation.
   VALUE FUND

RIVER ROAD SMALL            Long-term capital appreciation.
   CAP VALUE FUND

RIVER ROAD                  Long-term total return.
   INDEPENDENT VALUE FUND


                                     | 111

Aston Funds

                                                                  APRIL 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

NEPTUNE                     Long-term capital appreciation.
   INTERNATIONAL FUND

BARINGS                     Total return.
   INTERNATIONAL FUND

DYNAMIC ALLOCATION          Long-term capital appreciation.
   FUND

M.D. SASS ENHANCED          Total return through a combination of a high level
   EQUITY FUND              of current income and capital appreciation.

NEW CENTURY                 Positive total return.
   ABSOLUTE RETURN
   ETF FUND

LAKE PARTNERS LASSO         Long term total return with reduced correlation
   ALTERNATIVES FUND        to the conventional stock and bond markets.

FORTIS REAL ESTATE          Total return through a combination of growth and
   FUND                     income.

M&C BALANCED FUND           Long-term total return.

TCH FIXED INCOME            High current income consistent with prudent risk
   FUND                     of capital.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with US generally accepted accounting principles.

(1) SECURITY VALUATION: Equity securities, closed-end funds, exchange traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund's net asset value ("NAV") at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in securities of other investment companies, including exchange traded funds ("ETFs"), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund's fees and expenses.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     - Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                                      | 112

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                                                                  APRIL 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. A summary of the inputs used to value the Funds' net assets as of April 30, 2011 is as follows:

                                                                                      Level 2        Level 3
                                                       Total           Level 1      Significant    Significant
                                                     Value at          Quoted       Observable    Unobservable
FUNDS                                                04/30/11          Prices         Inputs         Inputs
-----                                             --------------   --------------   -----------   ------------
M&C GROWTH FUND
   Investments in Securities* .................   $3,350,252,632   $3,350,252,632   $        --      $    --
                                                  ==============   ==============   ===========      =======
VEREDUS SELECT GROWTH FUND
   Investments in Securities* .................   $  119,702,098   $  119,702,098   $        --      $    --
                                                  ==============   ==============   ===========      =======
TAMRO DIVERSIFIED EQUITY FUND
   Common Stocks* .............................   $   22,754,184   $   22,754,184   $        --      $    --
   Investment Company* ........................          795,054          795,054            --           --
   Derivatives - Assets:
      Equity Options Contracts ................          168,164          168,164            --           --
                                                  --------------   --------------   -----------      -------
   Total ......................................   $   23,717,402   $   23,717,402   $        --      $    --
                                                  ==============   ==============   ===========      =======
HERNDON LARGE CAP VALUE FUND
   Investments in Securities* .................   $   11,846,582   $   11,846,582   $        --      $    --
                                                  ==============   ==============   ===========      =======
VALUE FUND
   Investments in Securities* .................   $   24,424,339   $   24,424,339   $        --      $    --
                                                  ==============   ==============   ===========      =======
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   Investments in Securities* .................   $  451,639,141   $  451,639,141   $        --      $    --
                                                  ==============   ==============   ===========      =======
M&C MID CAP GROWTH FUND
   Investments in Securities* .................   $    4,750,514   $    4,750,514   $        --      $    --
                                                  ==============   ==============   ===========      =======
FAIRPOINTE MID CAP FUND
   Investments in Securities* .................   $3,113,562,666   $3,113,562,666   $        --           --
                                                  ==============   ==============   ===========      =======
CARDINAL MID CAP VALUE FUND
   Investments in Securities* .................   $    1,783,865   $    1,783,865   $        --      $    --
                                                  ==============   ==============   ===========      =======
VEREDUS AGGRESSIVE GROWTH FUND
   Investment in Securities* ..................   $   56,941,175   $   56,941,175   $        --      $    --
                                                  ==============   ==============   ===========      =======
CROSSWIND SMALL CAP GROWTH FUND
   Investment in Securities* ..................   $    1,905,619   $    1,905,619   $        --      $    --
                                                  ==============   ==============   ===========      =======
TAMRO SMALL CAP FUND
   Common Stocks
   Consumer Discretionary .....................   $  171,363,223   $  171,363,223   $        --      $    --
   Consumer Staples ...........................       38,101,813       38,101,813            --           --
   Energy .....................................      119,506,329      119,506,329            --           --
   Financials .................................      174,179,006      158,012,387    16,166,619           --
   Health Care ................................      112,975,457      112,975,457            --           --
   Industrials ................................      184,135,210      184,135,210            --           --
   Information Technology .....................      213,915,308      213,915,308            --           --
   Materials ..................................       43,722,873       43,722,873            --           --
   Telecommunication Services .................       16,848,597       16,848,597            --           --
                                                  --------------   --------------   -----------      -------
                                                   1,074,747,816    1,058,581,197    16,166,619           --
                                                  --------------   --------------   -----------      -------
   Investment Company* ........................       50,541,595       50,541,595            --           --
                                                  --------------   --------------   -----------      -------
   Total ......................................   $1,125,289,411   $1,109,122,792   $16,166,619      $    --
                                                  ==============   ==============   ===========      =======
RIVER ROAD SELECT VALUE FUND
   Investments in Securities* .................   $  234,709,914   $  234,709,914   $        --      $    --
                                                  ==============   ==============   ===========      =======


                                      | 113

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                                                                  APRIL 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                                                      Level 2        Level 3
                                                      Total            Level 1      Significant   Significant
                                                     Value at          Quoted       Observable    Unobservable
FUNDS                                                04/30/11          Prices         Inputs         Inputs
-----                                             --------------   --------------   -----------   ------------
RIVER ROAD SMALL CAP VALUE FUND
   Common Stocks
   Consumer Discretionary .....................   $  124,095,103   $  108,089,866   $16,005,237      $    --
   Consumer Staples ...........................       64,013,475       60,199,469     3,814,006           --
   Energy .....................................       24,572,742       24,572,742            --           --
   Financials .................................       75,519,969       69,500,975     6,018,994           --
   Health Care ................................       39,380,781       39,380,781            --           --
   Industrials ................................       75,270,281       75,270,281            --           --
   Information Technology .....................       55,077,060       47,646,309     7,430,751           --
   Materials ..................................       14,217,412       14,217,412            --           --
   Telecommunication Services .................        6,719,954        6,719,954            --           --
   Utilities ..................................       11,632,570       11,632,570            --           --
                                                  --------------   --------------   -----------      -------
                                                     490,499,347      457,230,359    33,268,988           --
                                                  --------------   --------------   -----------      -------
   Investment Company* ........................       16,731,642       16,731,642            --           --
                                                  --------------   --------------   -----------      -------
   Total ......................................   $  507,230,989   $  473,962,001   $33,268,988      $    --
                                                  ==============   ==============   ===========      =======
RIVER ROAD INDEPENDENT VALUE FUND
   Investments in Securities* .................   $   63,488,423   $   63,488,423   $        --      $    --
                                                  ==============   ==============   ===========      =======
NEPTUNE INTERNATIONAL FUND
   Common Stocks
   Brazil .....................................   $       37,330   $       37,330   $        --      $    --
   China ......................................          561,758          561,758            --           --
   France .....................................           54,413           54,413            --           --
   India ......................................           32,590           32,590            --           --
   Japan ......................................          223,103          223,103            --           --
   Luxembourg .................................           16,950           16,950            --           --
   Netherlands ................................           77,672           77,672            --           --
   Norway .....................................           58,571           58,571            --           --
   Russia .....................................          470,116          470,116            --           --
   Switzerland ................................           47,491           47,491            --           --
   Taiwan .....................................           40,500           40,500            --           --
   United Kingdom .............................          468,513          467,711            --          802
                                                  --------------   --------------   -----------      -------
                                                       2,089,007        2,088,205            --          802
                                                  --------------   --------------   -----------      -------
   Investment Company* ........................           47,801           47,801            --           --
   Derivatives - Liabilities:
      Foreign Currency Contracts ..............           (9,938)              --        (9,938)          --
                                                  --------------   --------------   -----------      -------
   Total ......................................   $    2,126,870   $    2,136,006   $    (9,938)     $   802
                                                  ==============   ==============   ===========      =======
BARINGS INTERNATIONAL FUND
   Common Stocks
   Australia ..................................   $    2,043,606   $    2,043,606   $        --      $    --
   Brazil .....................................          681,001          681,001            --           --
   China ......................................          870,768          870,768            --           --
   France .....................................        4,037,926        4,037,926            --           --
   Germany ....................................        5,015,982        5,015,982            --           --
   Hong Kong ..................................        1,626,422        1,626,422            --           --
   India ......................................          774,361          774,361            --           --
   Israel .....................................        1,003,815        1,003,815            --           --
   Italy ......................................          906,577          906,577            --           --
   Japan ......................................       10,645,456       10,645,456            --           --
   Netherlands ................................        1,695,521        1,695,521            --           --
   Norway .....................................        1,930,786        1,930,786            --           --
   Papua New Guinea ...........................          902,568          902,568            --           --
   Russia .....................................        1,105,829        1,105,829            --           --
   Singapore ..................................        2,028,602        2,028,602            --           --
   South Korea ................................          836,794          836,794            --           --
   Spain ......................................          933,593          933,593            --           --
   Sweden .....................................          901,258          901,258            --           --
   Switzerland ................................        4,213,583        4,213,583            --           --
   United Kingdom .............................       15,129,683       15,116,030            --       13,653
                                                  --------------   --------------   -----------      -------
                                                      57,284,131       57,270,478            --       13,653
                                                  --------------   --------------   -----------      -------
   Investment Company* ........................        2,517,447        2,517,447            --           --
                                                  --------------   --------------   -----------      -------
   Total ......................................   $   59,801,578   $   59,787,925   $        --      $13,653
                                                  ==============   ==============   ===========      =======


                                      | 114

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                                                                  APRIL 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                                                      Level 2        Level 3
                                                       Total          Level 1       Significant    Significant
                                                     Value at          Quoted        Observable   Unobservable
FUNDS                                                04/30/11          Prices          Inputs        Inputs
-----                                             --------------   --------------   -----------   ------------
DYNAMIC ALLOCATION FUND
   Investments in Securities* .................   $   52,332,673   $   52,332,673   $        --      $    --
                                                  ==============   ==============   ===========      =======
M.D. SASS ENHANCED EQUITY FUND
   Common Stocks* .............................   $  126,199,000   $  126,199,000   $        --      $    --
   Investment Company* ........................          695,161          695,161            --           --
   Derivatives - Assets:
      Equity Contracts ........................          265,300          265,300            --           --
   Derivatives - Liabilities:
      Equity Covered Call Contracts ...........       (5,644,793)      (5,644,793)           --           --
                                                  --------------   --------------   -----------      -------
   Total ......................................   $  121,514,668   $  121,514,668   $        --      $    --
                                                  ==============   ==============   ===========      =======
NEW CENTURY ABSOLUTE RETURN ETF FUND
   Investments in Securities* .................   $    3,624,347   $    3,624,347   $        --      $    --
                                                  ==============   ==============   ===========      =======
LAKE PARTNERS LASSO ALTERNATIVE FUND
   Investments in Securities* .................   $  105,892,005   $  105,892,005   $        --      $    --
                                                  ==============   ==============   ===========      =======
FORTIS REAL ESTATE FUND
   Investments in Securities* .................   $   41,239,488   $   41,239,488   $        --      $    --
                                                  ==============   ==============   ===========      =======
M&C BALANCED FUND
   Common Stocks* .............................       18,838,799   $   18,838,799   $        --      $    --
   Corporate Notes and Bonds ..................        6,716,660               --     6,716,660           --
   U.S. Government and Agency Obligations .....        3,522,346               --     3,522,346           --
   Asset-Backed Security ......................           12,989               --        12,989           --
   Investment Company* ........................          895,740          895,740            --           --
                                                  --------------   --------------   -----------      -------
   Total ......................................   $   29,986,534   $   19,734,539   $10,251,995      $    --
                                                  ==============   ==============   ===========      =======
TCH FIXED INCOME FUND
   Corporate Notes and Bonds ..................   $   34,739,680   $           --   $34,739,680      $    --
   U.S. Government and Agency Obligations .....       17,003,384               --    17,003,384           --
   Commercial Mortgage-Backed Securities ......        1,253,045               --     1,253,045           --
   Asset-Backed Securities ....................        1,213,534               --     1,213,534           --
   Foreign Government Bonds ...................          416,376               --       416,376           --
   Investment Company* ........................        2,516,660        2,516,660            --           --
                                                  --------------   --------------   -----------      -------
   Total ......................................   $   57,142,679   $    2,516,660   $54,626,019      $    --
                                                  ==============   ==============   ===========      =======

* All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at 04/30/11 and therefore the Fund did not utilize the external pricing service model adjustments. There were no significant transfers in and out of Level 1 and Level 2 during the period.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.


                                      | 115

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of April 30, 2011:

                                                               Common Stocks
                                                               -------------
NEPTUNE INTERNATIONAL FUND
   United Kingdom
   Fair Value, beginning of period .........................        $513
   Net purchases (sales) ...................................         281
   Total net realized gains (losses) .......................           2
   Total change in unrealized appreciation (deprecation) ...           6
                                                                    ----
   Fair Value, end of period ...............................        $802
                                                                    ====
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period ............        $ 14
                                                                    ====

                                                               Common Stocks
                                                               -------------
BARINGS INTERNATIONAL FUND
   United Kingdom
   Fair Value, beginning of period .........................      $ 7,610
   Net purchases (sales) ...................................        5,882
   Total net realized gains (losses) .......................           34
   Total change in unrealized appreciation (deprecation) ...          127
                                                                  -------
   Fair Value, end of period ...............................      $13,653
                                                                  =======
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period ............      $   242
                                                                  =======

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser or Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of and during the period ended April 30, 2011, the Funds did not own any repurchase agreements.

(3) WHEN ISSUED/DELAYED DELIVERY SECURITIES: Each Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. As of and during the period ended April 30, 2011, the Funds did not own any when issued or delayed delivery securities.

(4) MORTGAGE-BACKED SECURITIES: M&C Balanced Fund and TCH Fixed Income Fund may invest in mortgage-backed securities ("MBS"), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations ("CMO") and real estate mortgage investment conduits ("REMIC"). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS: The following is a table summarizing the fair value of derivatives held at April 30, 2011 by primary risk exposure:

                                                         LIABILITY DERIVATIVE
                                 ASSET DERIVATIVE         INVESTMENTS VALUE
                                    INVESTMENTS     -----------------------------
                                      VALUE                            FOREIGN
                                      EQUITY           EQUITY          CURRENCY
                                   CONTRACTS (A)    CONTRACTS (A)   CONTRACTS (B)
                                 ----------------   -------------   -------------
TAMRO Diversified Equity Fund        $168,164        $        --       $    --
Neptune International Fund                 --                 --        (9,938)
M.D. Sass Enhanced Equity Fund        265,300         (5,644,793)           --

(a) Statement of Assets and Liabilities location: Total investments at cost for purchased options and call options written, at value.

(b) Statement of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2011:

                                         AMOUNT OF          CHANGE IN UNREALIZED
                                          REALIZED      APPRECIATION (DEPRECIATION)
                                        GAIN (LOSS)            ON DERIVATIVES
                                            ON         -----------------------------
                                        DERIVATIVES                       FOREIGN
                                           EQUITY         EQUITY          CURRENCY
                                       CONTRACTS (A)   CONTRACTS (B)   CONTRACTS (B)
                                       -------------   -------------   -------------
TAMRO Diversified Equity Fund          $   (23,906)     $     6,055       $    --
Neptune International Fund                      --               --        (9,938)
M.D. Sass Enhanced Equity Fund          (4,871,499)      (1,145,854)           --
New Century Absolute Return ETF Fund       (62,354)              --            --

(a) Statement of Operations location: Net realized gain (loss) on purchased options and net realized gain (loss) on written option transactions.

(b) Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments for forward currency contracts, net change in unrealized appreciation (depreciation) on purchased options and net change in unrealized appreciation (depreciation) on written options.


                                      | 116

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                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

(6) OPTIONS CONTRACTS: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund's Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the TAMRO Diversified Equity, M.D. Sass Enhanced Equity and New Century Absolute Return ETF Funds. See the Schedules of Investments for open options contracts held by TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds at April 30, 2011. For the six months ended April 30, 2011, the average* volume of derivative activities are as follows:

                                 PURCHASED
                                  OPTIONS      WRITTEN OPTIONS
FUNDS                              (COST)    (PREMIUMS RECEIVED)
-----                            ---------   -------------------

TAMRO Diversified Equity Fund     $173,185         $       --
M.D. Sass Enhanced Equity Fund     964,445          3,263,040

*    ESTIMATE BASED ON QUARTER-END HOLDINGS

(7) FORWARD FOREIGN CURRENCY CONTRACTS: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts ("forward contracts") for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund's investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. As of and during the period ended April 30, 2011, the Neptune International Fund held forward foreign currency contracts. See the Schedule of Investments for open forward foreign currency contracts at April 30, 2011. For the six months ended April 30, 2011, the average (estimate based on quarterly holdings) volume of derivative activity was $(3,313) of unrealized depreciation.

(8) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily and is captured in dividends and interest receivable. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method for the Fairpointe Mid Cap Fund and First In First Out ("FIFO") method for all other Funds.

(9) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

(10) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such


                                      | 117

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

losses against any future realized capital gains. At October 31, 2010, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                              2011      2012   2013      2014       2015        2016          2017         2018         TOTAL
                           ----------   ----   ----   ----------   ------   -----------   -----------   ----------   -----------
M&C Growth Fund ........   $       --   $--     $--   $       --   $   --   $        --   $18,476,526*  $       --   $18,476,526
Veredus Select
  Growth Fund ..........           --    --      --           --       --     3,097,233    18,622,365           --    21,719,598
TAMRO Diversified
  Equity Fund ..........           --    --      --           --       --            --       192,977           --       192,977
Herndon Large Cap
  Value Fund ...........           --    --      --           --       --            --            --       23,092        23,092
Value Fund .............           --    --      --           --       --            --    29,923,489    6,819,813    36,743,302
River Road Dividend
  All Cap Value Fund ...           --    --      --           --       --            --     1,857,237           --     1,857,237
M&C Mid Cap
  Growth Fund ..........           --    --      --           --       --       210,264       413,601           --       623,865
Cardinal Mid Cap
  Value Fund ...........           --    --      --           --       --        20,542       294,280           --       314,822
Veredus Aggressive
  Growth Fund ..........           --    --      --           --       --    10,806,497    16,347,889           --    27,154,386
River Road Small Cap
  Value Fund ...........           --    --      --           --       --    19,839,004    36,796,207           --    56,635,211
Neptune International
  Fund .................           --    --      --           --    7,221       732,365     2,673,799       52,059     3,465,444
Barings International
  Fund .................           --    --      --           --       --       894,769       966,034           --     1,860,803
New Century Absolute
  Return ETF Fund ......           --    --      --           --       --            --       726,098           --       726,098
Fortis Real Estate
  Fund .................           --    --      --           --       --    10,050,844    11,228,100           --    21,278,944
M&C Balanced Fund ......    2,978,228    --      --           --       --       318,991*    2,726,872**         --     6,024,091
TCH Fixed Income
  Fund .................           --    --      --    4,029,941       --     2,654,917     1,270,780           --     7,955,638

* These capital loss carryforward amounts were acquired in the reorganizations of the Growth Fund into the M&C Growth Fund and the Balanced Fund into the M&C Balanced Fund on March 29, 2010. The Funds' ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

** This capital loss carryforward amount includes $2,088,044 acquired in the reorganization of the Balanced Fund into the M&C Balanced Fund on March 29, 2010. The Fund's ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

For the year ended October 31, 2010, M&C Growth Fund utilized $88,321,477 (of which $1,887,326 was acquired in the reorganization of the Growth Fund into the M&C Growth Fund) of capital losses expiring in 2017, Veredus Select Growth Fund utilized $17,518,468 of capital losses expiring in 2016, TAMRO Diversified Equity Fund utilized $323,950 and $904,100 of capital losses expiring in 2016 and 2017, respectively, River Road Dividend All Cap Value Fund utilized $3,845,894 and $4,887,577 of capital losses expiring in 2016 and 2017, respectively, M&C Mid Cap Growth Fund utilized $127,012 of capital losses expiring in 2016, Fairpointe Mid Cap Growth Fund utilized $409,569 of capital losses expiring in 2017, Cardinal Mid Cap Value Fund utilized $61,213 of capital losses expiring in 2016, Veredus Aggressive Growth Fund utilized $11,790,701 of capital losses expiring in 2016, TAMRO Small Cap Fund utilized $24,563,509 and $63,071,540 of capital losses expiring in 2016 and 2017, respectively, River Road Select Value Fund utilized $171,820, $4,200,696 and $11,382,935 of capital losses expiring in 2015, 2016 and 2017, respectively, River Road Small Cap Value Fund utilized $15,484,826 of capital losses expiring in 2016, Barings International Fund utilized $1,029,028 of capital losses expiring in 2016, M.D. Sass Enhanced Equity Fund utilized $152,602 of capital losses expiring in 2017, New Century Absolute Return ETF Fund utilized $454,248 and $1,305,746 of capital losses expiring in 2016 and 2017, respectively, Fortis Real Estate Fund utilized $2,327,717 of capital losses expiring in 2016, M&C Balanced Fund utilized $781,374 of capital losses expiring in 2010 and TCH Fixed Income Fund utilized $15,377, $139,950 and $1,244,148 of capital losses expiring in 2010, 2012 and
2014, respectively.

For the year ended October 31, 2010, Veredus Select Growth Fund, TAMRO Diversified Equity Fund, River Road Dividend All Cap Value Fund, M&C Mid Cap Growth Fund and M&C Balanced Fund had $30,200, $22,812, $208,419, $6,357 and $3,311,220 of capital losses that expired, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.


                                      | 118

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(11) MULTI-CLASS OPERATIONS: With respect to M&C Growth Fund, Veredus Select Growth Fund, Herndon Large Cap Value Fund, Value Fund, River Road Dividend All Cap Value Fund, Fairpointe Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, Dynamic Allocation Fund, M.D. Sass Enhanced Equity Fund, Lake Partners LASSO Alternatives Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed Income Fund, each class offered by these Funds has equal rights as to net assets.

Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses (distribution expenses) are allocated to each class.

(12) OFFERING COSTS: Certain costs were incurred in connection with the offering of the following Funds as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

                                                           ORIGINAL
FUND                                COMMENCEMENT DATE   OFFERING COSTS
----                                -----------------   --------------
Herndon Large Cap Value Fund           March 31, 2010       $50,193
Crosswind Small Cap Growth Fund      November 3, 2010        56,589
River Road Independent Value Fund   December 31, 2010        53,931

(13) USE OF ESTIMATES: The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(14) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(15) RECENT ACCOUNTING PRONOUNCEMENT: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has incorporated the appropriate disclosures required by ASU No. 2010-06 in the Funds' financial statement disclosures.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Value Fund, Dynamic Allocation Fund, M.D. Sass Enhanced Equity Fund and M&C Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

M&C Growth Fund, Veredus Select Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, M&C Mid Cap Growth Fund, Fairpointe Mid Cap Fund, Cardinal Mid Cap Value Fund, Veredus Aggressive Growth Fund, Crosswind Small Cap Growth Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, Neptune International Fund, Barings International Fund, New Century Absolute Return ETF Fund, Lake Partners LASSO Alternatives Fund and Fortis Real Estate Fund distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day's ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of M&C Growth Fund, Veredus Select Growth Fund, Herndon Large Cap Value Fund, Value Fund, River Road Dividend All Cap Value Fund, Fairpointe Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, Neptune International Fund, Barings International Fund, Dynamic Allocation Fund, M.D. Sass Enhanced Equity Fund, Lake Partners LASSO Alternatives Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed Income Fund are due to different class expenses. Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as net operating losses, nondeductible expenses, premium amortization, mark to market on Passive Foreign Investment Companies and adjustment for Real Estate Investment Trusts, are reclassi-


                                      | 119

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

fied among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal years ended 2010 and 2009 was as follows:

                                                DISTRIBUTIONS PAID IN 2010        DISTRIBUTIONS PAID IN 2009
                                             -------------------------------   -------------------------------
                                                                 LONG-TERM                         LONG-TERM
                                             ORDINARY INCOME   CAPITAL GAINS   ORDINARY INCOME   CAPITAL GAINS
                                             ---------------   -------------   ---------------   -------------
M&C Growth Fund ..........................     $11,497,319       $       --       $6,282,502      $43,115,588
Veredus Select Growth Fund ...............          30,200               --               --               --
TAMRO Diversified Equity Fund ............          22,812               --           38,534               --
Value Fund ...............................       3,983,658               --        4,238,721       26,989,113
River Road Dividend All Cap Value Fund ...       5,440,778               --        2,632,122               --
M&C Mid Cap Growth Fund ..................           6,357               --               --               --
Fairpointe Mid Cap Fund ..................         856,138        1,792,051        5,276,291       10,425,693
Cardinal Mid Cap Value Fund ..............           3,807               --            8,532               --
Veredus Aggressive Growth Fund ...........              --               --          329,706               --
TAMRO Small Cap Fund .....................              --          491,279          343,822               --
River Road Select Value Fund .............         374,080               --          268,642               --
River Road Small Cap Value Fund ..........       1,018,993               --          584,344               --
Neptune International Fund ...............          84,468               --           65,622               --
Barings International Fund ...............         114,624               --            4,815               --
Dynamic Allocation Fund ..................       3,145,781            3,008          187,961               --
M.D. Sass Enhanced Equity Fund ...........         685,950               --        1,297,601               --
New Century Absolute Return ETF Fund .....         146,952               --          121,220               --
Lake Partners LASSO Alternatives Fund ....          71,770               --               --               --
Fortis Real Estate Fund ..................         546,063               --          977,351               --
M&C Balanced Fund ........................         344,428               --          266,425               --
TCH Fixed Income Fund ....................       3,125,240               --        3,716,858               --

As of October 31, 2010, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                                                                UNREALIZED
                                             CAPITAL LOSS    UNDISTRIBUTED     UNDISTRIBUTED   APPRECIATION/
                                             CARRYFORWARD   ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)       TOTAL
                                             ------------   ---------------   --------------   --------------   ------------
M&C Growth Fund ..........................   $(18,476,526)    $15,243,098       $ 5,376,470     $391,812,131    $393,955,173
Veredus Select Growth Fund ...............    (21,719,598)             --                --        9,540,270     (12,179,328)
TAMRO Diversified Equity Fund ............       (192,977)             --                --        2,460,279       2,267,302
Herndon Large Cap Value Fund .............        (23,092)          4,234                --           66,466          47,608
Value Fund ...............................    (36,743,302)        141,320                --       15,251,205     (21,350,777)
River Road Dividend All Cap Value Fund ...     (1,857,237)             --                --       40,313,510      38,456,273
M&C Mid Cap Growth Fund ..................       (623,865)             --                --          674,308          50,443
Fairpointe Mid Cap Fund ..................             --              --         5,430,951      326,645,326     332,076,277
Cardinal Mid Cap Value Fund ..............       (314,822)          1,297                --          194,780        (118,745)
Veredus Aggressive Growth Fund ...........    (27,154,386)             --                --        6,449,375     (20,705,011)
TAMRO Small Cap Fund .....................             --              --        19,797,890      199,012,869     218,810,759
River Road Select Value Fund .............             --         862,893         1,957,900       27,020,349      29,841,142
River Road Small Cap Value Fund ..........    (56,635,211)      1,393,988                --       66,176,157      10,934,934
Neptune International Fund ...............     (3,465,444)         21,304                --          106,868      (3,337,272)
Barings International Fund ...............     (1,860,803)      1,019,374                --        6,019,344       5,177,915
Dynamic Allocation Fund ..................             --       1,517,399           272,355        1,488,824       3,278,578
M.D. Sass Enhanced Equity Fund ...........             --       4,221,538                --       (1,945,380)      2,276,158
New Century Absolute Return ETF Fund .....       (726,098)         19,246                --          872,534         165,682
Lake Partners LASSO Alternatives Fund ....             --         317,791               448        1,000,602       1,318,841
Fortis Real Estate Fund ..................    (21,278,944)        477,952                --        4,712,422     (16,088,570)
M&C Balanced Fund ........................     (6,024,091)         34,170                --        2,897,876      (3,092,045)
TCH Fixed Income Fund ....................     (7,955,638)         40,668                --        5,137,803      (2,777,167)


                                      | 120

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

SIX MONTHS ENDED APRIL 30, 2011

                                                                                            NET INCREASE
                                                            PROCEEDS FROM                  (DECREASE) IN
                                                            REINVESTMENT                       SHARES
CLASS N                                         SOLD      OF DISTRIBUTIONS     REDEEMED     OUTSTANDING
-------                                      ----------   ----------------   -----------   -------------
M&C Growth Fund ..........................   12,242,483        436,304       (15,220,261)   (2,541,474)
Veredus Select Growth Fund ...............      509,211             --          (862,533)     (353,322)
TAMRO Diversified Equity Fund ............      562,697             --          (170,760)      391,937
Herndon Large Cap Value Fund .............      839,505          1,239           (46,719)      794,025
Value Fund ...............................      333,818         12,457          (236,290)      109,985
River Road Dividend All Cap Value Fund ...    5,472,037        181,260        (1,938,601)    3,714,696
M&C Mid Cap Growth Fund ..................       54,792             --            (2,907)       51,885
Fairpointe Mid Cap Fund ..................   14,772,086        239,794       (11,346,415)    3,665,465
Cardinal Mid Cap Value Fund ..............        6,377            283              (491)        6,169
Veredus Aggressive Growth Fund ...........      104,052             --          (672,618)     (568,566)
Crosswind Small Cap Growth Fund (a) ......      139,419             --                (1)      139,418
TAMRO Small Cap Fund .....................    3,074,643        349,541        (2,746,368)      677,816
River Road Select Value Fund .............      701,131         64,739          (990,000)     (224,130)
River Road Small Cap Value Fund ..........    2,217,892         49,890        (3,987,159)   (1,719,377)
River Road Independent Value Fund (b) ....    5,795,138             --           (86,694)    5,708,444
Neptune International Fund ...............        8,358            547            (5,559)        3,346
Barings International Fund ...............       39,789            470            (8,484)       31,775
Dynamic Allocation Fund ..................      917,182        199,385        (2,357,517)   (1,240,950)
M.D. Sass Enhanced Equity Fund ...........    1,536,564        235,650        (1,418,863)      353,351
New Century Absolute Return ETF Fund .....      153,840          1,569        (1,386,094)   (1,230,685)
Lake Partners LASSO Alternatives Fund ....      627,472          9,204           (71,910)      564,766
Fortis Real Estate Fund ..................       96,349         11,310          (170,992)      (63,333)
M&C Balanced Fund ........................       35,562          6,565          (374,339)     (332,212)
TCH Fixed Income Fund                           359,337         94,980          (641,758)     (187,441)

(a) Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.

(b) River Road Independent Value Fund commenced investment operations on December 31, 2010.

                                                                                            NET INCREASE
                                                            PROCEEDS FROM                  (DECREASE) IN
                                                            REINVESTMENT                       SHARES
CLASS I                                         SOLD      OF DISTRIBUTIONS     REDEEMED     OUTSTANDING
-------                                      ----------   ----------------   -----------   -------------
M&C Growth Fund ..........................   11,044,819        492,955       (10,589,940)       947,834
Veredus Select Growth Fund ...............      310,640             --          (420,849)      (110,209)
Herndon Large Cap Value Fund (a) .........       43,554             --                --         43,554
Value Fund ...............................           --         99,130       (22,281,005)   (22,181,875)
River Road Dividend All Cap Value Fund ...    8,991,936        153,521          (489,576)     8,655,881
Fairpointe Mid Cap Fund ..................   20,820,235         90,932        (2,502,123)    18,409,044
Veredus Aggressive Growth Fund ...........       16,492             --           (13,559)         2,933
TAMRO Small Cap Fund .....................    5,456,678        402,302        (4,745,845)     1,113,135
River Road Select Value Fund .............    2,652,245        214,802        (3,769,205)      (902,158)
River Road Small Cap Value Fund ..........    2,576,825        107,905        (3,244,942)      (560,212)
Neptune International Fund ...............           --          1,424                --          1,424
Barings International Fund ...............    1,368,999        113,069          (445,771)     1,036,297
Dynamic Allocation Fund (b) ..............      693,431            715            (7,138)       687,008
M.D. Sass Enhanced Equity Fund ...........    2,424,375        236,846          (272,481)     2,388,740
Lake Partners LASSO Alternatives Fund ....    5,808,656         25,742          (261,276)     5,573,122
Fortis Real Estate Fund ..................           --         64,984            (1,003)        63,981
M&C Balanced Fund ........................      232,442          1,535            (9,183)       224,794
TCH Fixed Income Fund ....................       72,297         27,341          (214,648)      (115,010)

(a)  Herndon Large Cap Value Fund began issuing Class I Shares on March 2, 2011.

(b)  Dynamic Allocation Fund began issuing Class I Shares on November 2, 2010.

                                                                                            NET INCREASE
                                                            PROCEEDS FROM                  (DECREASE) IN
                                                            REINVESTMENT                       SHARES
CLASS R                                         SOLD      OF DISTRIBUTIONS     REDEEMED     OUTSTANDING
-------                                      ----------   ----------------   -----------   -------------
M&C Growth Fund                                  82,534           883            (79,778)         3,639


                                      | 121

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

YEAR ENDED OCTOBER 31, 2010

                                                                          PROCEEDS FROM                     NET INCREASE
                                                          ISSUED FROM     REINVESTMENT                     (DECREASE) IN
CLASS N                                         SOLD         MERGER     OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                      ----------   -----------   ----------------   -----------   ------------------
M&C Growth Fund ..........................   41,029,804    2,521,713         210,111       (39,260,924)       4,500,704
Veredus Select Growth Fund ...............      810,701           --             344        (1,408,787)        (597,742)
TAMRO Diversified Equity Fund ............      525,960           --           2,101          (282,153)         245,908
Herndon Large Cap Value Fund (a) .........      142,062           --              --              (312)         141,750
Value Fund ...............................      340,250           --          32,650          (627,194)        (254,294)
River Road Dividend All Cap Value Fund ...    5,949,193           --         262,883        (2,498,143)       3,713,933
M&C Mid Cap Growth Fund ..................       68,545           --             722          (103,436)         (34,169)
Fairpointe Mid Cap Fund ..................   31,944,731           --          70,458       (18,460,640)      13,554,549
Cardinal Mid Cap Value Fund ..............       38,660           --             106              (953)          37,813
Veredus Aggressive Growth Fund ...........      512,569           --              --        (1,248,279)        (735,710)
TAMRO Small Cap Fund .....................    7,133,843           --              --        (6,304,435)         829,408
River Road Select Value Fund .............    2,324,703           --              --        (1,914,317)         410,386
River Road Small Cap Value Fund ..........    5,345,641           --          18,092        (8,124,556)      (2,760,823)
Neptune International Fund ...............        8,665           --           2,253              (315)          10,603
Barings International Fund (b) ...........       67,257           --              --           (41,922)          25,335
Dynamic Allocation Fund ..................    3,591,988           --         349,834        (2,356,220)       1,585,602
M.D. Sass Enhanced Equity Fund ...........    4,916,184           --          41,692        (2,653,057)       2,304,819
New Century Absolute Return ETF Fund .....      631,515           --          14,071        (1,073,179)        (427,593)
Lake Partners LASSO Alternatives
   Fund (c) ..............................      712,835           --              --           (19,587)         693,248
Fortis Real Estate Fund ..................      225,037           --          10,887          (176,747)          59,177
M&C Balanced Fund ........................       97,553      914,176          17,010          (344,764)         683,975
TCH Fixed Income Fund ....................      955,859           --         210,496        (1,447,196)        (280,841)

(a) Herndon Large Cap Value Fund commenced investment operations on March 31, 2010.

(b)  Barings International Fund began issuing Class N Shares on March 3, 2010.

(c) Lake Partners LASSO Alternatives Fund began issuing Class N Shares on March 3, 2010.

                                                                          PROCEEDS FROM                     NET INCREASE
                                                          ISSUED FROM     REINVESTMENT                     (DECREASE) IN
CLASS I                                         SOLD         MERGER     OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                      ----------   -----------   ----------------   -----------   ------------------
M&C Growth Fund ..........................   27,671,707       877,488        232,372       (19,940,533)       8,841,034
Veredus Select Growth Fund ...............      783,308            --          2,512          (599,681)         186,139
Value Fund ...............................           --            --        416,089        (2,964,593)      (2,548,504)
River Road Dividend All Cap Value Fund ...    5,094,343            --        184,363          (815,080)       4,463,626
Fairpointe Mid Cap Fund ..................   13,199,499            --         25,130        (2,796,145)      10,428,484
Veredus Aggressive Growth Fund ...........       30,253            --             --          (146,786)        (116,533)
TAMRO Small Cap Fund .....................    9,406,933            --         11,365       (16,191,043)      (6,772,745)
River Road Select Value Fund .............    4,510,537            --         35,741        (8,124,538)      (3,578,260)
River Road Small Cap Value Fund ..........    6,445,438            --         68,079       (12,143,248)      (5,629,731)
Neptune International Fund ...............        1,747            --          8,187            (4,758)           5,176
Barings International Fund ...............    2,736,846            --         11,960          (529,714)       2,219,092
M.D. Sass Enhanced Equity Fund (a) .......    5,297,586            --         21,548          (417,739)       4,901,395
Lake Partners LASSO Alternatives Fund ....    1,677,429            --          6,188          (202,914)       1,480,703
Fortis Real Estate Fund ..................        2,479            --         72,126          (267,890)        (193,285)
M&C Balanced Fund ........................       12,932            --            822            (7,352)           6,402
TCH Fixed Income Fund ....................      285,139            --         74,817          (964,914)        (604,958)

(a)  M.D. Sass Enhanced Equity Fund began issuing Class I Shares on March 3,
     2010.

                                                                          PROCEEDS FROM                  NET INCREASE
                                                          ISSUED FROM     REINVESTMENT                     SHARES IN
CLASS R                                         SOLD         MERGER     OF DISTRIBUTIONS     REDEEMED     OUTSTANDING
-------                                      ----------   -----------   ----------------   -----------   ------------
M&C Growth Fund                                325,514       28,243           621           (218,419)       135,959

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales and maturities of investment securities (other than short-term investments) for the six months ended April 30, 2011 were as follows:

                                                     AGGREGATE PURCHASES               PROCEEDS FROM SALES
                                             --------------------------------   --------------------------------
                                             U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT       OTHER
                                             ---------------   --------------   ---------------   --------------
M&C Growth Fund ..........................      $       --     $1,033,802,579      $       --     $1,013,518,304
Veredus Select Growth Fund ...............              --        136,681,492              --        143,074,114
TAMRO Diversified Equity Fund ............              --          8,560,500              --          4,083,986
Herndon Large Cap Value Fund .............              --         11,744,436              --          3,047,274


                                      | 122

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                     AGGREGATE PURCHASES               PROCEEDS FROM SALES
                                             --------------------------------   --------------------------------
                                             U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT       OTHER
                                             ---------------   --------------   ---------------   --------------
Value Fund (a) ...........................      $       --     $   34,803,829      $       --     $   33,618,537
River Road Dividend All Cap Value Fund ...              --        177,703,877              --         48,686,395
M&C Mid Cap Growth Fund ..................              --          1,039,717              --            616,196
Fairpointe Mid Cap Fund ..................              --        792,016,173              --         57,126,546
Cardinal Mid Cap Value Fund ..............              --            384,032              --            365,843
Veredus Aggressive Growth Fund ...........              --         49,840,250              --         55,393,611
Crosswind Small Cap Growth Fund ..........              --          2,773,297              --          1,345,342
TAMRO Small Cap Fund .....................              --        250,100,800              --        258,721,752
River Road Select Value Fund .............              --         60,465,413              --         76,842,579
River Road Small Cap Value Fund ..........              --        105,221,090              --        144,691,304
River Road Independent Value Fund ........              --         39,182,549              --          8,764,741
Neptune International Fund ...............              --            423,711              --            386,077
Barings International Fund ...............              --         19,887,830              --         14,982,262
Dynamic Allocation Fund ..................              --         74,949,257              --         86,315,320
M.D. Sass Enhanced Equity Fund ...........              --         69,560,099              --         52,116,638
New Century Absolute Return ETF Fund .....              --         15,994,215              --         27,112,342
Lake Partners LASSO Alternatives Fund ....              --         89,820,424              --         16,330,531
Fortis Real Estate Fund ..................              --          5,242,105              --          6,239,874
M&C Balanced Fund ........................         924,141          5,409,111         854,476          7,553,109
TCH Fixed Income Fund ....................       1,334,057          4,528,233       3,694,091          5,676,908

(a) Value Fund had a redemption in kind on March 18, 2011, which resulted in a redemption out of the Fund of $222,180,158 and is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $218,362,400 and $3,817,758, respectively.

NOTE (F) REDEMPTION FEES: In accordance with the prospectus, certain Funds assessed a 2% redemption fee on Fund share redemptions and exchanges within specified time periods, as indicated in the following table for the six months ended April 30, 2011 and included in the Cost of Shares redeemed on the Statements of Changes in Net Assets:

FUND NAME                    TIME PERIOD         AMOUNT
---------                    -----------         ------
Neptune International Fund   2% Within 90 Days   $    4
Fortis Real Estate Fund      2% Within 90 Days    1,905

NOTE (G) ADVISORY, ADMINISTRATION, DISTRIBUTION SERVICES AND TRUSTEE AGREEMENTS:

ADVISORY. Aston LP serves as investment adviser and administrator to the Funds. Under the terms of the investment advisory agreement for the Funds (the "Investment Advisory Agreement"), fees are accrued daily and paid monthly, based on specific annual rates of average daily net assets. The factors considered by the Board of Trustees in approving the current Investment Advisory Agreement are included in the Funds' annual or semi-annual report to shareholders covering the period during which the approval occurred.

Certain Funds have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets (the "Expense Limitation Agreements"). There are no contractual expense limitations for Class R shareholders.

The Expense Limitation Agreements are effective through February 28, 2012, except as noted below. The advisory rates and contractual expense limitations for the six months ended April 30, 2011 were as follows:

                                                                                 CONTRACTUAL
                                                                             EXPENSE LIMITATIONS
                                                                           ----------------------
FUND NAME                                           ADVISORY FEES           CLASS N     CLASS I
---------                                    ---------------------------   --------   -----------
M&C Growth Fund ..........................   0.80% on first $800,000,000
                                               0.60% over $800,000,000        N/A         N/A
Veredus Select Growth Fund ...............              0.80%                1.30%       1.05%
TAMRO Diversified Equity Fund ............              0.80%                1.20%        N/A
Herndon Large Cap Value Fund .............              0.80%              1.30%(a)   1.05%(a)(e)
Value Fund (b) ...........................              0.80%                 N/A         N/A
River Road Dividend All Cap Value Fund ...              0.70%                1.30%       1.05%
M&C Mid Cap Growth Fund ..................              0.85%              1.40%(a)       N/A
Fairpointe Mid Cap Fund ..................   0.80% on first $100,000,000
                                               0.75% next $300,000,000
                                               0.70% over $400,000,000        N/A         N/A
Cardinal Mid Cap Value Fund ..............              0.90%              1.40%(a)       N/A
Veredus Aggressive Growth Fund ...........              1.00%                1.49%       1.24%
Crosswind Small Cap Growth Fund ..........              1.00%              1.35%(a)       N/A
TAMRO Small Cap Fund .....................              0.90%                 N/A         N/A


                                      | 123

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

                                                                  CONTRACTUAL
                                                             EXPENSE LIMITATIONS
                                                             -------------------
FUND NAME                                    ADVISORY FEES   CLASS N    CLASS I
---------                                    -------------   --------  --------
River Road Select Value Fund .............       1.00%       1.50%(a)   1.25%(a)
River Road Small Cap Value Fund ..........       0.90%          N/A        N/A
River Road Independent Value Fund ........       1.00%       1.42%(a)      N/A
Neptune International Fund ...............       1.00%       1.27%(a)   1.02%(a)
Barings International Fund (c) ...........       1.00%       1.40%(a)   1.15%(a)
Dynamic Allocation Fund ..................       0.80%       1.30%(a)  1.05%(a)(e)
M.D. Sass Enhanced Equity Fund ...........       0.70%       1.40%(a)   1.15%(a)
New Century Absolute Return ETF Fund (d)..       1.00%       1.50%(a)      N/A
Lake Partners LASSO Alternatives Fund ....       1.00%       1.45%(a)   1.20%(a)
Fortis Real Estate Fund ..................       1.00%        1.37%       1.12%
M&C Balanced Fund ........................       0.75%        1.35%       1.10%
TCH Fixed Income Fund (f) ................       0.55%        0.94%       0.69%

(a) Pursuant to a contractual expense reimbursement agreement between the Adviser and the Fund, from commencement of operations through the completion of the first three full fiscal years for a period up to three years from the fiscal year end during which such amount was waived or reduced, the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio (not including interest expense and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

(b) Effective March 22, 2011, the Adviser has agreed to a voluntary expense limitation for the Value Fund of 1.19% for Class N and 0.94% for Class I. Prior to March 22, 2011, the Adviser had agreed to a voluntary expense limitation of 1.07% for Class N and 0.82% for Class I.

(c) Effective March 1, 2011, the contractual expense limitations for the Barings International Fund were decreased from 1.50% and 1.25% to 1.40% and 1.15%, for Class N and I, respectively. Prior to March 1, 2011, the Adviser had agreed to a voluntary expense limitation of 1.40% for Class N and 1.15% for Class I.

(d) The Sub-Adviser has agreed that for any full calendar year of operations, if any such period the Fund had a total return (before taxes) of less than zero then the Sub-Adviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the Adviser has agreed to reduce its advisory fee to 0.15%. Based on these terms, no waiver is in effect for the 2010 and 2011 calendar year.

(e) The Herndon Large Cap Value Fund began issuing Class I Shares on March 2, 2011 and the Dynamic Allocation Fund began issuing Class I Shares on November 2, 2010.

(f) Effective March 1, 2011, the contractual expense limitations for the TCH Fixed Income Fund were increased from 0.74% and 0.49% to 0.94% and 0.69%, for Class N and I, respectively.

Pursuant to a contractual expense reimbursement agreement between the Adviser and the following Funds, from commencement of operations through the completion of the first three full fiscal years for a period of up to three years from the fiscal year end during which such amount was waived or reduced of each of the Herndon Large Cap Value Fund-Classes N and I, M&C Mid Cap Growth Fund-Class N, Cardinal Mid Cap Value Fund-Class N, Crosswind Small Cap Growth Fund-Class N, River Road Select Value Fund-Classes N and I, River Road Independent Value Fund-Class N, Neptune International Fund-Classes N and I, Barings International Fund-Classes N and I, Dynamic Allocation Fund-Classes N and I, M.D. Sass Enhanced Equity Fund-Classes N and I, New Century Absolute Return ETF Fund-Class N, and Lake Partners LASSO Alternatives Fund-Classes N and I; the Adviser is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Fund's expense ratio (not including interest expense and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of April 30, 2011 that are entitled to be reimbursed for each Fund are as follows:

                                            EXPIRATION
                                 ------------------------------
       FUNDS                       2011       2012       2013
       -----                     --------   --------   --------
Herndon Large Cap Value Fund          N/A        N/A   $ 74,284
M&C Mid Cap Growth Fund          $ 98,808   $ 79,648     67,970
Cardinal Mid Cap Value Fund       103,064     77,563     70,443
Neptune International Fund        181,699    118,000    116,483
Barings International Fund        174,288    139,755    134,828
Dynamic Allocation Fund           105,329     89,827     74,415
M.D. Sass Enhanced Equity Fund    107,431    143,213         --
New Century Absolute Return
   ETF Fund                      $ 97,083   $ 26,954   $ 64,546
Lake Partners LASSO
   Alternatives Fund                  N/A     94,071    135,895
                                 --------   --------   --------
                                 $867,702   $769,031   $738,864
                                 ========   ========   ========

For the six months ended April 30, 2011, the Adviser was reimbursed $68,826 by the M.D. Sass Enhanced Equity Fund. No other Fund in the above table reimbursed the Adviser for the period.

The Adviser manages each Fund by retaining one or more sub-advisers to manage each Fund as follows:

            FUND                                    SUB-ADVISER
            ----                                    -----------
M&C Growth Fund                     Montag & Caldwell, LLC
Veredus Select Growth Fund          Todd-Veredus Asset Management LLC
TAMRO Diversified Equity Fund       TAMRO Capital Partners LLC
Herndon Large Cap Value Fund        Herndon Capital Management, LLC
Value Fund                          MFS Institutional Advisors Inc.
River Road Dividend
      All Cap Value Fund            River Road Asset Management, LLC
M&C Mid Cap Growth Fund             Montag & Caldwell, LLC
Fairpointe Mid Cap Fund             Fairpointe Capital LLC(1)
Cardinal Mid Cap Value Fund         Cardinal Capital Management, L.L.C.
Veredus Aggressive Growth Fund      Todd-Veredus Asset Management LLC
Crosswind Small Cap Growth Fund     Crosswind Investments, LLC
TAMRO Small Cap Fund                TAMRO Capital Partners LLC
River Road Select Value Fund        River Road Asset Management, LLC
River Road Small Cap Value Fund     River Road Asset Management, LLC
River Road Independent Value Fund   River Road Asset Management, LLC
Neptune International Fund          Neptune Investment Management Limited
Barings International Fund          Baring International Investment Limited


                                      | 124

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

            FUND                                    SUB-ADVISER
            ----                                    -----------
Dynamic Allocation Fund             Smart Portfolios, LLC
M.D. Sass Enhanced Equity Fund      M.D. Sass Investors Services, Inc.
New Century Absolute                New Century Capital Management, LLC
   Return ETF Fund
Lake Partners LASSO                 Lake Partners, Inc.
   Alternatives Fund
Fortis Real Estate Fund             Fortis Investment Management USA, Inc.
M&C Balanced Fund                   Montag & Caldwell, LLC
TCH Fixed Income Fund               Taplin, Canida & Habacht, LLC

(1) Effective as of April 30, 2011, Fairpointe Capital LLC became the sub-adviser to the Fund. Prior to April 30, 2011, Optimum Investment Advisors, LLC was the sub-adviser.

Sub-advisory fees are paid monthly by Aston LP. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreements for the Funds (each a "Sub-Investment Advisory Agreement") are included in the additional information section of the Funds' annual or semi-annual report to shareholders covering the period in which such approval occurred.

ADMINISTRATION. Under the terms of the administration agreement between the Funds and Aston LP, the Funds' administrator, (the "Administration Agreement"), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES
  AT TRUST LEVEL      ANNUAL RATE
  --------------      -----------
First $7.4 billion      0.0490%
Over $7.4 billion       0.0465%

BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston LP and BNY Mellon (the "Sub-Administration Agreement"). Under the terms of the Sub-Administration Agreement, sub-administration fees, which are paid by Aston LP, are accrued daily and paid monthly, at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

DISTRIBUTION SERVICES. BNY Mellon Distributors Inc. (the "Distributor"), an affiliate of BNY Mellon, serves as principal underwriter and distributor of the Fund's shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets and 0.50% of each participating Fund's Class R average daily net assets. The Class I shares do not have distribution plans. From November 1, 2009 to June 30, 2010, the TAMRO Diversified Equity Fund did not charge 12b-1 fees under the Class N Shares Plan. Effective July 1, 2010, the Fund began accruing this fee. From November 1, 2009 to September 30, 2010, the M&C Balanced Fund did not charge 12b-1 fees under the Class N Shares Plan. Effective October 1, 2010, the Fund began accruing this fee. From November 1, 2009 to April 30, 2010, the TCH Fixed Income Fund did not charge 12b-1 fees under the Class N Shares Plan. Effective May 1, 2010, the Fund began accruing this fee.

TRUSTEES. The Trustees of the Trust who are not affiliated with the Adviser or Sub-Advisers receive an annual retainer and per meeting fees. The Chairman of the Board and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2011 was $329,250.

NOTE (H) CREDIT AGREEMENT: Effective July 6, 2010, the Trust entered into a Credit Agreement with The Bank of New York Mellon which provides the Trust with a revolving line of credit facility up to $50 million. The facility is shared by each series of the Trust except for the Crosswind Small Cap Growth Fund, River Road Independent Value Fund, and Lake Partners LASSO Alternatives Fund, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equivalent to the greater of the Prime Rate plus 1.50% or 1/2 of 1% plus the Federal Funds Effective Rate plus 1.50%, as applicable. The interest rate on outstanding Overnight Loans is equivalent to the greater of the Federal Funds Effective Rate plus 1.50% or the One Month LIBO Rate plus 1.50%, as applicable. The Trust pays a commitment fee on the unutilized commitment amount of 0.15% per annum. For the Funds that utilized the line of credit during the six months ended April 30, 2011, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, which is included on the Statement of Operations, allocated to each Fund for use of the line of credit were as follows:

                                         AVERAGE       WEIGHTED
                                       DAILY LOAN       AVERAGE      INTEREST
                                         BALANCE     INTEREST RATE    EXPENSE
                                       -----------   -------------   --------
Veredus Aggressive Growth Fund          $1,416,000       1.74%         $ 69
New Century Absolute Return ETF Fund     1,085,100       1.73%          261

NOTE (I) REFLOW FUND LLC: The Veredus Aggressive Growth Fund may participate in the ReFlow Fund LLC program ("ReFlow"), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given


                                      | 125

Aston Funds
                                                                  APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the Veredus Aggressive Growth Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

The costs to the Veredus Aggressive Growth Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

As of April 30, 2011, the Veredus Aggressive Growth Fund had not utilized
ReFlow.

NOTE (J) LIQUIDATION: Aston/Fasciano Small Cap Fund was terminated and liquidated on December 30, 2010.

NOTE (K) SUBSEQUENT EVENTS: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were subsequent events as follows:

The Trust filed a Post Effective Amendment to its Registration Statement on November 15, 2010, for the purpose of adding a new series to the Trust, ASTON/Singer Macro Allocation Fund. However, this Fund is not expected to commence operations.

The Trust filed a Post Effective Amendment to its Registration Statement on December 29, 2010, for the purpose of adding a new series to the Trust, ASTON/River Road Long-Short Fund. This new Fund commenced operations on May 4, 2011.

The Trust filed a Post Effective Amendment to its Registration Statement on April 29, 2011, for the purpose of adding a new series to the Trust, ASTON/DoubleLine Opportunistic Bond Fund. This new Fund is expected to commence operations in 2011.

The Trust filed a Post Effective Amendment to its Registration Statement on March 29, 2011, for the purpose of adding Class I Shares of the Crosswind Small Cap Growth Fund. This new class commenced investment operations June 1, 2011.

The Trust filed a Post Effective Amendment to its Registration Statement on March 29, 2011, for the purpose of adding Class I Shares of the River Road Independent Value Fund. This new class commenced investment operations June 1, 2011.


                                      | 126

Aston Funds

                                                                  APRIL 30, 2011

ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR ASTON/RIVER ROAD INDEPENDENT VALUE FUND

At an in-person meeting on December 16, 2010, the Board, including the trustees who are not interested persons of the Trust (the "Independent Trustees"), determined that the terms of the Investment Advisory Agreement with Aston with respect to the River Road Independent Value Fund are fair and reasonable and approved the Investment Advisory Agreement for the River Road Independent Value Fund as being in the best interests of the River Road Independent Value Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the December meeting. The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to the River Road Independent Value Fund and were assisted in their deliberations by independent legal counsel.

In evaluating the Investment Advisory Agreement on behalf of the River Road Independent Value Fund, the Board reviewed information regarding: (1) the nature, quality and extent of the services to be provided to the River Road Independent Value Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the River Road Independent Value Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston's relationship with the River Road Independent Value Fund. In considering the Investment Advisory Agreement on behalf of the River Road Independent Value Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered that Aston intends to manage the River Road Independent Value Fund by delegating the day-to-day investment responsibility for managing the River Road Independent Value Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administrative services currently provided by Aston to the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

FEES AND EXPENSES. The Board considered the River Road Independent Value Fund's proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the River Road Independent Value Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board considered the resources involved in managing the River Road Independent Value Fund in light of Aston's business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the River Road Independent Value Fund, the adviser and subadviser each will bear any fee waivers or expense reimbursements in the same proportion as the allocation of advisory fees. Because the River Road Independent Value Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board concluded that profitability was not expected to be unreasonable.

ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the River Road Independent Value Fund grows. The Board considered the potential asset size of the River Road Independent Value Fund, as well as the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the nature and amount of fees to be paid by the River Road Independent Value Fund for services to be provided by Aston for administration services. The Board noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of "soft" commission dollars to pay for research and brokerage services.


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The Board concluded that any other benefits to be received by the Adviser from its relationship with the River Road Independent Value Fund were not expected to be unreasonable.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the River Road Independent Value Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the River Road Independent Value Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR ASTON/RIVER ROAD LONG-SHORT FUND

At an in-person meeting on December 16, 2010, the Board, including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston with respect to the River Road Long-Short Fund are fair and reasonable and approved the Investment Advisory Agreement for the River Road Long-Short Fund as being in the best interests of the River Road Long-Short Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the December meeting and at prior meetings. The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to the River Road Long-Short Fund and were assisted in their deliberations by independent legal counsel.

In evaluating the Investment Advisory Agreement on behalf of the River Road Long-Short Fund, the Board reviewed information regarding: (1) the nature, quality and extent of the services to be provided to the River Road Long-Short Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the River Road Long-Short Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston's relationship with the River Road Long-Short Fund. In considering the Investment Advisory Agreement on behalf of the River Road Long-Short Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered that Aston intends to manage the River Road Long-Short Fund by delegating the day-to-day investment responsibility for managing the River Road Long-Short Fund to a subadviser. The Board considered Aston's ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administrative services currently provided by Aston to the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

FEES AND EXPENSES. The Board considered the River Road Long-Short Fund's proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the River Road Long-Short Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by the investment adviser, the Board considered the resources involved in managing the River Road Long-Short Fund in light of Aston's business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the River Road Long-Short Fund, the adviser and subadviser each generally will bear 50% of any fee waivers or expense reimbursements. Because the River Road Long-Short Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers and/or expenses to be reimbursed by the investment adviser, the Board concluded that profitability was not expected to be unreasonable.

ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the River Road Long-Short Fund grows. The Board considered the potential asset size of the River Road Long-Short Fund, as well as the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board considered the nature and amount of fees to be paid by the River Road Long-Short Fund for services to be provided by Aston for administrative services. The Board noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that any other benefits to be received by the Adviser from its relationship with the River Road Long-Short Fund were not expected to be unreasonable.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the River Road Long-Short Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the River Road Long-Short Fund should be approved.


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FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH APPROVAL OF THE
SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/RIVER ROAD INDEPENDENT VALUE FUND

The Board approved a Sub-Investment Advisory Agreement (the "River Road Independent Value Sub-Investment Advisory Agreement") between Aston and River Road with respect to the River Road Independent Value Fund, at an in-person meeting on December 16, 2010. The Board considered information provided and discussions held at the December meeting. The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of Aston, River Road or their affiliates to consider approval of the River Road Independent Value Sub-Investment Advisory Agreement and were assisted in their deliberations by independent legal counsel. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the River Road Independent Value Sub-Investment Advisory Agreement were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services expected to be provided under the River Road Independent Value Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed River Road and its own experience with River Road managing other series of the Trust. The Board also considered the investment approach of River Road the experience and skills of investment personnel responsible for the day-to-day investment management of the River Road Independent Value Fund and the resources made available to such personnel. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by River Road are expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rates under the River Road Independent Value Sub-Investment Advisory Agreement as well as the overall management fee structure of the River Road Independent Value Fund. The Board considered that the subadvisory fee rates were negotiated at arm's length between Aston and River Road, an unaffiliated third party, and that Aston will compensate River Road from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the River Road Independent Value Fund and whether the River Road Independent Value Fund will benefit from any economies of scale.

The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

OTHER BENEFITS TO RIVER ROAD. The Board also considered the character and amount of other incidental benefits received by River Road. The Board considered potential benefits to River Road from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that any other benefits to be received by River Road from its relationship with the River Road Independent Value Fund were not expected to be unreasonable.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the River Road Independent Value Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the River Road Independent Value Sub-Investment Advisory Agreement is in the best interests of the River Road Independent Value Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/RIVER ROAD LONG-SHORT FUND

The Board approved a Sub-Investment Advisory Agreement (the "River Road Long-Short Sub-Investment Advisory Agreement") between Aston and River Road with Aston with respect to the River Road Long-Short Fund, at an in-person meeting on December 16, 2010. The Board considered information provided and discussions held at the December meeting and at prior meetings. The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of Aston, River Road or their affiliates to consider approval of the River Road Long-Short Sub-Investment Advisory Agreement and were assisted in their deliberations by independent legal counsel. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the River Road Long-Short Sub-Investment Advisory Agreement were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services expected to be provided under the River Road Long-Short Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed River Road and its own experience with River Road managing other series of the Trust. The Board also considered the investment approach of River Road, the experience and skills of investment personnel responsible for the day-to-day investment management of the River Road Long-Short Fund and the resources made available to such personnel. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by River Road are expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rates under the River Road Long-Short Sub-Investment Advisory Agreement as well as the overall management fee structure of the River Road Long-Short Fund. The Board considered that the subadvisory fee rates were negotiated at arm's length between Aston and River Road, an unaffiliated third party, and that Aston will compensate River Road from its fees. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the River Road Long-Short Fund and whether the River Road Long-Short Fund will benefit from any economies of scale.


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The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

OTHER BENEFITS TO RIVER ROAD. The Board also considered the character and amount of other incidental benefits received by River Road. The Board considered potential benefits to River Road from the use of "soft dollars" to pay for research services generated by parties other than the executing broker dealer. The Board concluded that any other benefits to be received by River Road from its relationship with the River Road Long-Short Fund were not expected to be unreasonable.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the River Road Long-Short Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the River Road Long-Short Sub-Investment Advisory Agreement is in the best interests of the River Road Long-Short Fund. No single factor was determinative in the Board's analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/FAIRPOINTE MID CAP FUND

At an in-person meeting held on March 17, 2011 and a special meeting held on March 31, 2011, the Board including the Independent Trustees, considered the approval of a Sub-Investment Advisory Agreement (the "Fairpointe Sub-Investment Advisory Agreement") between Aston and Fairpointe Capital LLC ("Proposed Subadviser" or "Fairpointe Capital") with respect to the Fairpointe Mid Cap Fund (known as the ASTON/Optimum Mid Cap Fund prior to May 1, 2011). The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of Aston, the Proposed Subadviser or their affiliates to consider approval of the Fairpointe Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations.

In making its determinations, the Board, including all of the Independent Trustees present at the meetings, reviewed materials provided by Aston and Fairpointe Capital including information regarding (i) the nature, extent and quality of services to be provided; (ii) the operational and compliance infrastructure and financial condition of Fairpointe Capital; (iii) the subadvisory fee to be charged; and (iv) potential benefits to be received by Fairpointe Capital. Based on the information available at the meetings, the Board, including the Independent Trustees, determined that it was in the best interests of the Fairpointe Mid Cap Fund and its shareholders to approve the Fairpointe Sub Investment Advisory Agreement. Among the matters considered by the Board, including the Independent Trustees, in connection with the approval of the Fairpointe Sub-Investment Advisory Agreement with respect to the Fairpointe Mid Cap Fund were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, extent and quality of services expected to be provided under the Fairpointe Sub-Investment Advisory Agreement. The Board considered the reputations, qualifications and back-ground of the Proposed Subadviser and its staff including in particular, the reputations and qualifications of Ms. Thyra E. Zerhusen, the founder of Fairpointe Capital and the portfolio manager of the Fund since May 1999, and of the other co-portfolio managers of the Fund who also joined Fairpointe Capital from Optimum Investment Advisors, LLC. The Board considered the industry experience of the Proposed Subadviser's investment, operations and compliance staff, including its consultants. The Board also considered the operational and compliance infrastructure of the Proposed Subadviser and its financial condition. The Board also considered the investment approach of the Proposed Subadviser, the experience and skills of investment personnel responsible for the day-to-day investment management of the Fairpointe Mid Cap Fund and the resources made available to such personnel. The Board considered that the incumbent portfolio management team of the Fairpointe Mid Cap Fund would continue to manage the Fairpointe Mid Cap Fund at Fairpointe Capital and that the investment objective and principal strategies of the Fairpointe Mid Cap Fund would not change. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Proposed Subadviser were expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee schedule under the Fairpointe Sub-Investment Advisory Agreement as well as the overall management fee structure of the Fairpointe Mid Cap Fund. The Board considered that the fee schedule under the Fairpointe Sub-Investment Advisory Agreement was the same as the fee schedule under the existing subadvisory agreement, and that there would be no change in the management fee payable by the Fairpointe Mid Cap Fund. The Board considered that the subadvisory fee schedule was negotiated at arm's length between Aston and the Proposed Subadviser, an unaffiliated third party, and that Aston would compensate the Proposed Subadviser from the advisory fee it receives from the Fairpointe Mid Cap Fund. The Board considered that there was a reasonable basis for the breakpoint schedule contained in the Fairpointe Sub-Investment Advisory Agreement in light of the capacity and resource requirements of the Fairpointe Mid Cap Fund's strategy.

The Board concluded that the proposed subadvisory fee schedule was reasonable in light of the nature, quality and extent of services to be provided. As part of its most recent review of the annual continuance of the investment advisory agreement with Aston, the Board had previously considered whether there would be economies of scale with respect to the overall fee structure of the Fairpointe Mid Cap Fund and determined that the Fairpointe Mid Cap Fund benefited from economies of scale as a result of the breakpoint schedule.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits expected to be received by the Proposed Subadviser. The Board considered potential benefits to the Proposed Subadviser from the use


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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

of "soft dollars" to pay for research services generated by par-ties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by the Proposed Subadviser from its relationship with the Fairpointe Mid Cap Fund.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Fairpointe Sub-Investment Advisory Agreement were fair and reasonable, and that the approval of the Fairpointe Sub-Investment Advisory Agreement was in the best interests of the Fairpointe Mid Cap Fund. No single factor was determinative in the Board's analysis.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the prospectus. If these costs were applied to your account, your costs would be higher.

                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                 EXPENSES
                                           VALUE       VALUE      EXPENSE   PAID DURING
                                          11/01/10    04/30/11   RATIO(1)     PERIOD(2)
                                         ---------   ---------   --------   -----------
M&C GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,129.50     1.06%       $5.60
   Class I ...........................      1,000     1,131.10     0.81%        4.28
   Class R ...........................      1,000     1,128.10     1.31%        6.91
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.54     1.06%       $5.31
   Class I ...........................      1,000     1,020.78     0.81%        4.06
   Class R ...........................      1,000     1,018.30     1.31%        6.56
VEREDUS SELECT GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,174.50     1.30%       $7.01
   Class I ...........................      1,000     1,176.00     1.05%        5.67
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35     1.30%       $6.51
   Class I ...........................      1,000     1,019.59     1.05%        5.26
TAMRO DIVERSIFIED EQUITY FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,167.40     1.20%       $6.45
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000     1,018.84     1.20%       $6.01
HERNDON LARGE CAP VALUE FUND (3)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,169.00     1.30%       $6.99
   Class I ...........................     $1,000     1,056.60     1.05%        1.77
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35     1.30%       $6.51
   Class I ...........................     $1,000     1,019.59     1.05%        5.26
VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,163.30     1.10%       $5.90
   Class I ...........................      1,000     1,166.00     0.82%        4.40
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.34     1.10%       $5.51
   Class I ...........................      1,000     1,020.73     0.82%        4.11
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,121.10     1.10%       $5.79
   Class I ...........................      1,000     1,122.60     0.85%        4.47
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.34     1.10%       $5.51
   Class I ...........................      1,000     1,020.58     0.85%        4.26
M&C MID CAP GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,226.80     1.40%       $7.73
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85     1.40%       $7.00


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
                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                 EXPENSES
                                           VALUE       VALUE      EXPENSE   PAID DURING
                                          11/01/10    04/30/11   RATIO(1)     PERIOD(2)
                                         ---------   ---------   --------   -----------
FAIRPOINTE MID CAP FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,186.90     1.10%       $5.96
   Class I ...........................      1,000     1,188.40     0.85%        4.61
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,019.34     1.10%       $5.51
   Class I ...........................      1,000     1,020.58     0.85%        4.26
CARDINAL MID CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,214.40     1.40%       $7.69
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85     1.40%       $7.00
VEREDUS AGGRESSIVE GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,331.40     1.49%       $8.61
   Class I ...........................      1,000     1,333.90     1.24%        7.18
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.41     1.49%       $7.45
   Class I ...........................      1,000     1,018.65     1.24%        6.21
CROSSWIND SMALL CAP GROWTH FUND (4)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,260.00     1.35%       $7.48
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.10     1.35%       $6.76
TAMRO SMALL CAP FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,238.80     1.32%       $7.33
   Class I ...........................      1,000     1,240.60     1.07%        5.94
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.25     1.32%       $6.61
   Class I ...........................      1,000     1,019.49     1.07%        5.36
RIVER ROAD SELECT VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,157.60     1.41%       $7.54
   Class I ...........................      1,000     1,159.80     1.16%        6.21
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.80     1.41%       $7.05
   Class I ...........................      1,000     1,019.04     1.16%        5.81
RIVER ROAD SMALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,150.60     1.37%       $7.31
   Class I ...........................      1,000     1,152.10     1.12%        5.98
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.00     1.37%       $6.85
   Class I ...........................      1,000     1,019.24     1.12%        5.61
RIVER ROAD INDEPENDENT VALUE FUND (5)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,087.00     1.42%       $4.91
   HYPOTHETICAL 5% RETURN
   Class N ...........................      1,000    $1,017.75     1.42%       $7.10
NEPTUNE INTERNATIONAL FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,117.70     1.27%       $6.67
   Class I ...........................      1,000     1,119.20     1.02%        5.36
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.50     1.27%       $6.36
   Class I ...........................      1,000     1,019.74     1.02%        5.11

                                         BEGINNING    ENDING
                                          ACCOUNT     ACCOUNT                 EXPENSES
                                           VALUE       VALUE      EXPENSE   PAID DURING
                                          11/01/10    04/30/11   RATIO(1)     PERIOD(2)
                                         ---------   ---------   --------   -----------
BARINGS INTERNATIONAL FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,098.50     1.40%       $7.28
   Class I ...........................      1,000     1,098.30     1.15%        5.98
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.85     1.40%       $7.00
   Class I ...........................      1,000     1,019.09     1.15%        5.76
DYNAMIC ALLOCATION FUND (6)
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,106.70     1.30%       $6.79
   Class I ...........................      1,000     1,104.70     1.05%        5.45
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.35     1.30%       $6.51
   Class I ...........................      1,000     1,019.59     1.05%        5.26
M.D. SASS ENHANCED EQUITY FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,073.00     1.32%       $6.78
   Class I ...........................      1,000     1,075.40     1.07%        5.51
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.25     1.32%       $6.61
   Class I ...........................      1,000     1,019.49     1.07%        5.36
NEW CENTURY ABSOLUTE RETURN ETF FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,111.70     1.50%       $7.85
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.36     1.50%       $7.50
LAKE PARTNERS LASSO ALTERNATIVES FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,074.30     1.45%       $7.46
   Class I ...........................      1,000     1,076.40     1.20%        6.18
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,017.60     1.45%       $7.25
   Class I ...........................      1,000     1,018.84     1.20%        6.01
FORTIS REAL ESTATE FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,176.30     1.37%       $7.39
   Class I ...........................      1,000     1,177.10     1.12%        6.05
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.00     1.37%       $6.85
   Class I ...........................      1,000     1,019.24     1.12%        5.61
M&C BALANCED FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,073.10     1.35%       $6.94
   Class I ...........................      1,000     1,074.40     1.10%        5.66
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,018.10     1.35%       $6.76
   Class I ...........................      1,000     1,019.34     1.10%        5.51
TCH FIXED INCOME FUND
   ACTUAL FUND RETURN
   Class N ...........................     $1,000    $1,025.10     0.81%       $4.07
   Class I ...........................      1,000     1,026.40     0.56%        2.81
   HYPOTHETICAL 5% RETURN
   Class N ...........................     $1,000    $1,020.78     0.81%       $4.06
   Class I ...........................      1,000     1,022.02     0.56%        2.81

(1)  Annualized, based on the Funds' most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) or partial year, if applicable, for the actual return and multiplied by the most recent


                                     | 132

Aston Funds

                                                                  APRIL 30, 2011

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

     fiscal half-year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.

(3)  Herndon Large Cap Value Fund began issuing Class I Shares on March 2, 2011.

(4) Crosswind Small Cap Growth Fund commenced investment operations on November 3, 2010.

(5) River Road Independent Value Fund commenced investment operations on December 31, 2010.

(6)  Dynamic Allocation Fund began issuing Class I Shares on November 2, 2010.


                                     | 133

Aston Funds

ADVISER

Aston Asset Management, LP
120 N. LaSalle Street, 25th Floor
Chicago, IL 60602

SUB-ADVISERS

Fortis Investment Management USA, Inc.
75 State Street
Boston, MA 02109

Baring International Investment Limited
155 Bishopsgate
London, EC2M 3XY UK

Cardinal Capital Management, L.L.C.
One Greenwich Office Park
Greenwich, CT 06831

Crosswind Investments, LLC
Two International Place
Boston, MA 02110

Fairpointe Capital LLC
One North Frankin, Suite 3300
Chicago, IL 60606

Herndon Capital Management, LLC
100 Auburn Avenue, Suite 300
Atlanta, GA 30303

Lake Partners, Inc.
24 Field Point Road
Greenwich, CT 06830

M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, NY 10036

MFS Institutional Advisors Inc.
500 Boylston Street
Boston, MA 02116

SUBADVISERS - CONTINUED

Montag & Caldwell, LLC
3455 Peachtree Road NE, Suite 1200
Atlanta, GA 30326

Neptune Investment Management Limited
3 Shortlands
London, W6 8DA

New Century Capital Management, LLC
36 South Washington Street
Hinsdale, IL 60521

River Road Asset Management, LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

Smart Portfolios, LLC
17865 Ballinger Way NE
Lake Forest Park, WA 98155

TAMRO Capital Partners, LLC
1701 Duke St., Suite 250
Alexandria, VA 22314

Taplin, Canida & Habacht LLC
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131

Todd-Veredus Asset Management LLC
National City Tower
101 South Fifth Street, Suite 3100
Louisville, KY 40202

SHAREHOLDER SERVICES

Aston Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Stuart D. Bilton,
     Chief Executive Officer
Kenneth C. Anderson, President
Gerald F. Dillenburg, Senior Vice President and Secretary, Chief Operating Officer and
     Chief Compliance Officer
Christine C. Carsman,
     Chief Legal Officer
Laura M. Curylo, Treasurer, and Chief Financial Officer
Juli A. Braun, Assistant Treasurer
James A. Dimmick, Assistant Secretary
Marc J. Peirce, Assistant Secretary
Diana R. Podgorny, Assistant Secretary

CUSTODIAN

The Bank of New York Mellon
One Wall Street
New York, New York 10286

LEGAL COUNSEL

Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
155 N. Wacker Drive
Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-992-8151.


                                     | 134

                          Guide to Shareholder Benefits

We're delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. -
7 p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For Class N shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Shareholder Services Line Is at Your Service 24 Hours a Day

800-992-8151

Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

(ASTON FUNDS LOGO)

P.O. Box 9765
Providence, RI 02940

ATSEM 11

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Aston Funds

By (Signature and Title)*  /s/Stuart D. Bilton
                           ----------------------------------------------
                           Stuart D. Bilton, Chief Executive Officer
                           (principal executive officer)

Date  6/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Stuart D. Bilton
                           ----------------------------------------------
                           Stuart D. Bilton, Chief Executive Officer
                           (principal executive officer)

Date  6/27/11

By (Signature and Title)*  /s/ Laura M. Curylo
                           ----------------------------------------------
                           Laura M. Curylo, Treasurer and
                           Chief Financial Officer
                           (principal financial officer)

Date  6/27/11

----------
* Print the name and title of each signing officer under his or her signature.